AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.1%
Aerospace & Defense - 1.2%
Curtiss-Wright Corp.
7,365 972,622
Howmet Aerospace, Inc.
40,076 1,260,390
Huntington Ingalls Industries, Inc.
29,900 6,512,818
Textron, Inc.
54,692 3,340,041
12,085,871
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.
4,231 428,897
Expeditors International of
Washington, Inc. 5,168 503,673
FedEx Corp.
7,598 1,722,543
United Parcel Service, Inc., Class
B 22,460 4,099,848
6,754,961
Automobiles - 1.6%
General Motors Co. *
63,656 2,021,715
Tesla, Inc. *
21,193 14,271,790
16,293,505
Banks - 2.6%
Bank OZK
84,785 3,181,981
Citigroup, Inc.
67,619 3,109,798
Citizens Financial Group, Inc.
34,638 1,236,230
First Citizens BancShares, Inc.,
Class A 1,673 1,093,774
FNB Corp.
155,113 1,684,527
JPMorgan Chase & Co.
39,446 4,442,014
M&T Bank Corp.
6,620 1,055,162
Popular, Inc.
118,713 9,132,591
Wells Fargo & Co.
7,062 276,619
Wintrust Financial Corp.
12,776 1,023,996
26,236,692
Beverages - 0.1%
Monster Beverage Corp. * 5,177 479,908
Biotechnology - 3.0%
AbbVie, Inc.
3,580 548,313
Amgen, Inc.
10,707 2,605,013
Horizon Therapeutics plc *
26,140 2,084,926
Moderna, Inc. *
76,547 10,934,739
United Therapeutics Corp. *
59,194 13,948,474
30,121,465
Building Products - 1.2%
A O Smith Corp.
14,233 778,260
Builders FirstSource, Inc. *
67,741 3,637,692
Carlisle Cos., Inc.
14,419 3,440,518
Johnson Controls International plc
6,006 287,567
Owens Corning
41,636 3,093,971
Trane Technologies plc
2,344 304,415
11,542,423
INVESTMENTS SHARES VALUE ($)
Capital Markets - 0.8%
Ameriprise Financial, Inc.
22,509 5,349,939
Bank of New York Mellon Corp.
(The) 23,478 979,268
Goldman Sachs Group, Inc. (The)
1,191 353,751
Morgan Stanley
12,253 931,963
MSCI, Inc.
908 374,232
7,989,153
Chemicals - 3.7%
CF Industries Holdings, Inc.
61,100 5,238,103
Chemours Co. (The)
160,714 5,146,062
Corteva, Inc.
86,483 4,682,190
Eastman Chemical Co.
34,809 3,124,804
Huntsman Corp.
103,884 2,945,111
LyondellBasell Industries NV, Class
A 76,984 6,733,021
NewMarket Corp.
1,614 485,750
Olin Corp.
185,655 8,592,113
Westlake Corp.
5,708 559,498
37,506,652
Commercial Services & Supplies - 0.8%
Cintas Corp.
1,315 491,192
Copart, Inc. *
5,071 551,015
Waste Management, Inc.
43,926 6,719,799
7,762,006
Construction & Engineering - 0.1%
Quanta Services, Inc.
4,911 615,545
Valmont Industries, Inc.
1,215 272,925
888,470
Consumer Finance - 0.1%
SLM Corp. 80,562 1,284,158
Containers & Packaging - 0.6%
Berry Global Group, Inc. *
11,035 602,953
Packaging Corp. of America
24,714 3,398,175
Silgan Holdings, Inc.
57,426 2,374,565
6,375,693
Distributors - 0.0% (a)
LKQ Corp. 8,234 404,207
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B * 50,319 13,738,093
Diversified Telecommunication Services - 1.0%
AT&T, Inc.
192,635 4,037,630
Verizon Communications, Inc.
122,307 6,207,080
10,244,710
Electric Utilities - 1.0%
Exelon Corp.
51,781 2,346,715
NRG Energy, Inc.
197,907 7,554,110
9,900,825

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 0.8%
Acuity Brands, Inc.
47,683 7,345,089
Eaton Corp. plc
2,300 289,777
Hubbell, Inc.
1,664 297,157
7,932,023
Electronic Equipment, Instruments & Components - 2.8%
Arrow Electronics, Inc. *
113,412 12,712,351
CDW Corp.
27,147 4,277,281
Jabil, Inc.
98,238 5,030,768
TD SYNNEX Corp.
57,816 5,267,038
Teledyne Technologies, Inc. *
1,723 646,315
27,933,753
Energy Equipment & Services - 0.2%
Schlumberger NV 44,339 1,585,563
Entertainment - 0.3%
Activision Blizzard, Inc.
21,255 1,654,914
Warner Bros Discovery, Inc. *
65,592 880,245
2,535,159
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.
1,403 358,593
EPR Properties
564 26,469
Kimco Realty Corp.
23,476 464,120
Public Storage
4,562 1,426,401
Ventas, Inc.
6,201 318,917
2,594,500
Food & Staples Retailing - 1.8%
Albertsons Cos., Inc., Class A
59,015 1,576,881
Costco Wholesale Corp.
5,737 2,749,629
Kroger Co. (The)
147,970 7,003,420
Walmart, Inc.
56,207 6,833,647
18,163,577
Food Products - 0.9%
Darling Ingredients, Inc. *
21,387 1,278,943
Flowers Foods, Inc.
17,814 468,864
Pilgrim's Pride Corp. *
30,907 965,226
Tyson Foods, Inc., Class A
78,986 6,797,535
9,510,568
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories
6,000 651,900
QuidelOrtho Corp. *
65,313 6,347,117
6,999,017
Health Care Providers & Services - 4.4%
CVS Health Corp.
66,540 6,165,596
Elevance Health, Inc.
30,301 14,622,657
McKesson Corp.
9,346 3,048,759
Molina Healthcare, Inc. *
30,437 8,510,490
UnitedHealth Group, Inc.
19,334 9,930,522
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 4.4% (continued)
Universal Health Services, Inc.,
Class B 22,236 2,239,387
44,517,411
Health Care Technology - 0.1%
Teladoc Health, Inc. *
3,483 115,671
Veeva Systems, Inc., Class A *
5,355 1,060,504
1,176,175
Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc.
21,679 2,452,329
McDonald's Corp.
1,933 477,219
2,929,548
Household Durables - 1.4%
Lennar Corp., Class A
50,051 3,532,099
Mohawk Industries, Inc. *
13,673 1,696,683
PulteGroup, Inc.
142,432 5,644,580
Toll Brothers, Inc.
82,302 3,670,669
14,544,031
Household Products - 1.7%
Procter & Gamble Co. (The) 116,907 16,810,058
Independent Power and Renewable Electricity Producers - 0.0% (a)
Vistra Corp. 13,227 302,237
Industrial Conglomerates - 0.8%
3M Co.
18,015 2,331,321
General Electric Co.
34,103 2,171,338
Honeywell International, Inc.
21,563 3,747,865
8,250,524
Insurance - 4.2%
Allstate Corp. (The)
107,350 13,604,466
American International Group, Inc.
40,282 2,059,619
Assurant, Inc.
18,204 3,146,561
Assured Guaranty Ltd.
8,238 459,598
Everest Re Group Ltd.
38,494 10,789,098
First American Financial Corp.
88,484 4,682,573
MetLife, Inc.
10,090 633,551
Old Republic International Corp.
197,488 4,415,832
Progressive Corp. (The)
17,597 2,046,003
Travelers Cos., Inc. (The)
2,976 503,331
42,340,632
Interactive Media & Services - 5.8%
Alphabet, Inc., Class A *
13,395 29,191,188
Alphabet, Inc., Class C *
7,676 16,790,866
Meta Platforms, Inc., Class A *
76,762 12,377,872
58,359,926
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. * 214,560 22,788,418

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
IT Services - 2.7%
Accenture plc, Class A
14,799 4,108,942
Akamai Technologies, Inc. *
42,555 3,886,548
Bread Financial Holdings, Inc.
104,339 3,866,803
Cognizant Technology Solutions
Corp., Class A 9,464 638,726
Concentrix Corp.
33,205 4,503,926
EPAM Systems, Inc. *
9,019 2,658,621
StoneCo Ltd., Class A (Brazil) *
605,160 4,659,732
VeriSign, Inc. *
9,225 1,543,619
Visa, Inc., Class A
8,619 1,696,995
27,563,912
Life Sciences Tools & Services - 2.5%
Charles River Laboratories
International, Inc. * 21,636 4,629,455
Danaher Corp.
30,060 7,620,811
Thermo Fisher Scientific, Inc.
23,195 12,601,380
24,851,646
Machinery - 2.1%
AGCO Corp.
36,885 3,640,549
Allison Transmission Holdings, Inc.
87,725 3,373,026
Crane Holdings Co.
3,394 297,179
Cummins, Inc.
5,311 1,027,838
Oshkosh Corp.
96,805 7,951,563
Snap-on, Inc.
20,502 4,039,509
Timken Co. (The)
23,364 1,239,460
21,569,124
Media - 0.3%
Comcast Corp., Class A
18,515 726,528
Interpublic Group of Cos., Inc.
(The) 98,645 2,715,697
3,442,225
Metals & Mining - 2.1%
Nucor Corp.
30,108 3,143,576
Reliance Steel & Aluminum Co.
68,032 11,555,916
Steel Dynamics, Inc.
97,581 6,454,983
United States Steel Corp.
12,714 227,708
21,382,183
Multiline Retail - 0.4%
Kohl's Corp.
8,423 300,617
Target Corp.
24,912 3,518,322
3,818,939
Multi-Utilities - 0.1%
Ameren Corp. 8,706 786,674
Oil, Gas & Consumable Fuels - 7.4%
APA Corp.
105,363 3,677,169
Chevron Corp.
85,973 12,447,171
ConocoPhillips
110,014 9,880,357
Coterra Energy, Inc.
266,624 6,876,233
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 7.4% (continued)
Devon Energy Corp.
118,551 6,533,346
DT Midstream, Inc.
21,308 1,044,518
EOG Resources, Inc.
81,703 9,023,279
Exxon Mobil Corp.
159,567 13,665,318
HF Sinclair Corp.
92,417 4,173,552
Marathon Oil Corp.
84,243 1,893,783
Occidental Petroleum Corp.
63,212 3,721,922
Pioneer Natural Resources Co.
5,852 1,305,464
74,242,112
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,313 1,862,402
Pharmaceuticals - 3.1%
Eli Lilly & Co.
5,145 1,668,163
Johnson & Johnson
108,765 19,306,875
Pfizer, Inc.
193,772 10,159,466
31,134,504
Professional Services - 1.0%
Booz Allen Hamilton Holding Corp.
40,942 3,699,519
CACI International, Inc., Class A *
4,086 1,151,353
ManpowerGroup, Inc.
28,533 2,180,206
Robert Half International, Inc.
34,886 2,612,613
9,643,691
Road & Rail - 0.2%
AMERCO
1,585 757,995
Knight-Swift Transportation
Holdings, Inc. 9,438 436,885
Ryder System, Inc.
5,249 372,994
Schneider National, Inc., Class B
13,431 300,586
XPO Logistics, Inc. *
6,428 309,572
2,178,032
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.
79,128 7,199,066
Intel Corp.
255,935 9,574,528
Lam Research Corp.
14,577 6,211,989
Micron Technology, Inc.
111,755 6,177,816
NVIDIA Corp.
24,739 3,750,185
ON Semiconductor Corp. *
62,651 3,151,972
Qorvo, Inc. *
15,215 1,435,079
QUALCOMM, Inc.
25,733 3,287,133
Skyworks Solutions, Inc.
4,916 455,418
Teradyne, Inc.
12,312 1,102,540
Texas Instruments, Inc.
20,600 3,165,190
45,510,916
Software - 8.5%
Adobe, Inc. *
15,313 5,605,477
Cadence Design Systems, Inc. *
32,463 4,870,424
Fortinet, Inc. *
7,915 447,831
Intuit, Inc.
1,554 598,974
Manhattan Associates, Inc. *
4,944 566,582

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 8.5% (continued)
Microsoft Corp.
248,763 63,889,801
NCR Corp. *
22,879 711,766
Oracle Corp.
41,305 2,885,980
Teradata Corp. *
124,280 4,599,603
VMware, Inc., Class A
6,693 762,868
84,939,306
Specialty Retail - 3.1%
AutoNation, Inc. *
96,077 10,737,565
Best Buy Co., Inc.
11,634 758,420
Dick's Sporting Goods, Inc.
64,327 4,848,326
Home Depot, Inc. (The)
4,165 1,142,335
Lowe's Cos., Inc.
13,584 2,372,717
Penske Automotive Group, Inc.
51,358 5,376,669
Williams-Sonoma, Inc.
54,708 6,069,853
31,305,885
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.
502,691 68,727,913
HP, Inc.
241,182 7,905,946
76,633,859
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc. *
3,796 1,034,827
Skechers USA, Inc., Class A *
27,084 963,649
1,998,476
Tobacco - 0.7%
Altria Group, Inc.
55,142 2,303,281
Philip Morris International, Inc.
49,206 4,858,601
7,161,882
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc.,
Class A 17,062 1,281,527
United Rentals, Inc. *
14,863 3,610,371
4,891,898
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. * 16,099 2,165,959
TOTAL COMMON STOCKS
(Cost $584,069,469) 965,965,537
PREFERRED STOCKS - 0.0% (a)
Internet & Direct Marketing Retail - 0.0% (a)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $204,612) 2,114 123,563
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.8%
INVESTMENT COMPANIES - 3.8%
Limited Purpose Cash Investment
Fund, 1.15% (b)
(Cost $38,301,226) 38,324,230 38,293,571
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $622,575,307) 1,004,382,671
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% (c) 668,416
NET ASSETS - 100.0% 1,005,051,087
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 76,747,980 7.6%
Consumer Discretionary 94,206,571 9.4
Consumer Staples 53,988,394 5.4
Energy 75,827,675 7.5
Financials 91,588,729 9.1
Health Care 138,800,219 13.8
Industrials 93,499,024 9.3
Information Technology 262,581,745 26.1
Materials 65,264,527 6.5
Real Estate 2,594,500 0.3
Utilities 10,989,736 1.1
Investment Companies 38,293,571 3.8
Total Investments In Securities
At Value 1,004,382,671 99.9
Other Assets in Excess of
Liabilities (c) 668,416 0.1
Net Assets
$ 1,005,051,087 100.0%

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of June 30, 2022.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 164 9/2022 USD $ 31,073,900 $ (1,870,156)
$ (1,870,156)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.2%
Aerospace & Defense - 0.4%
AAR Corp. *
1,965 82,215
AerSale Corp. *
12,241 177,617
Ducommun, Inc. *
641 27,589
National Presto Industries, Inc.
775 50,871
Park Aerospace Corp.
5,192 66,250
Vectrus, Inc. *
511 17,098
421,640
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. *
4,850 299,294
Hub Group, Inc., Class A *
6,511 461,890
761,184
Airlines - 0.2%
Allegiant Travel Co. *
806 91,150
SkyWest, Inc. *
1,735 36,869
Spirit Airlines, Inc. *
4,469 106,541
234,560
Auto Components - 1.1%
Adient plc *
4,250 125,928
American Axle & Manufacturing
Holdings, Inc. * 1,649 12,417
Dana, Inc.
14,306 201,286
Goodyear Tire & Rubber Co. (The)
* 16,638 178,193
LCI Industries
1,972 220,627
Modine Manufacturing Co. *
889 9,361
Patrick Industries, Inc.
5,106 264,695
XPEL, Inc. *(a)
738 33,896
1,046,403
Automobiles - 0.1%
Winnebago Industries, Inc. 1,911 92,798
Banks - 8.0%
1st Source Corp.
4,426 200,940
Associated Banc-Corp.
1,890 34,511
BancFirst Corp.
1,011 96,763
Bancorp, Inc. (The) *
12,926 252,316
BankUnited, Inc.
732 26,037
Cathay General Bancorp
9,546 373,726
Central Pacific Financial Corp.
1,419 30,438
Columbia Banking System, Inc.
4,804 137,635
Community Trust Bancorp, Inc.
732 29,602
Customers Bancorp, Inc. *
19,317 654,846
Dime Community Bancshares, Inc.
3,240 96,066
Eagle Bancorp, Inc.
416 19,723
Eastern Bankshares, Inc.
5,326 98,318
Farmers National Banc Corp.
2,001 30,015
Financial Institutions, Inc.
7,922 206,130
First Bancorp/PR
23,233 299,938
First Business Financial Services,
Inc. 568 17,716
First Financial Corp.
1,349 60,030
INVESTMENTS SHARES VALUE ($)
Banks - 8.0% (continued)
First Internet Bancorp
2,851 104,974
First Interstate BancSystem, Inc.,
Class A 4,570 174,163
First Merchants Corp.
4,786 170,477
First of Long Island Corp. (The)
6,236 109,317
Flushing Financial Corp.
4,891 103,983
Fulton Financial Corp.
10,873 157,115
Glacier Bancorp, Inc.
3,253 154,257
Great Southern Bancorp, Inc.
7,773 455,187
Hancock Whitney Corp.
4,008 177,675
Hanmi Financial Corp.
8,094 181,629
Heartland Financial USA, Inc.
10,270 426,616
Hilltop Holdings, Inc.
18,531 494,036
Home BancShares, Inc.
16,555 343,847
HomeStreet, Inc.
5,139 178,169
Hope Bancorp, Inc.
3,232 44,731
Independent Bank Corp.
4,202 81,015
International Bancshares Corp.
10,482 420,119
Mercantile Bank Corp.
2,598 83,006
Midland States Bancorp, Inc.
6,399 153,832
NBT Bancorp, Inc.
4,174 156,901
Northeast Bank
593 21,662
OceanFirst Financial Corp.
1,966 37,610
OFG Bancorp
3,523 89,484
Old National Bancorp
12,058 178,338
PCB Bancorp
850 15,878
Peapack-Gladstone Financial
Corp. 1,193 35,432
Peoples Bancorp, Inc.
1,097 29,180
QCR Holdings, Inc.
964 52,046
Republic First Bancorp, Inc. *
2,540 9,677
S&T Bancorp, Inc.
2,375 65,146
ServisFirst Bancshares, Inc.
4,239 334,542
Southern First Bancshares, Inc. *
468 20,400
SouthState Corp.
1,300 100,295
Trustmark Corp.
1,383 40,370
United Bankshares, Inc.
656 23,006
Unity Bancorp, Inc.
589 15,597
WesBanco, Inc.
662 20,992
7,925,454
Beverages - 1.1%
Celsius Holdings, Inc. *
3,420 223,189
Coca-Cola Consolidated, Inc.
971 547,547
MGP Ingredients, Inc.
2,225 222,700
National Beverage Corp.
2,318 113,443
Primo Water Corp.
1,560 20,873
1,127,752
Biotechnology - 5.9%
ACADIA Pharmaceuticals, Inc. *
4,832 68,083
Adicet Bio, Inc. *
2,941 42,939
Agenus, Inc. *
27,111 52,595
Akebia Therapeutics, Inc. *(b)
145,102 51,236
Aldeyra Therapeutics, Inc. *
9,011 35,954

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 5.9% (continued)
Alector, Inc. *
18,714 190,134
Aligos Therapeutics, Inc. *
23,500 28,435
Alkermes plc *
5,539 165,007
Amicus Therapeutics, Inc. *
15,837 170,089
Anika Therapeutics, Inc. *
4,329 96,623
AquaBounty Technologies, Inc. *
72,576 124,105
Arcus Biosciences, Inc. *
6,568 166,433
Arrowhead Pharmaceuticals, Inc. *
5,157 181,578
Avita Medical, Inc. *
10,083 47,894
Biohaven Pharmaceutical Holding
Co. Ltd. * 2,433 354,512
C4 Therapeutics, Inc. *
2,690 20,283
Catalyst Pharmaceuticals, Inc. *
59,114 414,389
Cullinan Oncology, Inc. *
3,144 40,306
Curis, Inc. *
29,089 28,638
Cytokinetics, Inc. *
3,638 142,937
Eagle Pharmaceuticals, Inc. *
5,274 234,324
Emergent BioSolutions, Inc. *
6,746 209,396
Foghorn Therapeutics, Inc. *
1,272 17,299
Halozyme Therapeutics, Inc. *
6,000 264,000
Insmed, Inc. *
6,637 130,882
Ironwood Pharmaceuticals, Inc. *
28,868 332,848
iTeos Therapeutics, Inc. *
33,598 692,119
Ligand Pharmaceuticals, Inc. *
951 84,848
Mustang Bio, Inc. *
36,182 21,167
Myriad Genetics, Inc. *
4,990 90,668
Olema Pharmaceuticals, Inc. *
17,796 72,430
Organogenesis Holdings, Inc. *
26,182 127,768
PDL BioPharma, Inc. (3)*(c)
32,677 38,012
Precision BioSciences, Inc. *(b)
13,083 20,933
Radius Health, Inc. *
5,079 52,669
REGENXBIO, Inc. *
3,649 90,130
Selecta Biosciences, Inc. *
30,138 39,481
Silverback Therapeutics, Inc. *
6,200 26,288
Solid Biosciences, Inc. *
100,580 61,917
Spectrum Pharmaceuticals, Inc. *
37,106 28,943
Spero Therapeutics, Inc. *
20,399 15,116
Syndax Pharmaceuticals, Inc. *
2,080 40,019
Syros Pharmaceuticals, Inc. *
96,615 93,011
TG Therapeutics, Inc. *
4,843 20,583
Turning Point Therapeutics, Inc. *
627 47,182
Vericel Corp. *
7,091 178,551
Vir Biotechnology, Inc. *
15,517 395,218
5,847,972
Building Products - 2.3%
Apogee Enterprises, Inc.
14,282 560,140
Caesarstone Ltd.
1,159 10,582
Griffon Corp.
1,800 50,454
Insteel Industries, Inc.
12,798 430,909
Resideo Technologies, Inc. *
1,234 23,964
Simpson Manufacturing Co., Inc.
550 55,335
UFP Industries, Inc.
14,495 987,689
INVESTMENTS SHARES VALUE ($)
Building Products - 2.3% (continued)
Zurn Water Solutions Corp.
5,807 158,183
2,277,256
Capital Markets - 1.7%
Artisan Partners Asset
Management, Inc., Class A 5,733 203,923
Brightsphere Investment Group,
Inc. 4,835 87,078
Cohen & Steers, Inc.
1,237 78,661
Cowen, Inc., Class A
9,880 234,057
Diamond Hill Investment Group,
Inc. 512 88,904
Donnelley Financial Solutions,
Inc. * 9,790 286,749
Federated Hermes, Inc.
7,470 237,471
Houlihan Lokey, Inc.
576 45,464
Oppenheimer Holdings, Inc., Class
A 5,545 183,207
StoneX Group, Inc. *
1,990 155,359
Virtus Investment Partners, Inc.
373 63,791
1,664,664
Chemicals - 1.2%
AdvanSix, Inc.
6,933 231,839
FutureFuel Corp.
20,743 151,009
Intrepid Potash, Inc. *
3,917 177,401
Koppers Holdings, Inc.
3,627 82,115
Livent Corp. *
2,060 46,741
Rayonier Advanced Materials,
Inc. * 25,174 65,956
Stepan Co.
2,573 260,774
Tredegar Corp.
1,836 18,360
Trinseo plc
636 24,461
Tronox Holdings plc, Class A
6,781 113,921
Valhi, Inc.
421 19,088
1,191,665
Commercial Services & Supplies - 0.9%
ACCO Brands Corp.
44,364 289,697
Deluxe Corp.
863 18,701
Ennis, Inc.
4,970 100,543
HNI Corp.
5,756 199,676
Interface, Inc.
16,972 212,829
Pitney Bowes, Inc.
27,146 98,269
Quad/Graphics, Inc. *
6,039 16,607
936,322
Communications Equipment - 0.8%
Calix, Inc. *
6,386 218,018
Casa Systems, Inc. *
5,060 19,886
Digi International, Inc. *
3,152 76,342
EMCORE Corp. *
70,418 216,183
Extreme Networks, Inc. *
18,579 165,725
NetScout Systems, Inc. *
2,918 98,774
794,928

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 2.8%
API Group Corp. *
9,020 135,029
Arcosa, Inc.
3,429 159,209
Argan, Inc.
923 34,446
Comfort Systems USA, Inc.
2,375 197,481
Dycom Industries, Inc. *
436 40,565
EMCOR Group, Inc.
5,140 529,214
Great Lakes Dredge & Dock Corp.
* 6,296 82,541
IES Holdings, Inc. *
479 14,451
Infrastructure and Energy
Alternatives, Inc. * 2,931 23,536
Matrix Service Co. *
3,522 17,821
MYR Group, Inc. *
12,737 1,122,512
Primoris Services Corp.
5,206 113,283
Sterling Infrastructure, Inc. *
5,268 115,475
Tutor Perini Corp. *
18,884 165,802
2,751,365
Construction Materials - 0.1%
Summit Materials, Inc., Class A * 5,065 117,964
Consumer Finance - 0.2%
Curo Group Holdings Corp.
3,428 18,957
Enova International, Inc. *
3,134 90,322
FirstCash Holdings, Inc.
396 27,526
Navient Corp.
1,336 18,691
Oportun Financial Corp. *
6,238 51,588
Regional Management Corp.
474 17,713
224,797
Containers & Packaging - 0.1%
O-I Glass, Inc. * 7,075 99,050
Diversified Consumer Services - 0.4%
Graham Holdings Co., Class B
39 22,107
Laureate Education, Inc.
5,783 66,909
Perdoceo Education Corp. *
9,290 109,436
Stride, Inc. *
2,450 99,935
WW International, Inc. *
13,650 87,224
385,611
Diversified Financial Services - 0.2%
Acacia Research Corp. *
10,709 53,973
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 1,482 19,666
Cannae Holdings, Inc. *
3,662 70,823
Jackson Financial, Inc., Class A
2,702 72,279
216,741
Diversified Telecommunication Services - 0.2%
Consolidated Communications
Holdings, Inc. * 4,848 33,936
EchoStar Corp., Class A *
2,266 43,734
IDT Corp., Class B *
2,560 64,384
INVESTMENTS SHARES VALUE ($)
Diversified Telecommunication Services - 0.2% (continued)
Liberty Latin America Ltd., Class C
(Chile) * 3,338 26,003
168,057
Electric Utilities - 0.6%
ALLETE, Inc.
1,518 89,228
MGE Energy, Inc.
1,054 82,033
Otter Tail Corp.
1,794 120,431
PNM Resources, Inc.
4,384 209,468
Portland General Electric Co.
2,046 98,883
600,043
Electrical Equipment - 1.5%
Array Technologies, Inc. *
2,168 23,870
Atkore, Inc. *
9,003 747,339
Babcock & Wilcox Enterprises,
Inc. * 3,198 19,284
Encore Wire Corp.
5,463 567,715
EnerSys
315 18,572
GrafTech International Ltd.
20,962 148,201
1,524,981
Electronic Equipment, Instruments & Components - 2.9%
908 Devices, Inc. *
548 11,283
ePlus, Inc. *
6,413 340,659
Fabrinet (Thailand) *
5,468 443,455
Identiv, Inc. *
1,835 21,249
Insight Enterprises, Inc. *
8,746 754,605
Methode Electronics, Inc.
8,648 320,322
Ouster, Inc. *
5,768 9,344
PC Connection, Inc.
5,566 245,182
Rogers Corp. *
810 212,293
Sanmina Corp. *
10,765 438,458
ScanSource, Inc. *
868 27,030
Vishay Intertechnology, Inc.
2,321 41,360
2,865,240
Energy Equipment & Services - 2.1%
Archrock, Inc.
13,395 110,777
Bristow Group, Inc. *
920 21,528
Cactus, Inc., Class A
2,222 89,480
ChampionX Corp.
10,098 200,445
Helix Energy Solutions Group,
Inc. * 15,860 49,166
Helmerich & Payne, Inc.
464 19,980
Nabors Industries Ltd. *
998 133,632
National Energy Services Reunited
Corp. * 33,280 225,638
Newpark Resources, Inc. *
41,247 127,453
NexTier Oilfield Solutions, Inc. *
6,443 61,273
Oceaneering International, Inc. *
9,107 97,263
Oil States International, Inc. *
3,074 16,661
Patterson-UTI Energy, Inc.
1,250 19,700
ProPetro Holding Corp. *
65,435 654,350
RPC, Inc. *
12,078 83,459

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 2.1% (continued)
Select Energy Services, Inc., Class
A * 5,326 36,323
Solaris Oilfield Infrastructure, Inc.,
Class A 6,749 73,429
TETRA Technologies, Inc. *
20,864 84,708
US Silica Holdings, Inc. *
1,411 16,114
2,121,379
Entertainment - 0.0% (d)
Marcus Corp. (The) * 2,352 34,739
Equity Real Estate Investment Trusts (REITs) - 4.0%
Alexander & Baldwin, Inc.
2,026 36,367
Alexander's, Inc.
502 111,524
American Assets Trust, Inc.
640 19,008
Apple Hospitality REIT, Inc.
8,800 129,096
Armada Hoffler Properties, Inc.
1,800 23,112
Braemar Hotels & Resorts, Inc.
4,942 21,201
BRT Apartments Corp.
707 15,193
Chatham Lodging Trust *
3,570 37,307
EastGroup Properties, Inc.
1,260 194,456
Franklin Street Properties Corp.
13,396 55,861
Global Net Lease, Inc.
11,400 161,424
Healthcare Realty Trust, Inc.
8,582 233,430
Hersha Hospitality Trust *
8,259 81,021
Independence Realty Trust, Inc.
6,241 129,376
iStar, Inc.
4,128 56,595
Kite Realty Group Trust
3,416 59,063
LXP Industrial Trust
11,810 126,839
National Health Investors, Inc.
1,294 78,429
National Storage Affiliates Trust
3,196 160,024
Necessity Retail REIT, Inc. (The)
20,746 151,031
NexPoint Residential Trust, Inc.
1,268 79,263
Office Properties Income Trust
5,889 117,486
One Liberty Properties, Inc.
1,902 49,414
Paramount Group, Inc.
3,465 25,052
Phillips Edison & Co., Inc.
1,571 52,487
Physicians Realty Trust
8,095 141,258
Piedmont Office Realty Trust, Inc.,
Class A 2,355 30,898
PotlatchDeltic Corp.
940 41,539
PS Business Parks, Inc.
1,322 247,412
RLJ Lodging Trust
2,887 31,844
RPT Realty
5,527 54,330
Ryman Hospitality Properties, Inc. *
965 73,369
Sabra Health Care REIT, Inc.
12,156 169,819
Saul Centers, Inc.
3,113 146,653
SITE Centers Corp.
2,258 30,415
Summit Hotel Properties, Inc. *
2,423 17,615
Tanger Factory Outlet Centers, Inc.
3,452 49,087
Uniti Group, Inc.
12,744 120,049
Universal Health Realty Income
Trust 404 21,497
Urban Edge Properties
12,023 182,870
Urstadt Biddle Properties, Inc.,
Class A 9,934 160,931
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 4.0% (continued)
Whitestone REIT
23,431 251,883
3,975,528
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings,
Inc. * 1,902 118,533
Ingles Markets, Inc., Class A
7,717 669,450
Performance Food Group Co. *
4,530 208,289
SpartanNash Co.
1,939 58,500
United Natural Foods, Inc. *
7,626 300,464
Weis Markets, Inc.
2,014 150,123
1,505,359
Food Products - 1.5%
B&G Foods, Inc.
4,819 114,596
Fresh Del Monte Produce, Inc.
4,806 141,921
John B Sanfilippo & Son, Inc.
6,589 477,637
Sanderson Farms, Inc.
881 189,882
Seneca Foods Corp., Class A *
6,057 336,406
Vital Farms, Inc. *
13,351 116,821
Whole Earth Brands, Inc. *
13,647 84,611
1,461,874
Gas Utilities - 0.6%
New Jersey Resources Corp.
3,253 144,856
Northwest Natural Holding Co.
4,750 252,225
South Jersey Industries, Inc.
4,495 153,459
Southwest Gas Holdings, Inc.
823 71,667
622,207
Health Care Equipment & Supplies - 2.4%
Asensus Surgical, Inc. *(b)
203,673 81,082
Atrion Corp.
59 37,103
CONMED Corp.
1,602 153,408
Eargo, Inc. *(b)
108,269 81,407
Figs, Inc., Class A *
3,742 34,090
Integer Holdings Corp. *
3,885 274,514
Invacare Corp. *(b)
166,482 213,097
iRadimed Corp.
1,452 49,281
LeMaitre Vascular, Inc.
1,350 61,492
Meridian Bioscience, Inc. *
7,536 229,245
Merit Medical Systems, Inc. *
5,491 297,997
Natus Medical, Inc. *
3,064 100,407
NuVasive, Inc. *
437 21,483
Omnicell, Inc. *
3,622 412,002
Shockwave Medical, Inc. *
942 180,082
Sientra, Inc. *(b)
20,322 17,024
Tactile Systems Technology, Inc. *
2,777 20,272
Utah Medical Products, Inc.
403 34,618
Zynex, Inc. (b)
10,815 86,304
2,384,908
Health Care Providers & Services - 3.4%
AdaptHealth Corp. *
3,077 55,509
AMN Healthcare Services, Inc. *
3,616 396,711

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 3.4% (continued)
Community Health Systems, Inc. *
71,809 269,284
CorVel Corp. *
2,593 381,871
Cross Country Healthcare, Inc. *
9,552 198,968
Ensign Group, Inc. (The)
4,930 362,207
Fulgent Genetics, Inc. *
4,579 249,693
Joint Corp. (The) *
4,051 62,021
LHC Group, Inc. *
1,331 207,290
ModivCare, Inc. *
874 73,853
National Research Corp.
1,828 69,976
Ontrak, Inc. *
31,690 33,592
OPKO Health, Inc. *
8,600 21,758
Owens & Minor, Inc.
10,112 318,022
Patterson Cos., Inc.
10,730 325,119
Select Medical Holdings Corp.
10,100 238,562
Tenet Healthcare Corp. *
2,877 151,215
3,415,651
Health Care Technology - 0.6%
Computer Programs and Systems,
Inc. * 4,249 135,841
Evolent Health, Inc., Class A *
8,955 275,008
NextGen Healthcare, Inc. *
3,083 53,768
Simulations Plus, Inc.
1,686 83,170
Tabula Rasa HealthCare, Inc. *(b)
8,164 20,981
568,768
Hotels, Restaurants & Leisure - 1.1%
Bloomin' Brands, Inc.
5,318 88,385
Bluegreen Vacations Holding Corp.
5,934 148,113
Brinker International, Inc. *
2,169 47,783
Century Casinos, Inc. *
3,129 22,529
Dave & Buster's Entertainment,
Inc. * 610 19,996
Dine Brands Global, Inc.
286 18,613
Everi Holdings, Inc. *
1,286 20,975
Golden Entertainment, Inc. *
2,077 82,145
International Game Technology plc
1,487 27,599
ONE Group Hospitality, Inc. (The) *
5,375 39,614
RCI Hospitality Holdings, Inc.
2,387 115,435
Red Rock Resorts, Inc., Class A
2,270 75,727
Ruth's Hospitality Group, Inc.
2,334 37,951
Texas Roadhouse, Inc.
4,893 358,167
1,103,032
Household Durables - 1.3%
Bassett Furniture Industries, Inc.
2,027 36,729
Beazer Homes USA, Inc. *
3,469 41,871
Century Communities, Inc.
4,649 209,066
Hovnanian Enterprises, Inc., Class
A * 448 19,170
KB Home
1,452 41,324
La-Z-Boy, Inc.
912 21,624
M/I Homes, Inc. *
4,825 191,359
Meritage Homes Corp. *
4,023 291,667
Taylor Morrison Home Corp. *
2,275 53,144
INVESTMENTS SHARES VALUE ($)
Household Durables - 1.3% (continued)
Tri Pointe Homes, Inc. *
15,364 259,191
Tupperware Brands Corp. *
7,342 46,548
VOXX International Corp. *
8,351 77,748
1,289,441
Household Products - 0.2%
WD-40 Co. 879 176,995
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc., Class C
5,241 182,596
Ormat Technologies, Inc.
2,731 213,974
Sunnova Energy International,
Inc. * 2,384 43,937
440,507
Insurance - 2.7%
American Equity Investment Life
Holding Co. 837 30,609
CNO Financial Group, Inc.
5,575 100,852
Employers Holdings, Inc.
13,872 581,098
Genworth Financial, Inc., Class A *
39,496 139,421
Greenlight Capital Re Ltd., Class
A * 1,239 9,577
Horace Mann Educators Corp.
10,637 408,248
Kinsale Capital Group, Inc.
393 90,249
National Western Life Group, Inc.,
Class A 213 43,175
ProAssurance Corp.
5,152 121,742
Selective Insurance Group, Inc.
4,313 374,972
Selectquote, Inc. *
8,000 19,840
Stewart Information Services Corp.
6,688 332,728
Tiptree, Inc.
22,371 237,580
United Fire Group, Inc.
3,479 119,086
Universal Insurance Holdings, Inc.
6,170 80,395
2,689,572
Interactive Media & Services - 0.2%
Liberty TripAdvisor Holdings, Inc.,
Class A * 32,236 24,390
Ziff Davis, Inc. *
2,685 200,113
224,503
Internet & Direct Marketing Retail - 0.3%
Duluth Holdings, Inc., Class B *
13,617 129,906
Lands' End, Inc. *
12,043 127,897
Qurate Retail, Inc., Series A
17,590 50,483
308,286
IT Services - 1.7%
Bread Financial Holdings, Inc.
3,993 147,981
Brightcove, Inc. *
5,721 36,157
Conduent, Inc. *
18,487 79,864
CSG Systems International, Inc.
2,538 151,468
DigitalOcean Holdings, Inc. *
1,396 57,738
EVERTEC, Inc.
6,528 240,753
Grid Dynamics Holdings, Inc. *
1,760 29,603

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
IT Services - 1.7% (continued)
Hackett Group, Inc. (The)
9,556 181,277
Maximus, Inc.
2,748 171,777
Perficient, Inc. *
3,774 346,038
StoneCo Ltd., Class A (Brazil) *
7,034 54,162
TTEC Holdings, Inc.
3,352 227,567
1,724,385
Leisure Products - 1.0%
Acushnet Holdings Corp.
3,239 135,002
Callaway Golf Co. *
1,545 31,518
Johnson Outdoors, Inc., Class A
1,403 85,807
Malibu Boats, Inc., Class A *
4,386 231,186
MasterCraft Boat Holdings, Inc. *
2,753 57,951
Nautilus, Inc. *(b)
9,742 17,048
Smith & Wesson Brands, Inc.
3,826 50,235
Vista Outdoor, Inc. *
15,224 424,750
1,033,497
Life Sciences Tools & Services - 0.4%
Medpace Holdings, Inc. * 2,607 390,190
Machinery - 2.4%
CIRCOR International, Inc. *
1,486 24,355
Columbus McKinnon Corp.
5,610 159,156
Commercial Vehicle Group, Inc. *
3,240 18,922
Desktop Metal, Inc., Class A *
5,423 11,931
Federal Signal Corp.
2,937 104,557
Greenbrier Cos., Inc. (The)
2,377 85,548
Hydrofarm Holdings Group, Inc. *
9,047 31,483
Manitowoc Co., Inc. (The) *
19,680 207,230
Mayville Engineering Co., Inc. *
3,144 24,334
Meritor, Inc. *
2,939 106,774
Miller Industries, Inc.
2,718 61,617
Mueller Industries, Inc.
18,631 992,846
REV Group, Inc.
14,010 152,289
Shyft Group, Inc. (The)
5,025 93,415
Titan International, Inc. *
5,439 82,129
Wabash National Corp.
8,312 112,877
Welbilt, Inc. *
6,286 149,670
2,419,133
Marine - 0.9%
Eagle Bulk Shipping, Inc.
1,918 99,506
Genco Shipping & Trading Ltd.
5,643 109,023
Matson, Inc.
5,585 407,035
Safe Bulkers, Inc. (Greece)
69,368 264,985
880,549
Media - 0.6%
AMC Networks, Inc., Class A *
2,264 65,928
Audacy, Inc. *
12,516 11,793
Cumulus Media, Inc., Class A *
3,051 23,584
Entravision Communications Corp.,
Class A 14,534 66,275
Gannett Co., Inc. *
10,988 31,865
Gray Television, Inc.
1,671 28,223
INVESTMENTS SHARES VALUE ($)
Media - 0.6% (continued)
John Wiley & Sons, Inc., Class A
968 46,232
Loyalty Ventures, Inc. *
2,546 9,089
Scholastic Corp.
2,800 100,716
TEGNA, Inc.
10,636 223,037
Thryv Holdings, Inc. *
815 18,248
624,990
Metals & Mining - 2.1%
Alpha Metallurgical Resources, Inc.
105 13,559
Arconic Corp. *
10,314 289,308
Commercial Metals Co.
20,413 675,670
Gatos Silver, Inc. *
6,628 19,022
Olympic Steel, Inc.
3,463 89,172
Ramaco Resources, Inc.
869 11,427
Ryerson Holding Corp.
9,200 195,868
Schnitzer Steel Industries, Inc.,
Class A 2,717 89,226
SunCoke Energy, Inc.
15,698 106,904
TimkenSteel Corp. *
20,203 377,998
Warrior Met Coal, Inc.
5,288 161,866
Worthington Industries, Inc.
778 34,310
2,064,330
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Apollo Commercial Real Estate
Finance, Inc. 10,665 111,343
Arbor Realty Trust, Inc.
6,322 82,881
Blackstone Mortgage Trust, Inc.,
Class A 9,163 253,540
Chimera Investment Corp.
12,242 107,974
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 174,308
PennyMac Mortgage Investment
Trust 6,655 92,039
822,085
Multiline Retail - 0.2%
Big Lots, Inc.
1,706 35,775
Macy's, Inc.
8,711 159,585
195,360
Multi-Utilities - 0.5%
Avista Corp.
3,301 143,627
Black Hills Corp.
3,256 236,939
NorthWestern Corp.
2,627 154,809
535,375
Oil, Gas & Consumable Fuels - 6.5%
Alto Ingredients, Inc. *
30,793 114,242
Antero Resources Corp. *
12,186 373,501
Arch Resources, Inc.
1,925 275,448
Berry Corp.
15,538 118,400
California Resources Corp.
2,288 88,088
Callon Petroleum Co. *
356 13,955
Centennial Resource Development,
Inc., Class A * 35,326 211,249

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 6.5% (continued)
Centrus Energy Corp., Class A *
3,615 89,471
Chesapeake Energy Corp.
3,138 254,492
Civitas Resources, Inc.
8,283 433,118
CONSOL Energy, Inc. *
5,557 274,405
CVR Energy, Inc.
2,149 71,992
Delek US Holdings, Inc. *
355 9,173
Denbury, Inc. *
926 55,551
Dorian LPG Ltd.
17,028 258,826
Earthstone Energy, Inc., Class A
*(b) 5,266 71,881
Green Plains, Inc. *
748 20,323
Kosmos Energy Ltd. (Ghana) *
7,300 45,187
Magnolia Oil & Gas Corp., Class A
14,434 302,970
Matador Resources Co.
7,867 366,524
Murphy Oil Corp.
5,243 158,286
NACCO Industries, Inc., Class A
588 22,285
Oasis Petroleum, Inc.
828 100,726
Ovintiv, Inc.
8,725 385,558
PBF Energy, Inc., Class A *
7,970 231,289
PDC Energy, Inc.
6,204 382,228
Peabody Energy Corp. *
6,155 131,286
Range Resources Corp. *
3,387 83,828
REX American Resources Corp. *
3,866 327,837
SandRidge Energy, Inc. *
1,817 28,472
Scorpio Tankers, Inc. (Monaco)
2,747 94,799
SFL Corp. Ltd. (Norway)
4,366 41,433
Sitio Royalties Corp.
3,114 72,183
SM Energy Co.
11,206 383,133
Southwestern Energy Co. *
11,633 72,706
Talos Energy, Inc. *
753 11,649
Teekay Corp. *
18,283 52,655
VAALCO Energy, Inc.
7,296 50,634
W&T Offshore, Inc. *
11,818 51,054
Whiting Petroleum Corp.
5,254 357,430
World Fuel Services Corp.
1,081 22,117
6,510,384
Paper & Forest Products - 0.1%
Resolute Forest Products, Inc. * 6,380 81,409
Personal Products - 0.5%
Edgewell Personal Care Co.
6,265 216,268
Honest Co., Inc. (The) *
5,995 17,505
Medifast, Inc.
650 117,332
Nature's Sunshine Products, Inc. *
3,704 39,522
Nu Skin Enterprises, Inc., Class A
516 22,343
USANA Health Sciences, Inc. *
1,793 129,741
542,711
Pharmaceuticals - 1.4%
Amneal Pharmaceuticals, Inc. *
4,582 14,571
Atea Pharmaceuticals, Inc. *
22,992 163,243
Citius Pharmaceuticals, Inc. *(b)
25,239 23,220
Collegium Pharmaceutical, Inc. *
2,934 51,991
Corcept Therapeutics, Inc. *
15,134 359,887
Evolus, Inc. *
4,584 53,174
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 1.4% (continued)
Innoviva, Inc. *
3,683 54,361
KemPharm, Inc. *(b)
30,737 137,087
Phibro Animal Health Corp., Class
A 7,672 146,765
Prestige Consumer Healthcare,
Inc. * 2,551 149,999
Supernus Pharmaceuticals, Inc. *
5,371 155,329
TherapeuticsMD, Inc. *
3,737 37,183
1,346,810
Professional Services - 2.0%
ASGN, Inc. *
258 23,284
Barrett Business Services, Inc.
1,855 135,174
Insperity, Inc.
1,137 113,507
KBR, Inc.
5,872 284,146
Kelly Services, Inc., Class A
3,943 78,190
Kforce, Inc.
17,755 1,089,092
Korn Ferry
376 21,816
ManTech International Corp., Class
A 1,201 114,635
Resources Connection, Inc.
3,815 77,712
TrueBlue, Inc. *
3,825 68,467
2,006,023
Real Estate Management & Development - 0.5%
Anywhere Real Estate, Inc. *
16,800 165,144
Cushman & Wakefield plc *
1,704 25,969
DigitalBridge Group, Inc. *
8,930 43,578
eXp World Holdings, Inc. (b)
7,116 83,755
Forestar Group, Inc. *
1,398 19,139
Kennedy-Wilson Holdings, Inc.
6,077 115,098
Newmark Group, Inc., Class A
2,704 26,148
478,831
Road & Rail - 1.1%
ArcBest Corp.
9,789 688,852
Avis Budget Group, Inc. *
974 143,256
Covenant Logistics Group, Inc.
6,308 158,267
Daseke, Inc. *
3,587 22,921
PAM Transportation Services, Inc. *
1,420 38,894
US Xpress Enterprises, Inc., Class
A * 6,875 18,425
1,070,615
Semiconductors & Semiconductor Equipment - 4.7%
Alpha & Omega Semiconductor
Ltd. * 3,756 125,225
Amkor Technology, Inc.
36,628 620,844
Axcelis Technologies, Inc. *
2,277 124,871
CMC Materials, Inc.
1,244 217,065
Diodes, Inc. *
6,970 450,053
FormFactor, Inc. *
15,138 586,295
Ichor Holdings Ltd. *
5,132 133,329
Kulicke & Soffa Industries, Inc.
(Singapore) 221 9,461
Lattice Semiconductor Corp. *
6,264 303,804

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4.7% (continued)
Onto Innovation, Inc. *
1,983 138,294
Photronics, Inc. *
28,791 560,849
Power Integrations, Inc.
7,077 530,846
SMART Global Holdings, Inc. *
7,802 127,719
Synaptics, Inc. *
4,121 486,484
Ultra Clean Holdings, Inc. *
8,648 257,451
4,672,590
Software - 2.5%
ACI Worldwide, Inc. *
1,157 29,955
American Software, Inc., Class A
5,683 91,837
Appfolio, Inc., Class A *
903 81,848
Avaya Holdings Corp. *
74,518 166,920
Box, Inc., Class A *
1,378 34,643
ChannelAdvisor Corp. *
12,484 182,017
CommVault Systems, Inc. *
400 25,160
Digital Turbine, Inc. *
5,789 101,134
Ebix, Inc.
11,601 196,057
Mitek Systems, Inc. *
6,033 55,745
Progress Software Corp.
5,680 257,304
Qualys, Inc. *
786 99,146
Rimini Street, Inc. *
21,374 128,458
Sailpoint Technologies Holdings,
Inc. * 4,001 250,783
SPS Commerce, Inc. *
3,897 440,556
Verint Systems, Inc. *
1,016 43,027
Veritone, Inc. *
2,784 18,179
Vonage Holdings Corp. *
10,387 195,691
Xperi Holding Corp.
3,996 57,662
2,456,122
Specialty Retail - 3.0%
Abercrombie & Fitch Co., Class A *
932 15,769
Asbury Automotive Group, Inc. *
2,406 407,432
Caleres, Inc.
3,257 85,464
Citi Trends, Inc. *
2,530 59,834
Conn's, Inc. *
2,698 21,638
Genesco, Inc. *
3,420 170,692
Group 1 Automotive, Inc.
2,771 470,516
Hibbett, Inc.
5,160 225,544
MarineMax, Inc. *
4,749 171,534
Murphy USA, Inc.
1,573 366,305
ODP Corp. (The) *
9,864 298,287
Sally Beauty Holdings, Inc. *
10,294 122,704
Shoe Carnival, Inc.
1,320 28,525
Signet Jewelers Ltd.
5,769 308,411
Sleep Number Corp. *
1,700 52,615
Sonic Automotive, Inc., Class A
4,258 155,971
Zumiez, Inc. *
1,278 33,228
2,994,469
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. *
6,235 161,798
Super Micro Computer, Inc. *
7,077 285,557
447,355
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. *
602 29,299
G-III Apparel Group Ltd. *
12,955 262,080
Kontoor Brands, Inc.
988 32,969
Movado Group, Inc.
3,718 114,998
Oxford Industries, Inc.
405 35,940
Vera Bradley, Inc. *
10,917 47,380
522,666
Thrifts & Mortgage Finance - 2.3%
Flagstar Bancorp, Inc.
2,261 80,152
Mr Cooper Group, Inc. *
20,486 752,656
PennyMac Financial Services, Inc.
8,653 378,223
Provident Financial Services, Inc.
1,830 40,736
Radian Group, Inc.
17,777 349,318
Walker & Dunlop, Inc.
6,798 654,919
Waterstone Financial, Inc.
1,930 32,906
2,288,910
Tobacco - 0.1%
Turning Point Brands, Inc.
388 10,526
Vector Group Ltd.
6,859 72,020
82,546
Trading Companies & Distributors - 3.1%
BlueLinx Holdings, Inc. *
2,985 199,428
Boise Cascade Co.
13,096 779,081
GMS, Inc. *
7,975 354,887
Rush Enterprises, Inc., Class A
13,668 658,798
Textainer Group Holdings Ltd.
(China) 7,363 201,820
Titan Machinery, Inc. *
3,281 73,527
Triton International Ltd.
3,107 163,584
Veritiv Corp. *
4,357 472,952
WESCO International, Inc. *
1,558 166,862
3,070,939
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 2,041 45,310
Telephone and Data Systems, Inc.
978 15,443
60,753
TOTAL COMMON STOCKS
(Cost $67,933,807) 94,922,223
PREFERRED STOCKS - 0.1%
Media - 0.1%
Liberty Broadband Corp., Series A,
7.00%, 3/10/2039 (e)
(Cost $19,948) 2,227 57,835

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.4%
INVESTMENT COMPANIES - 4.4%
Limited Purpose Cash Investment
Fund, 1.15% (f)
(Cost $4,420,702) 4,423,185 4,419,647
SECURITIES LENDING COLLATERAL - 1.0%
Investment Companies - 1.0%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.33% (f)(g) 490,520 490,520
Limited Purpose Cash Investment
Fund 1.15% (f)(g) 546,927 546,490
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,037,447) 1,037,010
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.7%
(Cost $73,411,904) 100,436,715
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.7)% (h) (744,548)
NET ASSETS - 100.0% 99,692,167
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,170,876 1.2%
Consumer Discretionary 8,971,563 9.0
Consumer Staples 4,897,237 4.9
Energy 8,631,764 8.6
Financials 15,832,223 15.9
Health Care 13,954,298 14.0
Industrials 18,354,567 18.4
Information Technology 12,960,621 13.0
Materials 3,554,418 3.6
Real Estate 4,454,359 4.5
Utilities 2,198,132 2.2
Investment Companies 4,419,647 4.4
Securities Lending Collateral 1,037,010 1.0
Total Investments In Securities
At Value 100,436,715 100.7
Liabilities in Excess of Other
Assets (h) (744,548) (0.7)
Net Assets
$ 99,692,167 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2022, the value of these securities amounted to $33,896 or 0.03% of net assets.
(b) The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 was $792,720.
(c) Security fair valued using significant unobservable inputs (Level 3) as of June 30, 2022 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at June 30, 2022 amounted to $38,012, which represents approximately 0.04% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Perpetual security. The rate reflected was the rate in effect on June 30, 2022. The maturity date reflects the next call date.
(f) Represents 7-day effective yield as of June 30, 2022.
(g) Represents security purchased with the cash collateral received for securities on loan.
(h) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security.
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 50 9/2022 USD $ 4,270,000 $ (226,726)
$ (226,726)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.9%
Australia - 8.3%
Aristocrat Leisure Ltd. 30,233 719,123
Aurizon Holdings Ltd. 1,153,392 3,033,457
BHP Group Ltd. 230,508 6,600,276
BlueScope Steel Ltd. 307,601 3,389,348
CSL Ltd. 12,342 2,291,599
Dexus, REIT 135,172 831,235
Fortescue Metals Group Ltd. 329,792 3,965,669
Goodman Group, REIT 72,718 897,902
GPT Group (The), REIT 43,472 127,055
Lottery Corp. Ltd. (The) (1)* 57,040 177,961
REA Group Ltd. 7,075 546,336
Rio Tinto Ltd. 8,995 641,693
Rio Tinto plc 104,331 6,237,601
South32 Ltd. 839,139 2,273,807
Tabcorp Holdings Ltd. 57,040 42,104
Transurban Group 37,480 372,900
WiseTech Global Ltd. 82,047 2,151,457
Woodside Energy Group Ltd. 23,607 518,847
34,818,370
—
Austria - 0.1%
Mondi plc 25,754 457,137
Belgium - 0.4%
Ageas SA/NV 20,631 909,674
Groupe Bruxelles Lambert SA 1,467 122,978
KBC Group NV 2,166 121,861
Proximus SADP 30,019 443,076
1,597,589
—
Canada - 10.9%
Alimentation Couche-Tard, Inc. (1) 21,067 821,764
Bank of Montreal (1) 32,981 3,171,526
Bank of Nova Scotia (The) (1) 8,454 500,331
Canadian Apartment Properties,
REIT (1) 3,482 121,242
Canadian Imperial Bank of
Commerce (1) 35,576 1,727,669
Canadian Natural Resources Ltd.
(1) 100,487 5,399,848
Canadian Pacific Railway Ltd. (1) 13,230 924,106
Canadian Tire Corp. Ltd., Class A
(1) 25,875 3,264,528
CCL Industries, Inc., Class B (1) 4,615 218,130
CGI, Inc. (1)* 27,742 2,209,963
Empire Co. Ltd., Class A (1) 3,958 121,919
Fairfax Financial Holdings Ltd. (1) 6,663 3,530,790
Gildan Activewear, Inc. (1) 5,898 169,765
Great-West Lifeco, Inc. (1) 6,006 146,651
iA Financial Corp., Inc. (1) 12,987 645,920
IGM Financial, Inc. (1) 31,421 842,157
Imperial Oil Ltd. (1) 11,160 526,094
Loblaw Cos. Ltd. (1) 17,738 1,599,755
Manulife Financial Corp. (1) 28,526 494,640
National Bank of Canada (1) 18,499 1,213,961
Nutrien Ltd. (1) 14,110 1,123,692
Nuvei Corp. (1)*(a) 26,573 960,360
Onex Corp. (1) 26,243 1,306,849
Open Text Corp. (1) 13,308 503,392
INVESTMENTS SHARES VALUE ($)
Canada - 10.9% (continued)
Power Corp. of Canada (1) 5,259 135,315
Royal Bank of Canada (1) 23,203 2,246,754
Suncor Energy, Inc. (1) 6,800 238,571
Teck Resources Ltd., Class B (1) 95,122 2,908,640
Thomson Reuters Corp. (1) 14,258 1,486,390
Toromont Industries Ltd. (1) 1,695 137,054
Toronto-Dominion Bank (The) (1) 12,139 796,032
Tourmaline Oil Corp. (1) 23,777 1,236,323
West Fraser Timber Co. Ltd. (1) 63,687 4,886,859
45,616,990
—
Chile - 0.0% (b)
Lundin Mining Corp. (1) 31,642 200,589
China - 0.8%
BOC Hong Kong Holdings Ltd. 499,000 1,981,517
Budweiser Brewing Co. APAC Ltd.
(a) 292,700 878,304
SITC International Holdings Co.
Ltd. 120,000 341,302
3,201,123
—
Denmark - 2.6%
AP Moller - Maersk A/S, Class B 1,728 4,056,649
Novo Nordisk A/S, Class B 52,379 5,808,957
Pandora A/S 16,913 1,074,525
10,940,131
—
Finland - 0.6%
Kesko OYJ, Class B 26,047 616,423
Neste OYJ 32,823 1,460,000
Nokia OYJ 124,892 578,881
2,655,304
—
France - 7.1%
Arkema SA 5,578 498,966
AXA SA 53,374 1,219,145
BNP Paribas SA 65,235 3,120,319
Carrefour SA 247,206 4,388,230
Cie de Saint-Gobain 59,147 2,555,697
Dassault Aviation SA 6,730 1,050,976
Electricite de France SA 252,804 2,076,494
Ipsen SA 19,614 1,857,115
L'Oreal SA 2,880 999,952
LVMH Moet Hennessy Louis
Vuitton SE 440 269,666
Orange SA 12,893 151,926
Publicis Groupe SA * 45,751 2,250,059
Societe Generale SA 49,133 1,086,316
TotalEnergies SE 153,431 8,076,142
Unibail-Rodamco-Westfield, REIT * 4,856 246,879
29,847,882
—
Germany - 5.7%
Allianz SE (Registered) 4,879 935,355
BASF SE 51,140 2,237,490
Bayerische Motoren Werke AG 32,781 2,541,204
Brenntag SE 34,262 2,243,415
Covestro AG (a) 15,470 537,562
Deutsche Boerse AG 5,597 939,886
Deutsche Post AG (Registered) 166,165 6,273,753

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 5.7% (continued)
Evonik Industries AG 5,927 127,111
Fresenius SE & Co. KGaA 12,270 373,152
GEA Group AG 12,087 419,032
HelloFresh SE * 50,576 1,650,027
Infineon Technologies AG 99,417 2,418,371
Mercedes-Benz Group AG 32,697 1,898,988
Merck KGaA 2,543 431,347
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 2,640 624,485
Siemens Energy AG 3,772 55,593
Volkswagen AG (Preference) 1,756 236,427
23,943,198
—
Hong Kong - 2.9%
CK Asset Holdings Ltd. 459,439 3,264,460
CLP Holdings Ltd. 91,000 756,236
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,597,437
Link, REIT 39,000 318,683
Sino Land Co. Ltd. 318,000 469,583
Sun Hung Kai Properties Ltd. 26,500 313,762
Swire Pacific Ltd., Class A 96,000 573,337
WH Group Ltd. (a) 6,097,000 4,718,991
12,012,489
—
Italy - 2.2%
Assicurazioni Generali SpA 158,330 2,528,969
Coca-Cola HBC AG * 6,612 147,327
Eni SpA 434,478 5,153,199
Prysmian SpA 47,973 1,317,958
9,147,453
—
Japan - 20.0%
AGC, Inc. 30,100 1,057,644
Bandai Namco Holdings, Inc. 5,500 388,261
Brother Industries Ltd. 11,000 193,538
CyberAgent, Inc. 245,400 2,458,551
Dai-ichi Life Holdings, Inc. 63,700 1,178,156
Daito Trust Construction Co. Ltd. 9,500 821,808
Daiwa House Industry Co. Ltd. 19,500 456,047
ENEOS Holdings, Inc. 760,100 2,860,099
Fuji Electric Co. Ltd. 10,800 446,513
Fujitsu Ltd. 12,400 1,551,587
Hakuhodo DY Holdings, Inc. 35,500 326,100
Hino Motors Ltd. 106,100 546,155
Hitachi Ltd. 2,500 118,925
Idemitsu Kosan Co. Ltd. 39,200 936,436
Iida Group Holdings Co. Ltd. 66,100 1,014,791
ITOCHU Corp. 105,100 2,835,385
Japan Post Holdings Co. Ltd. 499,900 3,576,746
Japan Post Insurance Co. Ltd. 238,900 3,823,526
Japan Tobacco, Inc. 35,000 606,508
KDDI Corp. 11,100 350,032
M3, Inc. 12,400 356,934
Marubeni Corp. 171,700 1,540,421
Mazda Motor Corp. 105,100 857,877
MISUMI Group, Inc. 16,200 342,136
Mitsubishi UFJ Financial Group,
Inc. 591,300 3,163,486
INVESTMENTS SHARES VALUE ($)
Japan - 20.0% (continued)
Mitsui & Co. Ltd. 70,800 1,555,797
Mizuho Financial Group, Inc. 272,920 3,107,172
MS&AD Insurance Group Holdings,
Inc. 146,200 4,482,987
NGK Insulators Ltd. 87,900 1,184,232
NIPPON EXPRESS HOLDINGS,
Inc. 12,500 680,914
Nippon Steel Corp. 34,200 478,633
Nippon Telegraph & Telephone
Corp. 164,600 4,729,480
Nitto Denko Corp. 55,600 3,596,128
Nomura Real Estate Holdings, Inc. 10,700 261,780
ORIX Corp. 15,900 266,482
Osaka Gas Co. Ltd. 51,100 979,344
Otsuka Corp. 38,300 1,139,842
Otsuka Holdings Co. Ltd. 15,500 553,299
Resona Holdings, Inc. 1,302,200 4,870,900
Rohm Co. Ltd. 2,300 161,229
Shimano, Inc. 2,000 336,914
Shin-Etsu Chemical Co. Ltd. 5,800 651,984
Sompo Holdings, Inc. 107,900 4,765,723
Square Enix Holdings Co. Ltd. 17,700 785,646
Sumitomo Corp. 52,500 713,656
Sumitomo Mitsui Financial Group,
Inc. 58,100 1,727,028
Sumitomo Mitsui Trust Holdings,
Inc. 92,200 2,849,530
Sumitomo Pharma Co. Ltd. 36,100 289,930
T&D Holdings, Inc. 105,900 1,267,682
Taisei Corp. 22,500 701,550
Tokyo Electric Power Co. Holdings,
Inc. * 1,088,700 4,554,259
Tokyo Gas Co. Ltd. 24,000 497,377
Tosoh Corp. 248,800 3,094,756
Toyota Tsusho Corp. 47,000 1,532,332
Yamaha Corp. 3,700 152,532
83,776,780
—
Netherlands - 5.6%
Adyen NV *(a) 811 1,170,380
Aegon NV 65,280 281,137
ASM International NV 2,680 666,803
ASML Holding NV 13,291 6,279,173
ING Groep NV 109,319 1,076,968
Koninklijke Ahold Delhaize NV 153,526 3,996,131
NN Group NV 17,591 796,747
Randstad NV 11,367 549,372
Shell plc 191,540 4,988,235
Universal Music Group NV 12,414 248,727
Wolters Kluwer NV 35,973 3,486,431
23,540,104
—
Singapore - 1.8%
CapitaLand Integrated Commercial
Trust, REIT 156,096 244,013
Genting Singapore Ltd. 504,500 261,656
STMicroelectronics NV 147,251 4,656,821
Venture Corp. Ltd. 203,200 2,434,030
7,596,520
—

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
South Africa - 0.8%
Anglo American plc 98,244 3,512,082
Spain - 3.1%
Banco Bilbao Vizcaya Argentaria
SA 530,864 2,411,493
Banco Santander SA 175,525 496,633
Enagas SA 55,386 1,224,947
Red Electrica Corp. SA 14,437 273,286
Repsol SA 354,825 5,230,832
Telefonica SA 624,227 3,187,014
12,824,205
—
Sweden - 2.8%
Alfa Laval AB 5,091 123,417
Atlas Copco AB, Class B 42,828 358,853
Boliden AB 58,435 1,868,780
Epiroc AB, Class A 33,847 524,800
Evolution AB (a) 60,301 5,516,398
H & M Hennes & Mauritz AB, Class
B 29,553 354,714
Hexagon AB, Class B 13,741 143,580
Husqvarna AB, Class B 16,416 120,999
Investor AB, Class B 44,280 730,256
Securitas AB, Class B 56,232 486,172
Skandinaviska Enskilda Banken
AB, Class A 17,456 171,974
Skanska AB, Class B 10,952 168,502
SKF AB, Class B 7,461 110,694
Swedbank AB, Class A 31,685 401,848
Swedish Match AB 12,100 123,451
Telefonaktiebolaget LM Ericsson,
Class B 67,988 507,804
Volvo AB, Class B 7,550 117,473
11,829,715
—
Switzerland - 6.8%
Geberit AG (Registered) 1,854 891,966
Holcim AG * 14,221 609,932
Kuehne + Nagel International AG
(Registered) 10,204 2,424,496
Lonza Group AG (Registered) 2,133 1,139,315
Novartis AG (Registered) 120,980 10,256,761
SGS SA (Registered) 235 539,015
Sonova Holding AG (Registered) 15,871 5,072,079
Swatch Group AG (The) 15,925 3,782,802
Temenos AG (Registered) 14,658 1,254,433
UBS Group AG (Registered) 158,262 2,558,579
28,529,378
—
United Kingdom - 8.7%
3i Group plc 30,804 417,512
Admiral Group plc 4,705 128,824
Associated British Foods plc 42,884 827,472
Auto Trader Group plc (a) 114,779 777,347
Aviva plc 828,441 4,057,925
BAE Systems plc 107,506 1,088,390
Barclays plc 2,825,889 5,284,292
Barratt Developments plc 66,145 369,993
BP plc 98,059 460,436
British American Tobacco plc 64,615 2,769,675
BT Group plc 1,556,210 3,536,890
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.7% (continued)
Bunzl plc 34,710 1,152,745
Burberry Group plc 34,540 692,923
CK Hutchison Holdings Ltd. 147,000 997,248
Entain plc * 65,670 999,344
Imperial Brands plc 24,800 555,216
Kingfisher plc 504,022 1,506,263
Legal & General Group plc 625,129 1,827,611
Lloyds Banking Group plc 1,237,857 636,886
London Stock Exchange Group plc 9,002 839,992
M&G plc 69,160 163,959
Next plc 4,263 304,550
Persimmon plc 42,415 965,022
Tesco plc 1,895,078 5,906,208
36,266,723
—
United States - 3.7%
GSK plc 40,915 881,784
Nestle SA (Registered) 27,660 3,232,701
Roche Holding AG 27,669 9,249,741
Stellantis NV 184,607 2,291,849
15,656,075
—
TOTAL COMMON STOCKS
(Cost $356,517,593) 397,969,837
SHORT-TERM INVESTMENTS - 4.2%
INVESTMENT COMPANIES - 4.2%
Limited Purpose Cash Investment
Fund, 1.15% (1)(c)
(Cost $17,560,150) 17,571,847 17,557,789
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.1%
(Cost $374,077,743) 415,527,626
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.9% (d) 3,605,961
NET ASSETS - 100.0% 419,133,587
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 19,791,181 4.7%
Consumer Discretionary 30,190,181 7.2
Consumer Staples 33,960,053 8.1
Energy 37,085,063 8.8
Financials 89,308,588 21.3
Health Care 38,562,014 9.2
Industrials 50,664,513 12.1
Information Technology 28,981,646 6.9
Materials 50,116,869 12.0
Real Estate 8,947,786 2.1
Utilities 10,361,943 2.5
Investment Companies 17,557,789 4.2
Total Investments In Securities
At Value 415,527,626 99.1
Other Assets in Excess of
Liabilities (d) 3,605,961 0.9
Net Assets
$ 419,133,587 100.0%

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2022 amounted to $14,559,342, which represents approximately 3.47% of net assets of the fund.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of June 30, 2022.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 202 9/2022 USD $ 18,751,660 $ (113,003)
$ (113,003)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.1%
Brazil - 3.8%
Banco do Brasil SA (1) 530,400 3,382,998
Braskem SA, Class A (1) 75,400 536,529
BRF SA (1)* 436,700 1,134,004
Cia Energetica de Minas Gerais
(Preference) (1) 296,846 588,763
Petroleo Brasileiro SA (Preference)
(1) 1,766,300 9,426,431
TIM SA, ADR (1)* 125,144 1,520,500
Vale SA, ADR (1) 196,478 2,874,473
19,463,698
—
Chile - 0.7%
Cencosud SA (1) 1,074,632 1,367,809
Enel Chile SA, ADR (1) 122,704 136,201
Falabella SA (1) 71,423 167,340
Sociedad Quimica y Minera de
Chile SA, ADR (1) 23,512 1,963,958
3,635,308
—
China - 33.2%
3SBio, Inc. (a) 720,500 574,109
Agricultural Bank of China Ltd.,
Class A * 614,500 277,463
Agricultural Bank of China Ltd.,
Class H * 6,775,000 2,561,328
Alibaba Group Holding Ltd. * 1,167,304 16,652,050
Aluminum Corp. of China Ltd.,
Class H 1,664,000 625,507
Anhui Conch Cement Co. Ltd.,
Class A 48,323 255,176
Anhui Conch Cement Co. Ltd.,
Class A 22,200 117,244
Baidu, Inc., Class A * 121,900 2,309,175
Bank of Beijing Co. Ltd., Class A 371,578 252,331
Bank of China Ltd., Class A * 609,800 297,221
Bank of China Ltd., Class H * 3,904,000 1,559,927
Bank of Communications Co. Ltd.,
Class A 389,700 290,265
Bank of Communications Co. Ltd.,
Class H 2,386,000 1,653,856
Bank of Ningbo Co. Ltd., Class A 59,400 318,529
Bank of Shanghai Co. Ltd., Class A 227,711 223,107
Baoshan Iron & Steel Co. Ltd.,
Class A 556,422 501,181
BeiGene Ltd., ADR (1)* 3,623 586,383
Beijing Enterprises Holdings Ltd. 131,500 467,541
BOE Technology Group Co. Ltd.,
Class A 1,508,900 889,152
BYD Co. Ltd., Class A 40,800 2,039,159
CanSino Biologics, Inc., Class H
*(a) 117,600 1,206,804
China Cinda Asset Management
Co. Ltd., Class H 5,536,000 868,703
China CITIC Bank Corp. Ltd., Class
H 4,394,000 1,968,137
China Coal Energy Co. Ltd., Class
H 1,066,000 900,774
China Communications Services
Corp. Ltd., Class H 724,000 318,481
INVESTMENTS SHARES VALUE ($)
China - 33.2% (continued)
China Construction Bank Corp.,
Class H 11,575,000 7,804,460
China Everbright Bank Co. Ltd.,
Class A 538,100 242,297
China Everbright Bank Co. Ltd.,
Class H 519,000 168,206
China Everbright Environment
Group Ltd. 871,000 515,039
China Hongqiao Group Ltd. 4,639,000 5,226,039
China Lesso Group Holdings Ltd. 202,000 305,766
China Longyuan Power Group
Corp. Ltd., Class H 399,000 773,249
China Medical System Holdings
Ltd. 1,156,000 1,802,217
China Merchants Bank Co. Ltd.,
Class A 16,100 101,844
China Merchants Bank Co. Ltd.,
Class A 93,558 591,819
China Merchants Port Holdings Co.
Ltd. 88,000 149,880
China Merchants Securities Co.
Ltd., Class A 240,200 518,107
China Minsheng Banking Corp.
Ltd., Class A 354,355 197,096
China Minsheng Banking Corp.
Ltd., Class H 3,260,500 1,164,027
China National Building Material
Co. Ltd., Class H 5,502,000 5,893,535
China Overseas Land & Investment
Ltd. 159,500 507,364
China Pacific Insurance Group Co.
Ltd., Class A * 63,000 222,115
China Petroleum & Chemical Corp.,
Class A 401,800 244,742
China Resources Land Ltd. 592,000 2,776,059
China Resources Power Holdings
Co. Ltd. 1,264,000 2,610,862
China State Construction
Engineering Corp. Ltd., Class A 1,145,200 910,383
China Taiping Insurance Holdings
Co. Ltd. 1,068,200 1,319,412
China Tourism Group Duty Free
Corp. Ltd., Class A * 35,392 1,234,184
China Traditional Chinese Medicine
Holdings Co. Ltd. 2,496,000 1,549,803
China Vanke Co. Ltd., Class A 54,800 167,900
China Vanke Co. Ltd., Class H 138,600 348,964
China Yangtze Power Co. Ltd.,
Class A 96,100 332,210
Chinasoft International Ltd. * 3,708,000 3,805,424
CITIC Ltd. 3,105,000 3,165,289
CITIC Securities Co. Ltd., Class A 153,065 497,123
COSCO SHIPPING Holdings Co.
Ltd., Class H 3,836,400 5,384,934
Country Garden Holdings Co. Ltd. 3,136,000 1,957,120
Country Garden Services Holdings
Co. Ltd. 511,000 2,293,302
Dongfeng Motor Group Co. Ltd.,
Class H 1,278,000 972,938
Dongyue Group Ltd. 3,295,000 4,133,478

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
China - 33.2% (continued)
Far East Horizon Ltd. 571,000 479,644
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 47,473 642,714
Great Wall Motor Co. Ltd., Class H 679,000 1,406,347
Guotai Junan Securities Co. Ltd.,
Class A 94,200 214,488
Haier Smart Home Co. Ltd., Class A 225,900 929,294
Haitong Securities Co. Ltd., Class A 186,300 273,691
Hua Hong Semiconductor Ltd. *(a) 496,000 1,800,412
Huatai Securities Co. Ltd., Class A 136,300 290,081
Huaxia Bank Co. Ltd., Class A 291,300 227,036
Huazhu Group Ltd., ADR (1) 15,565 593,027
Industrial & Commercial Bank of
China Ltd., Class A 350,800 250,199
Industrial & Commercial Bank of
China Ltd., Class H * 283,000 168,852
Industrial Bank Co. Ltd., Class A 122,390 364,869
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 158,400 923,004
JD.com, Inc., Class A 154,638 4,982,907
Jiangsu Hengrui Medicine Co. Ltd.,
Class A * 256,838 1,425,884
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 28,800 790,026
Jiangxi Copper Co. Ltd., Class H 106,000 144,950
KE Holdings, Inc., ADR (1)* 22,109 396,857
Kingboard Holdings Ltd. 182,000 690,189
Kingsoft Corp. Ltd. 294,200 1,149,552
Kuaishou Technology *(a) 26,900 302,320
Kunlun Energy Co. Ltd. 2,768,000 2,269,895
Kweichow Moutai Co. Ltd., Class A 1,100 336,526
Kweichow Moutai Co. Ltd., Class A 6,700 2,049,747
Li Auto, Inc., ADR (1)* 34,548 1,323,534
Longfor Group Holdings Ltd. (a) 72,500 344,820
Luxshare Precision Industry Co.
Ltd., Class A 276,407 1,398,248
Luzhou Laojiao Co. Ltd., Class A 10,200 376,576
Luzhou Laojiao Co. Ltd., Class A 27,900 1,030,046
Meituan, Class B *(a) 71,500 1,784,232
Ming Yuan Cloud Group Holdings
Ltd. 130,000 209,555
MMG Ltd. * 552,000 204,956
NARI Technology Co. Ltd., Class A 344,808 1,395,611
NetEase, Inc. 147,650 2,781,653
New China Life Insurance Co. Ltd.,
Class A 38,600 186,116
New China Life Insurance Co. Ltd.,
Class H 210,200 591,557
NIO, Inc., ADR (1)* 94,422 2,050,846
People's Insurance Co. Group of
China Ltd. (The), Class H 1,459,000 446,723
PetroChina Co. Ltd., Class A 448,500 353,661
Pinduoduo, Inc., ADR (1)* 31,376 1,939,037
Ping An Bank Co. Ltd., Class A * 160,985 361,372
Ping An Insurance Group Co. of
China Ltd., Class A 51,900 363,066
SAIC Motor Corp. Ltd., Class A 167,800 447,530
Sany Heavy Industry Co. Ltd.,
Class A 76,600 218,656
INVESTMENTS SHARES VALUE ($)
China - 33.2% (continued)
Sany Heavy Industry Co. Ltd.,
Class A 238,100 679,659
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 152,400 177,991
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 168,940
Shenwan Hongyuan Group Co.
Ltd., Class A 376,800 241,942
Sinopharm Group Co. Ltd., Class H 540,000 1,307,412
Sinotruk Hong Kong Ltd. 1,330,500 1,872,589
Smoore International Holdings Ltd.
(a)(b) 139,000 429,004
Sun Art Retail Group Ltd. 68,000 22,191
Sunac China Holdings Ltd. (3)(b)(c) 212,000 82,763
Tencent Holdings Ltd. 361,900 16,381,456
Topsports International Holdings
Ltd. (a) 511,000 465,376
Trip.com Group Ltd., ADR (1)* 43,393 1,191,138
Wuliangye Yibin Co. Ltd., Class A 11,582 350,263
Wuliangye Yibin Co. Ltd., Class A 30,100 910,283
Wuxi Biologics Cayman, Inc. *(a) 50,500 467,904
XPeng, Inc., ADR (1)* 30,187 958,135
Yum China Holdings, Inc. (1) 33,622 1,630,667
Zhongsheng Group Holdings Ltd. 431,500 3,048,790
ZTO Express Cayman, Inc., ADR
(1) 34,228 939,559
169,837,158
—
Hong Kong - 0.5%
Huabao International Holdings Ltd. 1,929,000 1,488,999
Orient Overseas International Ltd. 47,000 1,252,239
2,741,238
—
Hungary - 0.0% (d)
OTP Bank Nyrt. 7,944 178,230
India - 11.1%
Adani Green Energy Ltd. * 91,654 2,250,798
Adani Power Ltd. * 557,973 1,874,414
Adani Total Gas Ltd. * 10,753 326,529
Adani Transmission Ltd. * 22,391 704,787
Ambuja Cements Ltd. 66,664 307,421
Aurobindo Pharma Ltd. 102,136 664,899
Axis Bank Ltd., GDR *(e) 14,131 569,538
Bharat Electronics Ltd. 427,029 1,267,271
Cipla Ltd. 138,606 1,613,207
Coal India Ltd. 1,590,712 3,744,351
Dr Reddy's Laboratories Ltd., ADR
(1) 18,020 998,128
GAIL India Ltd. 974,191 1,672,034
HCL Technologies Ltd. 58,165 720,195
Hindalco Industries Ltd. 205,529 886,323
Hindustan Petroleum Corp. Ltd. 130,064 359,098
Housing Development Finance
Corp. Ltd. 132,676 3,670,709
Indian Oil Corp. Ltd. (3)*(c) 167,351 157,852
Indian Oil Corp. Ltd. 334,701 315,704
Infosys Ltd., ADR (1) 264,377 4,893,618
ITC Ltd. 137,807 478,762
Jindal Steel & Power Ltd. 143,804 602,475
Larsen & Toubro Ltd., GDR (e) 14,876 294,309

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
India - 11.1% (continued)
NTPC Ltd. 2,698,893 4,890,412
Oil & Natural Gas Corp. Ltd. 2,521,531 4,828,018
Page Industries Ltd. 459 233,973
Reliance Industries Ltd., GDR *(a) 32,737 2,140,242
State Bank of India, GDR (e) 4,662 271,673
Sun Pharmaceutical Industries Ltd. 101,989 1,074,215
Tata Consultancy Services Ltd. 54,631 2,268,656
Tata Steel Ltd. 344,647 3,800,053
Tech Mahindra Ltd. 192,991 2,455,050
Vedanta Ltd. 1,916,157 5,426,920
Wipro Ltd., ADR (1) 251,520 1,335,571
57,097,205
—
Indonesia - 2.5%
Adaro Energy Indonesia Tbk. PT 26,471,900 5,098,051
Astra International Tbk. PT 4,338,200 1,933,391
Bank Negara Indonesia Persero
Tbk. PT 1,915,900 1,012,054
Indah Kiat Pulp & Paper Tbk. PT 292,700 149,611
Indofood Sukses Makmur Tbk. PT 2,318,100 1,098,006
Kalbe Farma Tbk. PT 5,479,600 611,236
Unilever Indonesia Tbk. PT 1,074,600 344,558
United Tractors Tbk. PT 1,428,000 2,727,212
12,974,119
—
Malaysia - 0.5%
Hartalega Holdings Bhd. 1,572,500 1,091,742
RHB Bank Bhd. 117,100 152,251
Sime Darby Bhd. 1,043,700 504,979
Sime Darby Plantation Bhd. 424,900 417,544
Telekom Malaysia Bhd. 129,600 154,467
2,320,983
—
Mexico - 1.1%
Alfa SAB de CV, Class A (1) 2,498,600 1,774,285
America Movil SAB de CV, Class L,
ADR (1) 30,430 621,685
Arca Continental SAB de CV (1) 42,200 278,053
Coca-Cola Femsa SAB de CV,
ADR (1) 3,308 182,866
Grupo Bimbo SAB de CV, Series
A (1) 319,100 1,037,299
Grupo Mexico SAB de CV, Series
B (1) 271,000 1,122,165
Grupo Televisa SAB, ADR (1) 17,288 141,416
Industrias Penoles SAB de CV (1) 17,500 162,038
Orbia Advance Corp. SAB de CV
(1) 137,600 322,010
Wal-Mart de Mexico SAB de CV (1) 66,900 230,646
5,872,463
—
Philippines - 0.2%
Ayala Land, Inc. 344,300 160,037
International Container Terminal
Services, Inc. 168,160 563,036
PLDT, Inc. 9,420 287,687
1,010,760
—
INVESTMENTS SHARES VALUE ($)
Poland - 1.6%
Cyfrowy Polsat SA 32,512 154,010
LPP SA 153 309,110
PGE Polska Grupa Energetyczna
SA * 877,045 2,094,054
Polski Koncern Naftowy ORLEN SA 300,218 4,610,017
Polskie Gornictwo Naftowe i
Gazownictwo SA 646,794 825,069
7,992,260
—
Qatar - 0.4%
Industries Qatar QSC 29,520 129,517
Qatar Islamic Bank SAQ 27,416 167,504
Qatar National Bank QPSC 351,624 1,930,289
2,227,310
—
Russia - 0.0% (d)
Gazprom PJSC, ADR (3)(c) 431,776 5
LUKOIL PJSC, ADR (3)(c) 29,987 –
Magnit PJSC, GDR (3)(c)(e) 33,406 –
MMC Norilsk Nickel PJSC, ADR
(3)(c) 67,902 1
Mobile TeleSystems PJSC, ADR
(3)(c) 153,016 2
Novatek PJSC, GDR (3)(c)(e) 7,176 –
Novolipetsk Steel PJSC, GDR (3)
(c)(e) 32,668 –
PhosAgro PJSC, GDR (3)*(c)(e) 72 –
PhosAgro PJSC, GDR (3)(c)(e) 11,151 –
Polyus PJSC, GDR (3)(c)(e) 2,582 –
Rosneft Oil Co. PJSC, GDR (3)(c)
(e) 106,000 1
Severstal PAO, GDR (3)(c)(e) 54,062 1
Surgutneftegas PJSC, ADR (3)(c) 124,926 1
Tatneft PJSC, ADR (3)(c) 22,461 –
11
—
Saudi Arabia - 4.7%
Advanced Petrochemical Co. 9,576 131,312
Al Rajhi Bank 333,840 7,354,976
Alinma Bank 91,117 814,273
Arab National Bank 61,390 483,889
Bank AlBilad * 26,725 312,566
Bank Al-Jazira 181,193 1,081,188
Banque Saudi Fransi 38,073 482,304
Etihad Etisalat Co. 250,744 2,341,070
Jarir Marketing Co. 3,803 165,087
Riyad Bank 118,197 1,014,210
SABIC Agri-Nutrients Co. 36,408 1,339,516
Sahara International Petrochemical
Co. 38,044 510,222
Saudi Basic Industries Corp. 100,669 2,729,890
Saudi British Bank (The) 35,455 385,102
Saudi Electricity Co. 384,102 2,484,653
Saudi Industrial Investment Group 29,345 223,343
Saudi Kayan Petrochemical Co. * 45,155 190,251
Saudi National Bank (The) 106,725 1,878,619
Saudi Research & Media Group * 2,354 118,335
24,040,806
—

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
South Africa - 3.6%
Absa Group Ltd. 51,820 494,794
African Rainbow Minerals Ltd. 51,542 677,194
Anglo American Platinum Ltd. 12,025 1,053,285
Aspen Pharmacare Holdings Ltd. 167,927 1,443,466
Exxaro Resources Ltd. 181,794 2,208,725
Impala Platinum Holdings Ltd. 179,830 1,995,113
Kumba Iron Ore Ltd. 92,464 2,997,603
Mr Price Group Ltd. 15,104 165,625
MTN Group Ltd. 18,154 147,730
MultiChoice Group 65,833 468,636
Old Mutual Ltd. 513,330 347,918
Sanlam Ltd. 149,472 485,818
Shoprite Holdings Ltd. 199,862 2,435,121
Sibanye Stillwater Ltd. 1,444,447 3,587,248
18,508,276
—
South Korea - 11.6%
CJ Corp. 2,447 146,929
DB Insurance Co. Ltd. 33,466 1,585,460
Doosan Bobcat, Inc. 10,693 239,271
E-MART, Inc. 13,117 1,069,501
Hana Financial Group, Inc. 152,771 4,643,281
HMM Co. Ltd. 202,002 3,845,819
Hyundai Glovis Co. Ltd. 9,157 1,273,017
Industrial Bank of Korea 409,957 3,044,645
KB Financial Group, Inc. 32,240 1,203,949
Kia Corp. 64,971 3,877,830
Korea Investment Holdings Co. Ltd. 17,733 845,312
KT&G Corp. 5,853 370,991
Kumho Petrochemical Co. Ltd. 26,149 2,812,544
LG Electronics, Inc. 37,119 2,531,375
LG Energy Solution Ltd. * 1,664 479,960
LG Innotek Co. Ltd. 1,216 322,532
LG Uplus Corp. 12,221 120,268
Lotte Chemical Corp. 2,846 396,777
Meritz Financial Group, Inc. 10,965 219,097
Meritz Securities Co. Ltd. 40,212 141,330
POSCO Holdings, Inc. 31,861 5,682,000
S-1 Corp. 3,015 149,499
Samsung Electronics Co. Ltd. 306,231 13,507,042
Seegene, Inc. 15,295 426,553
Shinhan Financial Group Co. Ltd. 101,460 2,909,312
SK Chemicals Co. Ltd. 2,973 211,381
SK Hynix, Inc. 18,439 1,302,054
SK Telecom Co. Ltd. 82,721 3,319,684
Woori Financial Group, Inc. 294,142 2,753,388
59,430,801
—
Taiwan - 13.9%
ASE Technology Holding Co. Ltd. 62,000 159,682
Asustek Computer, Inc. 39,000 407,881
AUO Corp. * 8,180,000 4,478,819
Catcher Technology Co. Ltd. 270,000 1,506,192
Cathay Financial Holding Co. Ltd. 1,706,000 2,921,306
China Steel Corp. 302,000 289,165
CTBC Financial Holding Co. Ltd. 938,480 793,814
E.Sun Financial Holding Co. Ltd. 880,726 859,737
Evergreen Marine Corp. Taiwan
Ltd. 1,617,000 4,595,950
First Financial Holding Co. Ltd. 1,272,383 1,122,957
INVESTMENTS SHARES VALUE ($)
Taiwan - 13.9% (continued)
Fubon Financial Holding Co. Ltd. 566,784 1,140,001
Hon Hai Precision Industry Co. Ltd. 150,000 550,672
Innolux Corp. 9,411,000 3,829,442
Mega Financial Holding Co. Ltd. 638,000 758,125
Nanya Technology Corp. 1,344,000 2,236,774
Novatek Microelectronics Corp. 21,000 213,657
Pou Chen Corp. 1,033,000 1,025,957
Realtek Semiconductor Corp. 63,000 770,522
Shin Kong Financial Holding Co.
Ltd. 3,008,067 886,600
Taishin Financial Holding Co. Ltd. 1,253,624 687,705
Taiwan Cooperative Financial
Holding Co. Ltd. 312,188 282,285
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 367,840 30,070,921
Uni-President Enterprises Corp. 542,000 1,222,052
United Microelectronics Corp. 2,998,000 4,007,381
Wan Hai Lines Ltd. 299,000 1,195,519
Winbond Electronics Corp. 655,000 479,244
Yang Ming Marine Transport Corp. 1,373,000 3,797,448
Yuanta Financial Holding Co. Ltd. 216,280 143,245
Zhen Ding Technology Holding Ltd. 320,000 1,108,566
71,541,619
—
Thailand - 2.6%
Advanced Info Service PCL, NVDR 37,300 205,419
Electricity Generating PCL, NVDR 97,600 487,686
Indorama Ventures PCL, NVDR 1,292,700 1,722,676
Krung Thai Bank PCL, NVDR 1,326,300 582,936
PTT Exploration & Production PCL,
NVDR 186,200 839,382
PTT Global Chemical PCL, NVDR 2,507,200 3,236,220
Ratch Group PCL, NVDR 508,300 549,664
SCB X PCL, NVDR (1) 1,266,600 3,725,821
Sri Trang Gloves Thailand PCL,
NVDR 1,992,800 919,762
Thai Union Group PCL, NVDR 2,513,096 1,217,061
13,486,627
—
Turkey - 0.2%
Haci Omer Sabanci Holding A/S 125,194 141,836
Turkiye Is Bankasi A/S, Class C 2,905,301 767,675
909,511
—
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC 96,468 232,967
Emaar Properties PJSC 104,248 147,985
Emirates NBD Bank PJSC 198,616 715,379
Emirates Telecommunications
Group Co. PJSC 285,825 2,030,701
First Abu Dhabi Bank PJSC 328,386 1,680,390
4,807,422
—
United States - 1.0%
JBS SA (1) 878,500 5,302,776
TOTAL COMMON STOCKS
(Cost $429,335,469) 483,378,581

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.0%
Taiwan - 0.0%
Taishin Financial Holding Co. Ltd.,
expiring 7/13/2022 (3)*(c) (Cost $–) 24,642 –
SHARES
SHORT-TERM INVESTMENTS - 3.8%
INVESTMENT COMPANIES - 3.8%
Limited Purpose Cash Investment
Fund, 1.15% (1)(f)
(Cost $19,269,809) 19,283,719 19,268,292
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.9%
(Cost $448,605,278) 502,646,873
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.1% (g) 10,680,870
NET ASSETS - 100.0% 513,327,743
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 34,555,768 6.7%
Consumer Discretionary 54,058,878 10.5
Consumer Staples 26,047,430 5.1
Energy 38,779,338 7.5
Financials 88,985,402 17.3
Health Care 17,941,714 3.5
Industrials 37,364,896 7.3
Information Technology 85,417,450 16.6
Materials 66,530,782 13.0
Real Estate 9,183,171 1.8
Utilities 24,513,752 4.8
Investment Companies 19,268,292 3.8
Total Investments In Securities
At Value 502,646,873 97.9
Other Assets in Excess of
Liabilities (g) 10,680,870 2.1
Net Assets
$ 513,327,743 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2022 amounted to $9,515,223, which represents approximately 1.85% of net assets of the fund.
(b) The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 was $524,817; non-cash collateral of $558,920 was received.
(c) Security fair valued using significant unobservable inputs (Level 3) as of June 30, 2022 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at June 30, 2022 amounted to $240,626, which represents approximately 0.05% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2022, the value of these securities amounted to $1,135,522 or 0.22% of net assets.
(f) Represents 7-day effective yield as of June 30, 2022.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 511 9/2022 USD $ 25,618,985 $ 71,892
$ 71,892

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.2%
Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.
15,217 478,575
Lockheed Martin Corp.
12,899 5,546,054
Northrop Grumman Corp.
5,286 2,529,721
8,554,350
Automobiles - 2.6%
Tesla, Inc. * 27,554 18,555,415
Banks - 0.7%
Commerce Bancshares, Inc.
6,503 426,922
First Republic Bank
8,912 1,285,110
SVB Financial Group *
4,859 1,919,256
Wintrust Financial Corp.
14,731 1,180,690
4,811,978
Beverages - 3.5%
Coca-Cola Co. (The)
142,634 8,973,105
Constellation Brands, Inc., Class A
4,147 966,500
Monster Beverage Corp. *
11,632 1,078,286
PepsiCo, Inc.
86,330 14,387,758
25,405,649
Biotechnology - 1.9%
AbbVie, Inc.
54,988 8,421,962
Horizon Therapeutics plc *
30,920 2,466,179
Regeneron Pharmaceuticals, Inc. *
1,026 606,500
Seagen, Inc. *
7,385 1,306,702
United Therapeutics Corp. *
4,772 1,124,474
13,925,817
Building Products - 0.8%
A O Smith Corp.
4,045 221,181
Builders FirstSource, Inc. *
47,076 2,527,981
Fortune Brands Home & Security,
Inc. 5,414 324,190
Masco Corp.
4,041 204,475
Owens Corning
2,796 207,771
Trane Technologies plc
16,727 2,172,335
5,657,933
Capital Markets - 2.8%
Ameriprise Financial, Inc.
7,144 1,697,986
BlackRock, Inc.
365 222,300
Charles Schwab Corp. (The)
28,428 1,796,081
CME Group, Inc.
4,233 866,495
FactSet Research Systems, Inc.
1,562 600,698
Goldman Sachs Group, Inc. (The)
1,046 310,683
Intercontinental Exchange, Inc.
4,335 407,663
Jefferies Financial Group, Inc.
24,961 689,423
LPL Financial Holdings, Inc.
13,803 2,546,377
MarketAxess Holdings, Inc.
2,251 576,278
Moody's Corp.
2,295 624,171
Morgan Stanley
85,080 6,471,185
MSCI, Inc.
5,391 2,221,901
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.8% (continued)
Nasdaq, Inc.
3,814 581,788
S&P Global, Inc.
3,044 1,026,011
20,639,040
Chemicals - 1.7%
Air Products and Chemicals, Inc.
1,700 408,816
Albemarle Corp.
13,119 2,741,609
CF Industries Holdings, Inc.
5,927 508,122
Chemours Co. (The)
27,382 876,772
Eastman Chemical Co.
2,831 254,139
Ecolab, Inc.
1,821 279,997
Element Solutions, Inc.
38,953 693,363
FMC Corp.
6,321 676,410
Mosaic Co. (The)
37,682 1,779,721
Olin Corp.
28,898 1,337,399
Sherwin-Williams Co. (The)
9,705 2,173,046
Westlake Corp.
4,800 470,496
12,199,890
Commercial Services & Supplies - 0.5%
Cintas Corp.
5,774 2,156,762
Copart, Inc. *
8,680 943,169
Rollins, Inc.
14,763 515,524
3,615,455
Communications Equipment - 0.4%
Arista Networks, Inc. *
4,824 452,202
Cisco Systems, Inc.
18,696 797,197
Ubiquiti, Inc. (a)
5,924 1,470,396
2,719,795
Construction & Engineering - 0.4%
AECOM
8,308 541,848
Quanta Services, Inc.
22,005 2,758,106
3,299,954
Consumer Finance - 0.3%
Capital One Financial Corp.
3,365 350,599
Discover Financial Services
6,550 619,499
OneMain Holdings, Inc.
11,245 420,338
SLM Corp.
36,054 574,701
1,965,137
Containers & Packaging - 0.4%
Avery Dennison Corp.
4,365 706,563
Crown Holdings, Inc.
10,062 927,414
Packaging Corp. of America
5,028 691,350
Sealed Air Corp.
9,773 564,098
2,889,425
Distributors - 0.2%
LKQ Corp.
10,484 514,660
Pool Corp.
2,297 806,775
1,321,435

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc., Class B * 15,853 4,328,186
Electric Utilities - 3.9%
Alliant Energy Corp.
59,331 3,477,390
American Electric Power Co., Inc.
25,027 2,401,090
Duke Energy Corp.
103,953 11,144,801
Exelon Corp.
7,260 329,023
FirstEnergy Corp.
57,936 2,224,163
NextEra Energy, Inc.
57,089 4,422,114
OGE Energy Corp.
5,510 212,466
Southern Co. (The)
59,192 4,220,982
28,432,029
Electrical Equipment - 0.7%
AMETEK, Inc.
6,976 766,593
Eaton Corp. plc
20,081 2,530,005
Emerson Electric Co.
22,594 1,797,127
5,093,725
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A
13,224 851,361
Corning, Inc.
11,812 372,196
Jabil, Inc.
8,553 437,999
Keysight Technologies, Inc. *
1,638 225,799
TD SYNNEX Corp.
9,191 837,300
Trimble, Inc. *
5,244 305,358
Zebra Technologies Corp., Class
A * 3,861 1,134,941
4,164,954
Entertainment - 0.2%
Electronic Arts, Inc.
6,096 741,579
Netflix, Inc. *
1,751 306,197
Take-Two Interactive Software,
Inc. * 3,480 426,404
1,474,180
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.
4,094 1,046,385
Camden Property Trust
31,400 4,222,672
CubeSmart
16,998 726,155
Digital Realty Trust, Inc.
3,200 415,456
Duke Realty Corp.
11,695 642,640
Extra Space Storage, Inc.
27,941 4,753,323
First Industrial Realty Trust, Inc.
11,421 542,269
Life Storage, Inc.
39,462 4,406,327
Mid-America Apartment
Communities, Inc. 13,593 2,374,289
Prologis, Inc.
1,788 210,358
Public Storage
15,495 4,844,822
SBA Communications Corp.
921 294,766
Welltower, Inc.
16,725 1,377,304
WP Carey, Inc.
9,970 826,114
26,682,880
INVESTMENTS SHARES VALUE ($)
Food & Staples Retailing - 0.6%
Albertsons Cos., Inc., Class A
10,594 283,072
Casey's General Stores, Inc.
2,884 533,482
Costco Wholesale Corp.
6,245 2,993,104
Walmart, Inc.
3,001 364,861
4,174,519
Food Products - 0.8%
Archer-Daniels-Midland Co.
18,748 1,454,845
Bunge Ltd.
8,499 770,774
Hershey Co. (The)
14,732 3,169,737
Tyson Foods, Inc., Class A
5,543 477,031
5,872,387
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories
15,884 1,725,797
Align Technology, Inc. *
2,008 475,233
Boston Scientific Corp. *
17,375 647,566
Dexcom, Inc. *
27,280 2,033,178
Edwards Lifesciences Corp. *
9,810 932,833
Hologic, Inc. *
8,007 554,885
IDEXX Laboratories, Inc. *
5,901 2,069,658
Insulet Corp. *
4,343 946,514
Intuitive Surgical, Inc. *
4,347 872,486
Medtronic plc
4,603 413,119
STERIS plc
1,626 335,200
Stryker Corp.
2,501 497,524
11,503,993
Health Care Providers & Services - 4.3%
CVS Health Corp.
22,698 2,103,197
Elevance Health, Inc.
5,872 2,833,710
HCA Healthcare, Inc.
6,500 1,092,390
McKesson Corp.
8,377 2,732,661
Molina Healthcare, Inc. *
4,912 1,373,444
UnitedHealth Group, Inc.
40,321 20,710,075
30,845,477
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A * 10,531 2,085,559
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. *
2,068 2,703,414
Domino's Pizza, Inc.
1,642 639,904
McDonald's Corp.
1,705 420,930
Starbucks Corp.
9,912 757,178
4,521,426
Household Durables - 0.3%
DR Horton, Inc.
8,685 574,860
Garmin Ltd.
12,895 1,266,934
Tempur Sealy International, Inc.
14,032 299,864
2,141,658

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Household Products - 0.9%
Church & Dwight Co., Inc.
63,424 5,876,868
Procter & Gamble Co. (The)
6,450 927,445
6,804,313
Industrial Conglomerates - 0.1%
Honeywell International, Inc. 5,345 929,014
Insurance - 1.9%
American Financial Group, Inc.
15,162 2,104,637
American International Group, Inc.
58,442 2,988,140
Arthur J Gallagher & Co.
7,060 1,151,062
Assured Guaranty Ltd.
47,744 2,663,638
Chubb Ltd.
9,897 1,945,552
Loews Corp.
24,780 1,468,463
Progressive Corp. (The)
14,432 1,678,009
13,999,501
Interactive Media & Services - 3.7%
Alphabet, Inc., Class A *
10,836 23,614,462
Match Group, Inc. *
23,213 1,617,714
Meta Platforms, Inc., Class A *
8,265 1,332,731
26,564,907
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. *
20,560 2,183,677
eBay, Inc.
5,946 247,770
2,431,447
IT Services - 2.2%
Accenture plc, Class A
16,959 4,708,666
Automatic Data Processing, Inc.
3,597 755,514
Block, Inc. *
4,317 265,323
Cognizant Technology Solutions
Corp., Class A 4,878 329,216
EPAM Systems, Inc. *
2,903 855,746
Fiserv, Inc. *
6,637 590,494
Mastercard, Inc., Class A
11,061 3,489,524
MongoDB, Inc. *
3,099 804,191
Visa, Inc., Class A
19,736 3,885,821
15,684,495
Leisure Products - 0.0% (b)
Brunswick Corp. 3,052 199,540
Life Sciences Tools & Services - 3.4%
Agilent Technologies, Inc.
4,263 506,317
Bio-Rad Laboratories, Inc., Class
A * 2,173 1,075,635
Bio-Techne Corp.
2,153 746,316
Charles River Laboratories
International, Inc. * 4,581 980,197
Danaher Corp.
30,504 7,733,374
Illumina, Inc. *
1,395 257,182
IQVIA Holdings, Inc. *
3,785 821,307
PerkinElmer, Inc.
6,856 975,060
Thermo Fisher Scientific, Inc.
19,433 10,557,560
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 3.4% (continued)
West Pharmaceutical Services, Inc.
3,385 1,023,522
24,676,470
Machinery - 1.4%
Caterpillar, Inc.
4,750 849,110
Cummins, Inc.
1,241 240,171
Deere & Co.
16,131 4,830,751
Illinois Tool Works, Inc.
7,323 1,334,617
Ingersoll Rand, Inc.
4,744 199,627
PACCAR, Inc.
4,266 351,262
Parker-Hannifin Corp.
6,656 1,637,709
Xylem, Inc.
6,645 519,506
9,962,753
Media - 0.8%
Cable One, Inc.
776 1,000,512
Charter Communications, Inc.,
Class A * 8,599 4,028,890
Comcast Corp., Class A
16,044 629,567
Liberty Broadband Corp., Class C *
2,735 316,275
5,975,244
Metals & Mining - 1.8%
Alcoa Corp.
47,009 2,142,670
Freeport-McMoRan, Inc.
121,360 3,550,994
Newmont Corp.
11,949 712,997
Nucor Corp.
51,619 5,389,540
Reliance Steel & Aluminum Co.
3,454 586,696
Steel Dynamics, Inc.
12,307 814,108
13,197,005
Multiline Retail - 1.0%
Dollar General Corp.
13,481 3,308,777
Target Corp.
26,297 3,713,925
7,022,702
Multi-Utilities - 2.8%
Ameren Corp.
60,654 5,480,695
CMS Energy Corp.
49,857 3,365,348
Consolidated Edison, Inc.
98,025 9,322,178
DTE Energy Co.
2,034 257,809
Sempra Energy
1,380 207,373
WEC Energy Group, Inc.
13,200 1,328,448
19,961,851
Oil, Gas & Consumable Fuels - 9.0%
Cheniere Energy, Inc.
17,065 2,270,157
Continental Resources, Inc.
62,539 4,086,924
Devon Energy Corp.
274,354 15,119,649
Diamondback Energy, Inc.
26,384 3,196,422
EOG Resources, Inc.
14,719 1,625,566
Exxon Mobil Corp.
238,302 20,408,183
Marathon Oil Corp.
329,886 7,415,837
Marathon Petroleum Corp.
10,789 886,964
Occidental Petroleum Corp.
63,784 3,755,602

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 9.0% (continued)
ONEOK, Inc.
32,594 1,808,967
Targa Resources Corp.
74,220 4,428,707
65,002,978
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The),
Class A 14,828 3,776,247
Pharmaceuticals - 4.8%
Catalent, Inc. *
10,812 1,160,019
Eli Lilly & Co.
28,309 9,178,627
Johnson & Johnson
62,651 11,121,179
Merck & Co., Inc.
59,215 5,398,632
Pfizer, Inc.
130,881 6,862,091
Zoetis, Inc.
7,738 1,330,085
35,050,633
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp.
8,867 801,222
CoStar Group, Inc. *
29,300 1,770,013
Verisk Analytics, Inc.
4,134 715,554
3,286,789
Road & Rail - 0.9%
CSX Corp.
31,383 911,990
JB Hunt Transport Services, Inc.
4,187 659,327
Norfolk Southern Corp.
2,500 568,225
Old Dominion Freight Line, Inc.
11,852 3,037,431
Union Pacific Corp.
5,640 1,202,899
6,379,872
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. *
57,490 4,396,260
Analog Devices, Inc.
3,373 492,762
Applied Materials, Inc.
32,350 2,943,203
Broadcom, Inc.
3,826 1,858,709
Enphase Energy, Inc. *
2,626 512,700
Entegris, Inc.
19,179 1,766,961
KLA Corp.
9,827 3,135,599
Lam Research Corp.
9,200 3,920,580
Marvell Technology, Inc.
45,161 1,965,858
Microchip Technology, Inc.
3,148 182,836
Monolithic Power Systems, Inc.
4,240 1,628,330
NVIDIA Corp.
98,724 14,965,571
QUALCOMM, Inc.
28,277 3,612,104
Skyworks Solutions, Inc.
3,632 336,469
Teradyne, Inc.
9,768 874,724
Texas Instruments, Inc.
12,751 1,959,191
44,551,857
Software - 7.3%
Adobe, Inc. *
10,044 3,676,707
ANSYS, Inc. *
2,671 639,144
Autodesk, Inc. *
5,572 958,161
Cadence Design Systems, Inc. *
15,781 2,367,623
INVESTMENTS SHARES VALUE ($)
Software - 7.3% (continued)
Fortinet, Inc. *
14,380 813,620
Intuit, Inc.
3,380 1,302,787
Microsoft Corp.
106,759 27,418,914
NortonLifeLock, Inc.
25,570 561,517
Oracle Corp.
19,687 1,375,531
Palo Alto Networks, Inc. *
1,073 529,998
Paycom Software, Inc. *
5,862 1,642,063
Paylocity Holding Corp. *
4,231 737,971
Salesforce, Inc. *
6,108 1,008,064
ServiceNow, Inc. *
11,738 5,581,654
Synopsys, Inc. *
9,326 2,832,306
Trade Desk, Inc. (The), Class A *
22,659 949,186
Zscaler, Inc. *
2,599 388,577
52,783,823
Specialty Retail - 1.9%
AutoNation, Inc. *
16,751 1,872,092
Best Buy Co., Inc.
7,325 477,517
Burlington Stores, Inc. *
1,649 224,643
Dick's Sporting Goods, Inc.
13,709 1,033,247
Floor & Decor Holdings, Inc., Class
A * 2,980 187,621
Home Depot, Inc. (The)
6,141 1,684,292
Lowe's Cos., Inc.
18,011 3,145,981
O'Reilly Automotive, Inc. *
1,264 798,545
Penske Automotive Group, Inc.
5,891 616,729
Ross Stores, Inc.
6,852 481,216
TJX Cos., Inc. (The)
5,956 332,643
Tractor Supply Co.
7,711 1,494,777
Ulta Beauty, Inc. *
1,053 405,910
Williams-Sonoma, Inc.
8,598 953,948
13,709,161
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.
343,587 46,975,215
Dell Technologies, Inc., Class C
51,877 2,397,236
HP, Inc.
17,380 569,716
49,942,167
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc. *
4,803 1,309,346
NIKE, Inc., Class B
15,553 1,589,516
2,898,862
Trading Companies & Distributors - 0.6%
Fastenal Co.
31,130 1,554,010
United Rentals, Inc. *
6,652 1,615,837
Watsco, Inc.
3,619 864,290
WW Grainger, Inc.
1,471 668,466
4,702,603
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. * 26,655 3,586,164
TOTAL COMMON STOCKS
(Cost $438,956,019) 689,962,644

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.0% (b)
Real Estate Management & Development - 0.0% (b)
Brookfield Property Preferred LP,
6.25%, 7/26/2081 (a)
(Cost $28,735) 1,181 23,443
SHORT-TERM INVESTMENTS - 4.5%
INVESTMENT COMPANIES - 4.5%
Limited Purpose Cash Investment
Fund, 1.15% (c)
(Cost $32,443,044) 32,461,973 32,436,003
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.33% (c)(d) 658,138 658,138
Limited Purpose Cash Investment
Fund 1.15% (c)(d) 733,820 733,233
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,391,958) 1,391,371
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $472,819,756) 723,813,461
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% (e) 476,627
NET ASSETS - 100.0% 724,290,088
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 37,600,494 5.2%
Consumer Discretionary 52,801,646 7.3
Consumer Staples 46,033,115 6.3
Energy 65,002,978 9.0
Financials 45,743,842 6.3
Health Care 118,087,950 16.3
Industrials 51,482,448 7.1
Information Technology 169,847,092 23.4
Materials 28,286,320 3.9
Real Estate 26,706,323 3.7
Utilities 48,393,879 6.7
Investment Companies 32,436,003 4.5
Securities Lending Collateral 1,391,371 0.2
Total Investments In Securities
At Value 723,813,461 99.9
Other Assets in Excess of
Liabilities (e) 476,627 0.1
Net Assets
$ 724,290,088 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 was $1,366,613.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of June 30, 2022.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 135 9/2022 USD $ 25,579,125 $ (1,539,438)
$ (1,539,438)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Aerospace & Defense - 0.1%
Maxar Technologies, Inc.
4,188 109,265
Triumph Group, Inc. *
6,767 89,933
199,198
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. *
3,759 231,968
Forward Air Corp.
888 81,660
Hub Group, Inc., Class A *
6,051 429,258
742,886
Auto Components - 0.5%
Fox Factory Holding Corp. *
1,231 99,145
Gentherm, Inc. *
6,580 410,658
LCI Industries
790 88,385
Patrick Industries, Inc.
1,718 89,061
Visteon Corp. *
1,390 143,976
XPEL, Inc. *(a)
2,505 115,055
946,280
Automobiles - 0.0% (b)
Winnebago Industries, Inc. 1,311 63,662
Banks - 5.9%
Amerant Bancorp, Inc.
12,156 341,827
BancFirst Corp.
1,610 154,093
Bancorp, Inc. (The) *
9,159 178,784
Berkshire Hills Bancorp, Inc.
21,096 522,548
Brookline Bancorp, Inc.
5,701 75,880
Byline Bancorp, Inc.
11,779 280,340
Coastal Financial Corp. *
5,699 217,246
ConnectOne Bancorp, Inc.
9,793 239,439
CrossFirst Bankshares, Inc. *
4,631 61,129
Customers Bancorp, Inc. *
10,510 356,289
Dime Community Bancshares, Inc.
2,260 67,009
Eagle Bancorp, Inc.
3,976 188,502
Eastern Bankshares, Inc.
11,220 207,121
Equity Bancshares, Inc., Class A
7,849 228,877
First Bancorp/NC
1,763 61,529
First Bancorp/PR
33,901 437,662
First Bank
5,177 72,374
First Commonwealth Financial
Corp. 4,602 61,759
First Financial Bankshares, Inc.
4,501 176,754
First Foundation, Inc.
10,500 215,040
First Internet Bancorp
8,096 298,095
Flushing Financial Corp.
17,949 381,596
Hancock Whitney Corp.
23,139 1,025,752
Hanmi Financial Corp.
33,930 761,389
HomeStreet, Inc.
5,146 178,412
HomeTrust Bancshares, Inc.
10,814 270,350
Hope Bancorp, Inc.
10,298 142,524
Lakeland Bancorp, Inc.
4,241 62,003
Lakeland Financial Corp.
5,872 390,018
Meta Financial Group, Inc.
6,910 267,210
INVESTMENTS SHARES VALUE ($)
Banks - 5.9% (continued)
Metropolitan Bank Holding Corp. *
4,089 283,858
MVB Financial Corp.
7,790 242,347
Nicolet Bankshares, Inc. *
819 59,246
Origin Bancorp, Inc.
6,536 253,597
Peapack-Gladstone Financial
Corp. 6,045 179,537
Preferred Bank
2,339 159,099
QCR Holdings, Inc.
1,669 90,109
Sandy Spring Bancorp, Inc.
1,621 63,333
ServisFirst Bancshares, Inc.
15,586 1,230,047
Silvergate Capital Corp., Class A *
1,544 82,650
Southside Bancshares, Inc.
2,152 80,528
Stock Yards Bancorp, Inc.
4,232 253,158
Triumph Bancorp, Inc. *
4,985 311,862
UMB Financial Corp.
4,332 372,985
Veritex Holdings, Inc.
3,493 102,205
Washington Federal, Inc.
7,634 229,173
11,915,285
Beverages - 0.8%
Celsius Holdings, Inc. *
2,501 163,215
Coca-Cola Consolidated, Inc.
1,677 945,660
MGP Ingredients, Inc.
3,781 378,440
National Beverage Corp.
4,594 224,831
1,712,146
Biotechnology - 4.1%
ACADIA Pharmaceuticals, Inc. *
9,250 130,332
Alkermes plc *
26,157 779,217
AnaptysBio, Inc. *
5,720 116,116
Anavex Life Sciences Corp. *
24,302 243,263
Apellis Pharmaceuticals, Inc. *
8,307 375,642
Arcus Biosciences, Inc. *
5,473 138,686
Arrowhead Pharmaceuticals, Inc. *
3,075 108,271
Avid Bioservices, Inc. *
22,533 343,853
BioCryst Pharmaceuticals, Inc. *
27,042 286,104
Catalyst Pharmaceuticals, Inc. *
13,916 97,551
Celldex Therapeutics, Inc. *
9,460 255,042
Cerevel Therapeutics Holdings,
Inc. * 22,653 598,945
ChemoCentryx, Inc. *
6,401 158,617
Chinook Therapeutics, Inc. *
3,885 67,949
Crinetics Pharmaceuticals, Inc. *
10,135 189,018
CTI BioPharma Corp. *(c)
15,365 91,729
Cytokinetics, Inc. *
14,692 577,249
Dynavax Technologies Corp. *
14,692 184,972
Eagle Pharmaceuticals, Inc. *
2,516 111,786
Enanta Pharmaceuticals, Inc. *
4,012 189,647
Fate Therapeutics, Inc. *
3,831 94,932
Halozyme Therapeutics, Inc. *
14,192 624,448
ImmunoGen, Inc. *
26,176 117,792
Intellia Therapeutics, Inc. *
8,278 428,469
Ironwood Pharmaceuticals, Inc. *
16,377 188,827
IVERIC bio, Inc. *
26,821 258,018
Karuna Therapeutics, Inc. *
2,512 317,793

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 4.1% (continued)
Kezar Life Sciences, Inc. *
19,099 157,949
MannKind Corp. *
39,517 150,560
Mirum Pharmaceuticals, Inc. *
4,423 86,072
Myriad Genetics, Inc. *
3,665 66,593
PDL BioPharma, Inc. (3)*(c)(d)
34,242 39,833
Prometheus Biosciences, Inc. *
2,978 84,069
Prothena Corp. plc (Ireland) *
6,500 176,475
PTC Therapeutics, Inc. *
2,436 97,586
Syndax Pharmaceuticals, Inc. *
6,403 123,194
Travere Therapeutics, Inc. *
5,339 129,364
Vaxcyte, Inc. *
5,467 118,962
8,304,925
Building Products - 1.2%
AAON, Inc.
6,349 347,671
Cornerstone Building Brands, Inc. *
21,438 525,017
CSW Industrials, Inc.
2,595 267,363
Gibraltar Industries, Inc. *
4,161 161,239
Insteel Industries, Inc.
1,941 65,354
Simpson Manufacturing Co., Inc.
5,623 565,730
UFP Industries, Inc.
7,524 512,685
Zurn Water Solutions Corp.
2,556 69,625
2,514,684
Capital Markets - 2.2%
Artisan Partners Asset
Management, Inc., Class A 5,789 205,915
B Riley Financial, Inc.
8,418 355,660
Brightsphere Investment Group,
Inc. 10,369 186,746
Cohen & Steers, Inc.
5,710 363,099
Diamond Hill Investment Group,
Inc. 689 119,638
Donnelley Financial Solutions,
Inc. * 14,137 414,073
Focus Financial Partners, Inc.,
Class A * 8,232 280,382
Hamilton Lane, Inc., Class A
2,303 154,716
Houlihan Lokey, Inc.
9,543 753,229
Moelis & Co., Class A
7,310 287,648
Piper Sandler Cos.
2,847 322,736
PJT Partners, Inc., Class A
8,644 607,500
StepStone Group, Inc., Class A
2,355 61,301
Virtus Investment Partners, Inc.
1,559 266,620
WisdomTree Investments, Inc.
12,314 62,432
4,441,695
Chemicals - 1.8%
AdvanSix, Inc.
10,619 355,100
American Vanguard Corp.
2,702 60,390
Aspen Aerogels, Inc. *
12,350 122,018
Avient Corp.
6,688 268,055
Balchem Corp.
4,700 609,778
Cabot Corp.
865 55,178
Hawkins, Inc.
8,503 306,363
HB Fuller Co.
4,562 274,678
INVESTMENTS SHARES VALUE ($)
Chemicals - 1.8% (continued)
Intrepid Potash, Inc. *
6,077 275,227
Livent Corp. *
18,739 425,188
Sensient Technologies Corp.
5,164 416,012
Stepan Co.
1,189 120,505
Tronox Holdings plc, Class A
13,425 225,540
Valhi, Inc.
1,356 61,481
3,575,513
Commercial Services & Supplies - 0.9%
Casella Waste Systems, Inc., Class
A * 7,950 577,806
CoreCivic, Inc., REIT *
15,079 167,528
Heritage-Crystal Clean, Inc. *
3,322 89,561
Interface, Inc.
5,653 70,889
Montrose Environmental Group,
Inc. * 3,107 104,892
Tetra Tech, Inc.
5,347 730,133
1,740,809
Communications Equipment - 0.8%
ADTRAN, Inc.
10,230 179,332
Aviat Networks, Inc. *
3,954 99,008
Calix, Inc. *
14,194 484,583
Clearfield, Inc. *
3,744 231,941
Digi International, Inc. *
7,468 180,875
Extreme Networks, Inc. *
39,556 352,840
NetScout Systems, Inc. *
4,953 167,659
1,696,238
Construction & Engineering - 2.4%
Ameresco, Inc., Class A *
12,837 584,854
API Group Corp. *
6,152 92,095
Comfort Systems USA, Inc.
5,559 462,231
Concrete Pumping Holdings, Inc. *
31,253 189,393
Construction Partners, Inc., Class
A * 7,283 152,506
Dycom Industries, Inc. *
1,693 157,517
EMCOR Group, Inc.
4,406 453,642
Fluor Corp. *
16,384 398,786
Granite Construction, Inc.
11,013 320,919
IES Holdings, Inc. *
2,983 89,997
INNOVATE Corp. *
31,941 55,258
MYR Group, Inc. *
4,059 357,720
NV5 Global, Inc. *
3,214 375,202
Sterling Infrastructure, Inc. *
5,513 120,845
WillScot Mobile Mini Holdings
Corp. * 30,366 984,466
4,795,431
Construction Materials - 0.0% (b)
Summit Materials, Inc., Class A * 2,615 60,903
Consumer Finance - 0.8%
Atlanticus Holdings Corp. *
5,407 190,164
Encore Capital Group, Inc. *
6,512 376,198
EZCORP, Inc., Class A *
15,046 112,996

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 0.8% (continued)
LendingClub Corp. *
13,530 158,166
Navient Corp.
4,532 63,403
Nelnet, Inc., Class A
2,873 244,923
PRA Group, Inc. *
2,033 73,920
Regional Management Corp.
6,697 250,267
World Acceptance Corp. *
1,168 131,096
1,601,133
Containers & Packaging - 0.1%
Greif, Inc., Class A
2,246 140,105
O-I Glass, Inc. *
6,220 87,080
227,185
Distributors - 0.1%
Funko, Inc., Class A * 5,204 116,153
Diversified Consumer Services - 0.4%
Carriage Services, Inc.
4,961 196,703
Laureate Education, Inc.
30,816 356,541
Stride, Inc. *
6,687 272,763
826,007
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc. 7,416 239,166
Diversified Telecommunication Services - 0.7%
Anterix, Inc. *
5,927 243,422
Cogent Communications Holdings,
Inc. 1,108 67,322
Consolidated Communications
Holdings, Inc. * 11,668 81,676
Globalstar, Inc. *
67,904 83,522
IDT Corp., Class B *
7,772 195,466
Iridium Communications, Inc. *
18,440 692,606
Ooma, Inc. *
7,097 84,029
Radius Global Infrastructure, Inc. *
5,289 80,710
1,528,753
Electric Utilities - 1.4%
MGE Energy, Inc.
8,765 682,180
Otter Tail Corp.
14,883 999,096
Portland General Electric Co.
22,112 1,068,673
2,749,949
Electrical Equipment - 0.6%
Atkore, Inc. *
7,418 615,768
Babcock & Wilcox Enterprises,
Inc. * 40,960 246,989
Encore Wire Corp.
1,600 166,272
Vicor Corp. *
2,218 121,391
1,150,420
Electronic Equipment, Instruments & Components - 1.2%
Advanced Energy Industries, Inc.
2,167 158,148
Arlo Technologies, Inc. *
14,829 92,978
Badger Meter, Inc.
3,605 291,608
Belden, Inc.
7,135 380,081
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 1.2%
(continued)
Fabrinet (Thailand) *
4,047 328,212
FARO Technologies, Inc. *
2,579 79,510
II-VI, Inc. *
3,346 170,479
Insight Enterprises, Inc. *
2,696 232,611
Knowles Corp. *
10,240 177,459
Luna Innovations, Inc. *
20,643 120,349
Methode Electronics, Inc.
3,694 136,826
Novanta, Inc. *
1,554 188,453
2,356,714
Energy Equipment & Services - 2.1%
Cactus, Inc., Class A
8,542 343,986
ChampionX Corp.
23,036 457,265
Helmerich & Payne, Inc.
13,598 585,530
Liberty Energy, Inc. *
10,881 138,842
Nabors Industries Ltd. *
1,948 260,837
Newpark Resources, Inc. *
33,924 104,825
NexTier Oilfield Solutions, Inc. *
44,054 418,954
Oceaneering International, Inc. *
10,194 108,872
Patterson-UTI Energy, Inc.
41,077 647,373
ProPetro Holding Corp. *
4,670 46,700
RPC, Inc. *
48,690 336,448
Select Energy Services, Inc., Class
A * 10,112 68,964
TETRA Technologies, Inc. *
41,067 166,732
Tidewater, Inc. *
18,590 392,063
US Silica Holdings, Inc. *
13,079 149,362
4,226,753
Entertainment - 0.4%
AMC Entertainment Holdings, Inc.,
Class A *(c) 45,523 616,837
Lions Gate Entertainment Corp.,
Class A * 10,178 94,757
Lions Gate Entertainment Corp.,
Class B * 9,348 82,543
794,137
Equity Real Estate Investment Trusts (REITs) - 6.9%
Acadia Realty Trust
16,748 261,604
Agree Realty Corp.
3,219 232,187
Alexander & Baldwin, Inc.
18,792 337,316
Apartment Investment and
Management Co., Class A * 14,888 95,283
Apple Hospitality REIT, Inc.
10,316 151,336
Armada Hoffler Properties, Inc.
9,367 120,272
Braemar Hotels & Resorts, Inc.
14,820 63,578
Broadstone Net Lease, Inc.
14,346 294,237
Centerspace
3,097 252,560
Chatham Lodging Trust *
13,588 141,995
City Office REIT, Inc.
17,025 220,474
CTO Realty Growth, Inc.
2,487 152,005
EastGroup Properties, Inc.
9,524 1,469,839
Essential Properties Realty Trust,
Inc. 12,627 271,354

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 6.9% (continued)
Farmland Partners, Inc.
11,019 152,062
Four Corners Property Trust, Inc.
2,805 74,585
Gladstone Commercial Corp.
6,462 121,744
Gladstone Land Corp.
10,707 237,267
Independence Realty Trust, Inc.
54,112 1,121,742
Indus Realty Trust, Inc.
1,017 60,369
Innovative Industrial Properties,
Inc. 2,570 282,366
Kite Realty Group Trust
10,241 177,067
Macerich Co. (The)
11,127 96,916
National Storage Affiliates Trust
28,999 1,451,980
NexPoint Residential Trust, Inc.
6,983 436,507
One Liberty Properties, Inc.
4,799 124,678
Outfront Media, Inc.
5,359 90,835
Physicians Realty Trust
5,592 97,580
Plymouth Industrial REIT, Inc.
17,775 311,774
PotlatchDeltic Corp.
1,331 58,817
Retail Opportunity Investments
Corp. 10,587 167,063
RPT Realty
36,068 354,548
Ryman Hospitality Properties, Inc. *
3,668 278,878
Safehold, Inc.
7,474 264,355
Saul Centers, Inc.
3,854 181,562
SITE Centers Corp.
43,674 588,289
STAG Industrial, Inc.
37,385 1,154,449
Tanger Factory Outlet Centers, Inc.
31,577 449,025
Terreno Realty Corp.
14,092 785,347
UMH Properties, Inc.
7,753 136,918
Uniti Group, Inc.
11,180 105,316
Urban Edge Properties
8,310 126,395
Urstadt Biddle Properties, Inc.,
Class A 14,371 232,810
Veris Residential, Inc. *
4,174 55,264
Washington REIT
3,710 79,060
Whitestone REIT
6,675 71,756
13,991,364
Food & Staples Retailing - 1.6%
Andersons, Inc. (The)
6,261 206,550
BJ's Wholesale Club Holdings,
Inc. * 18,947 1,180,777
Ingles Markets, Inc., Class A
5,760 499,680
SpartanNash Co.
8,953 270,112
Sprouts Farmers Market, Inc. *
15,948 403,803
United Natural Foods, Inc. *
12,106 476,977
Weis Markets, Inc.
3,976 296,371
3,334,270
Food Products - 0.7%
Cal-Maine Foods, Inc.
9,183 453,732
Hostess Brands, Inc. *
23,451 497,395
Simply Good Foods Co. (The) *
14,023 529,649
1,480,776
INVESTMENTS SHARES VALUE ($)
Gas Utilities - 1.7%
Chesapeake Utilities Corp.
5,465 707,991
New Jersey Resources Corp.
9,229 410,967
Northwest Natural Holding Co.
1,627 86,394
ONE Gas, Inc.
12,171 988,164
Southwest Gas Holdings, Inc.
9,906 862,614
Spire, Inc.
4,189 311,536
3,367,666
Health Care Equipment & Supplies - 2.6%
Alphatec Holdings, Inc. *
20,250 132,435
AngioDynamics, Inc. *
15,115 292,475
AtriCure, Inc. *
6,651 271,760
Atrion Corp.
116 72,948
Axonics, Inc. *
1,180 66,871
CONMED Corp.
933 89,344
CryoPort, Inc. *
5,945 184,176
Cutera, Inc. *
3,783 141,862
Heska Corp. *
2,099 198,376
iRadimed Corp.
1,970 66,862
iRhythm Technologies, Inc. *
4,172 450,701
Lantheus Holdings, Inc. *
11,968 790,247
LeMaitre Vascular, Inc.
1,467 66,822
LivaNova plc *
8,738 545,863
Meridian Bioscience, Inc. *
4,292 130,563
Merit Medical Systems, Inc. *
2,719 147,560
Omnicell, Inc. *
3,282 373,327
Shockwave Medical, Inc. *
3,282 627,420
STAAR Surgical Co. *
1,763 125,050
UFP Technologies, Inc. *
917 72,966
Varex Imaging Corp. *
16,842 360,250
5,207,878
Health Care Providers & Services - 2.7%
Addus HomeCare Corp. *
4,847 403,658
Agiliti, Inc. *
6,625 135,879
AMN Healthcare Services, Inc. *
6,767 742,408
Apollo Medical Holdings, Inc. *
5,012 193,413
Brookdale Senior Living, Inc. *
13,871 62,974
Community Health Systems, Inc. *
29,573 110,899
CorVel Corp. *
1,932 284,526
Cross Country Healthcare, Inc. *
15,776 328,614
Ensign Group, Inc. (The)
2,162 158,842
Fulgent Genetics, Inc. *
2,497 136,161
MEDNAX, Inc. *
4,762 100,050
ModivCare, Inc. *
2,221 187,674
Option Care Health, Inc. *
16,976 471,763
Owens & Minor, Inc.
17,848 561,320
Patterson Cos., Inc.
2,954 89,506
R1 RCM, Inc. *
13,415 281,178
RadNet, Inc. *
3,424 59,167
Select Medical Holdings Corp.
5,752 135,862
Surgery Partners, Inc. *
6,262 181,097
Tenet Healthcare Corp. *
16,353 859,514
5,484,505

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Technology - 0.9%
Allscripts Healthcare Solutions,
Inc. * 16,802 249,174
Evolent Health, Inc., Class A *
26,133 802,544
Inspire Medical Systems, Inc. *
3,870 706,933
1,758,651
Hotels, Restaurants & Leisure - 2.5%
Biglari Holdings, Inc., Class B *
401 49,203
Bluegreen Vacations Holding Corp.
8,134 203,025
Century Casinos, Inc. *
14,207 102,290
Everi Holdings, Inc. *
13,647 222,582
Full House Resorts, Inc. *
27,808 169,073
Golden Entertainment, Inc. *
9,416 372,403
Hilton Grand Vacations, Inc. *
10,579 377,988
International Game Technology plc
17,186 318,972
Kura Sushi USA, Inc., Class A *
4,410 218,427
Light & Wonder, Inc. *
12,043 565,900
Monarch Casino & Resort, Inc. *
1,222 71,695
ONE Group Hospitality, Inc. (The) *
26,052 192,003
Papa John's International, Inc.
2,968 247,887
RCI Hospitality Holdings, Inc.
2,747 132,845
Red Rock Resorts, Inc., Class A
18,455 615,659
SeaWorld Entertainment, Inc. *
13,926 615,251
Target Hospitality Corp. *
9,473 54,091
Texas Roadhouse, Inc.
3,834 280,649
Wingstop, Inc.
2,347 175,485
4,985,428
Household Durables - 0.7%
Cavco Industries, Inc. *
1,221 239,304
Century Communities, Inc.
1,786 80,316
Ethan Allen Interiors, Inc.
5,490 110,953
Green Brick Partners, Inc. *
9,912 193,978
Helen of Troy Ltd. *
1,593 258,719
Installed Building Products, Inc.
1,360 113,098
Lifetime Brands, Inc.
3,755 41,455
Meritage Homes Corp. *
2,591 187,848
Skyline Champion Corp. *
4,412 209,217
Tri Pointe Homes, Inc. *
3,867 65,236
1,500,124
Household Products - 0.1%
Central Garden & Pet Co., Class
A * 3,326 133,073
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc., Class C
24,104 839,783
Ormat Technologies, Inc.
5,159 404,208
1,243,991
Insurance - 1.5%
American Equity Investment Life
Holding Co. 3,945 144,269
Argo Group International Holdings
Ltd. 3,447 127,056
CNO Financial Group, Inc.
19,847 359,032
INVESTMENTS SHARES VALUE ($)
Insurance - 1.5% (continued)
Enstar Group Ltd. *
1,428 305,564
Goosehead Insurance, Inc., Class
A 1,283 58,595
HCI Group, Inc.
1,927 130,574
Kinsale Capital Group, Inc.
2,546 584,663
Maiden Holdings Ltd. *(c)
27,014 52,407
MBIA, Inc. *
13,474 166,404
RLI Corp.
3,087 359,913
Safety Insurance Group, Inc.
1,164 113,024
Selective Insurance Group, Inc.
3,119 271,166
Stewart Information Services Corp.
4,829 240,243
Tiptree, Inc.
11,194 118,880
Trupanion, Inc. *
1,153 69,480
3,101,270
Interactive Media & Services - 0.2%
Cargurus, Inc. *
13,055 280,552
Cars.com, Inc. *
6,693 63,115
Ziff Davis, Inc. *
858 63,947
407,614
Internet & Direct Marketing Retail - 0.2%
Duluth Holdings, Inc., Class B *
5,804 55,370
Liquidity Services, Inc. *
6,420 86,285
Shutterstock, Inc.
3,273 187,576
329,231
IT Services - 1.5%
CSG Systems International, Inc.
4,059 242,241
DigitalOcean Holdings, Inc. *(c)
5,931 245,306
EVERTEC, Inc.
3,230 119,122
ExlService Holdings, Inc. *
5,263 775,398
Grid Dynamics Holdings, Inc. *
3,803 63,966
Hackett Group, Inc. (The)
8,568 162,535
Perficient, Inc. *
5,821 533,728
TTEC Holdings, Inc.
8,948 607,480
Unisys Corp. *
21,226 255,349
3,005,125
Leisure Products - 0.6%
Acushnet Holdings Corp.
11,396 474,985
Clarus Corp.
3,255 61,813
Malibu Boats, Inc., Class A *
1,861 98,093
MasterCraft Boat Holdings, Inc. *
4,021 84,642
Vista Outdoor, Inc. *
17,011 474,607
1,194,140
Life Sciences Tools & Services - 0.2%
Harvard Bioscience, Inc. *
17,264 62,151
Inotiv, Inc. *
4,535 43,536
Medpace Holdings, Inc. *
1,799 269,256
374,943

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Machinery - 2.2%
Alamo Group, Inc.
1,547 180,117
Chart Industries, Inc. *
4,334 725,425
Columbus McKinnon Corp.
2,492 70,698
Energy Recovery, Inc. *
15,172 294,640
EnPro Industries, Inc.
731 59,891
Evoqua Water Technologies Corp.
* 15,658 509,042
Franklin Electric Co., Inc.
2,799 205,055
Greenbrier Cos., Inc. (The)
3,586 129,060
Helios Technologies, Inc.
4,435 293,819
Kadant, Inc.
1,810 330,054
Lindsay Corp.
1,848 245,451
Mueller Industries, Inc.
2,334 124,379
Omega Flex, Inc.
868 93,414
Shyft Group, Inc. (The)
14,196 263,904
SPX Corp. *
2,755 145,574
Standex International Corp.
691 58,583
Titan International, Inc. *
24,655 372,290
Watts Water Technologies, Inc.,
Class A 2,957 363,238
4,464,634
Marine - 0.7%
Costamare, Inc. (Monaco)
16,814 203,450
Eagle Bulk Shipping, Inc.
6,599 342,356
Genco Shipping & Trading Ltd.
10,279 198,590
Matson, Inc.
7,490 545,871
Safe Bulkers, Inc. (Greece)
44,083 168,397
1,458,664
Media - 0.9%
Clear Channel Outdoor Holdings,
Inc. * 124,932 133,677
Entravision Communications Corp.,
Class A 58,342 266,040
Gannett Co., Inc. *
28,742 83,352
John Wiley & Sons, Inc., Class A
5,780 276,053
Scholastic Corp.
4,251 152,908
TechTarget, Inc. *
9,750 640,770
Thryv Holdings, Inc. *
2,936 65,737
WideOpenWest, Inc. *
8,859 161,322
1,779,859
Metals & Mining - 1.8%
Allegheny Technologies, Inc. *
12,440 282,512
Century Aluminum Co. *
11,019 81,210
Commercial Metals Co.
15,907 526,522
Constellium SE *
4,019 53,091
Haynes International, Inc.
6,334 207,565
Hecla Mining Co.
43,471 170,406
Materion Corp.
1,995 147,091
MP Materials Corp. *
22,212 712,561
Ryerson Holding Corp.
24,628 524,330
SunCoke Energy, Inc.
13,708 93,352
TimkenSteel Corp. *
15,007 280,781
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 1.8% (continued)
Warrior Met Coal, Inc.
9,518 291,346
Worthington Industries, Inc.
5,286 233,113
3,603,880
Multiline Retail - 0.8%
Dillard's, Inc., Class A
3,500 771,995
Franchise Group, Inc.
8,430 295,640
Macy's, Inc.
30,502 558,797
1,626,432
Multi-Utilities - 0.3%
Black Hills Corp. 8,297 603,773
Oil, Gas & Consumable Fuels - 11.8%
Antero Resources Corp. *
54,778 1,678,946
Arch Resources, Inc.
4,042 578,370
Berry Corp.
10,895 83,020
Brigham Minerals, Inc., Class A
11,406 280,930
California Resources Corp.
10,664 410,564
Callon Petroleum Co. *
9,334 365,893
Centennial Resource Development,
Inc., Class A * 65,052 389,011
Centrus Energy Corp., Class A *
3,117 77,146
Chesapeake Energy Corp.
20,116 1,631,408
Civitas Resources, Inc.
12,849 671,874
CNX Resources Corp. *
21,330 351,092
Comstock Resources, Inc. *
32,536 393,035
CONSOL Energy, Inc. *
14,055 694,036
CVR Energy, Inc.
13,039 436,806
Delek US Holdings, Inc. *
3,101 80,130
Denbury, Inc. *
6,068 364,019
Dorian LPG Ltd.
9,508 144,522
Earthstone Energy, Inc., Class A
*(c) 21,229 289,776
Energy Fuels, Inc. *(c)
35,725 175,410
Equitrans Midstream Corp.
8,242 52,419
Frontline Ltd. (Norway) *(c)
13,517 119,761
Golar LNG Ltd. (Cameroon) *
21,851 497,110
Green Plains, Inc. *
12,102 328,811
HighPeak Energy, Inc.
15,957 408,818
International Seaways, Inc.
4,155 88,086
Kinetik Holdings, Inc.
15,144 517,016
Kosmos Energy Ltd. (Ghana) *
70,539 436,636
Laredo Petroleum, Inc. *
2,550 175,797
Magnolia Oil & Gas Corp., Class A
44,819 940,751
Matador Resources Co.
27,597 1,285,744
Murphy Oil Corp.
19,330 583,573
Northern Oil and Gas, Inc.
9,505 240,096
Ovintiv, Inc.
44,336 1,959,208
PBF Energy, Inc., Class A *
19,050 552,831
PDC Energy, Inc.
19,497 1,201,210
Peabody Energy Corp. *
28,323 604,130
Range Resources Corp. *
47,814 1,183,396
Ranger Oil Corp. *
12,311 404,663
Scorpio Tankers, Inc. (Monaco)
8,479 292,610
SFL Corp. Ltd. (Norway)
24,235 229,990

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 11.8% (continued)
SM Energy Co.
26,299 899,163
Southwestern Energy Co. *
135,614 847,587
Talos Energy, Inc. *
3,634 56,218
Teekay Tankers Ltd., Class A *
3,034 53,489
Tellurian, Inc. *
68,768 204,929
Uranium Energy Corp. *(c)
60,116 185,157
W&T Offshore, Inc. *
7,735 33,415
Whiting Petroleum Corp.
6,236 424,235
23,902,837
Personal Products - 0.5%
Edgewell Personal Care Co.
6,548 226,037
elf Beauty, Inc. *
13,598 417,186
Inter Parfums, Inc.
3,336 243,728
Veru, Inc. *(c)
4,809 54,342
941,293
Pharmaceuticals - 2.0%
Aclaris Therapeutics, Inc. *
8,243 115,072
Amphastar Pharmaceuticals, Inc. *
17,410 605,694
Cassava Sciences, Inc. *(c)
5,148 144,762
Corcept Therapeutics, Inc. *
14,387 342,123
EyePoint Pharmaceuticals, Inc. *
10,186 80,164
Fulcrum Therapeutics, Inc. *
13,966 68,433
Harmony Biosciences Holdings,
Inc. * 6,978 340,317
Innoviva, Inc. *
18,677 275,673
Intra-Cellular Therapies, Inc. *
13,303 759,335
Pacira BioSciences, Inc. *
3,134 182,712
Prestige Consumer Healthcare,
Inc. * 15,102 887,998
SIGA Technologies, Inc.
12,097 140,083
Supernus Pharmaceuticals, Inc. *
2,372 68,598
4,010,964
Professional Services - 2.4%
ASGN, Inc. *
9,197 830,029
CBIZ, Inc. *
5,368 214,505
CRA International, Inc.
2,698 240,985
Exponent, Inc.
4,113 376,216
Forrester Research, Inc. *
4,378 209,444
Franklin Covey Co. *
6,416 296,291
Heidrick & Struggles International,
Inc. 6,621 214,256
ICF International, Inc.
1,476 140,220
Insperity, Inc.
912 91,045
KBR, Inc.
22,520 1,089,743
Kforce, Inc.
2,364 145,008
Korn Ferry
11,905 690,728
Mistras Group, Inc. *
283 1,681
Resources Connection, Inc.
8,097 164,936
TriNet Group, Inc. *
1,813 140,725
4,845,812
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - 1.1%
Anywhere Real Estate, Inc. *
6,006 59,039
Cushman & Wakefield plc *
7,117 108,463
DigitalBridge Group, Inc. *
86,152 420,422
eXp World Holdings, Inc.
4,779 56,249
Kennedy-Wilson Holdings, Inc.
28,011 530,528
Marcus & Millichap, Inc.
1,671 61,810
Newmark Group, Inc., Class A
38,361 370,951
St Joe Co. (The)
14,470 572,433
2,179,895
Road & Rail - 1.2%
ArcBest Corp.
2,349 165,299
Avis Budget Group, Inc. *
7,162 1,053,387
Covenant Logistics Group, Inc.
5,720 143,515
Daseke, Inc. *
17,477 111,678
Marten Transport Ltd.
11,175 187,963
Saia, Inc. *
3,902 733,576
2,395,418
Semiconductors & Semiconductor Equipment - 4.3%
Alpha & Omega Semiconductor
Ltd. * 11,409 380,376
Ambarella, Inc. *
1,806 118,221
Amkor Technology, Inc.
33,731 571,740
Atomera, Inc. *(c)
6,495 60,923
Axcelis Technologies, Inc. *
5,666 310,723
Cohu, Inc. *
3,569 99,040
Diodes, Inc. *
4,387 283,269
FormFactor, Inc. *
17,956 695,436
Impinj, Inc. *
1,551 90,997
Kulicke & Soffa Industries, Inc.
(Singapore) 2,659 113,832
Lattice Semiconductor Corp. *
29,734 1,442,099
MACOM Technology Solutions
Holdings, Inc. * 18,102 834,502
MaxLinear, Inc. *
11,619 394,814
Onto Innovation, Inc. *
1,813 126,439
PDF Solutions, Inc. *
6,355 136,696
Photronics, Inc. *
3,765 73,342
Power Integrations, Inc.
2,716 203,727
Rambus, Inc. *
20,555 441,727
Silicon Laboratories, Inc. *
3,203 449,125
SiTime Corp. *
3,307 539,140
Synaptics, Inc. *
7,810 921,970
Ultra Clean Holdings, Inc. *
8,360 248,877
Veeco Instruments, Inc. *
12,035 233,479
8,770,494
Software - 3.1%
A10 Networks, Inc.
26,202 376,785
Alarm.com Holdings, Inc. *
3,464 214,283
Altair Engineering, Inc., Class A *
5,223 274,208
Appfolio, Inc., Class A *
6,272 568,494
Asana, Inc., Class A *
3,288 57,803
Blackline, Inc. *
6,306 419,980

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 3.1% (continued)
Box, Inc., Class A *
19,251 483,970
ChannelAdvisor Corp. *
13,432 195,839
CommVault Systems, Inc. *
3,775 237,447
Envestnet, Inc. *
1,524 80,421
InterDigital, Inc.
1,095 66,576
Ping Identity Holding Corp. *
3,473 63,000
Q2 Holdings, Inc. *
5,566 214,681
Qualys, Inc. *
4,639 585,163
Rapid7, Inc. *
4,360 291,248
Sprout Social, Inc., Class A *
5,157 299,467
SPS Commerce, Inc. *
3,626 409,919
Tenable Holdings, Inc. *
10,888 494,424
Varonis Systems, Inc. *
9,453 277,162
Verint Systems, Inc. *
6,402 271,125
Workiva, Inc. *
3,850 254,061
Xperi Holding Corp.
4,602 66,407
6,202,463
Specialty Retail - 1.8%
Academy Sports & Outdoors, Inc.
3,940 140,028
America's Car-Mart, Inc. *
1,083 108,950
Asbury Automotive Group, Inc. *
1,031 174,590
Boot Barn Holdings, Inc. *
4,822 332,284
Buckle, Inc. (The)
5,074 140,499
Caleres, Inc.
7,502 196,852
Cato Corp. (The), Class A
11,696 135,791
Chico's FAS, Inc. *
19,484 96,835
Genesco, Inc. *
6,694 334,098
Group 1 Automotive, Inc.
549 93,220
Hibbett, Inc.
1,301 56,867
MarineMax, Inc. *
4,481 161,854
Murphy USA, Inc.
3,009 700,706
National Vision Holdings, Inc. *
2,367 65,092
ODP Corp. (The) *
8,747 264,509
Shoe Carnival, Inc.
8,018 173,269
Signet Jewelers Ltd.
6,780 362,459
Sonic Automotive, Inc., Class A
5,596 204,981
3,742,884
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. *
13,334 346,017
Super Micro Computer, Inc. *
5,129 206,955
552,972
Textiles, Apparel & Luxury Goods - 0.4%
Movado Group, Inc.
10,185 315,022
Oxford Industries, Inc.
3,027 268,616
Steven Madden Ltd.
6,804 219,157
Unifi, Inc. *
4,335 60,950
863,745
Thrifts & Mortgage Finance - 1.6%
Axos Financial, Inc. *
1,650 59,153
Columbia Financial, Inc. *
7,630 166,410
INVESTMENTS SHARES VALUE ($)
Thrifts & Mortgage Finance - 1.6% (continued)
Hingham Institution For Savings
The 515 146,142
Kearny Financial Corp.
10,574 117,477
Merchants Bancorp
7,818 177,234
Mr Cooper Group, Inc. *
25,396 933,049
Northfield Bancorp, Inc.
11,762 153,259
Ocwen Financial Corp. *
4,757 130,342
PennyMac Financial Services, Inc.
12,085 528,235
Provident Financial Services, Inc.
7,534 167,707
Southern Missouri Bancorp, Inc.
2,843 128,674
Walker & Dunlop, Inc.
5,226 503,473
Waterstone Financial, Inc.
7,804 133,058
3,344,213
Tobacco - 0.1%
Universal Corp.
1,049 63,464
Vector Group Ltd.
15,369 161,375
224,839
Trading Companies & Distributors - 2.6%
Beacon Roofing Supply, Inc. *
2,201 113,043
BlueLinx Holdings, Inc. *
3,628 242,387
Boise Cascade Co.
10,260 610,367
Custom Truck One Source, Inc. *
11,469 64,226
GATX Corp.
1,063 100,092
Global Industrial Co.
8,468 285,964
GMS, Inc. *
2,008 89,356
Herc Holdings, Inc.
5,252 473,468
Rush Enterprises, Inc., Class A
9,799 472,312
Textainer Group Holdings Ltd.
(China) 13,776 377,600
Titan Machinery, Inc. *
3,211 71,959
Transcat, Inc. *
1,913 108,678
Triton International Ltd.
10,499 552,772
Veritiv Corp. *
6,061 657,922
WESCO International, Inc. *
9,392 1,005,883
5,226,029
Water Utilities - 0.8%
American States Water Co.
9,406 766,683
Cadiz, Inc. *(c)
10,859 25,301
California Water Service Group
7,898 438,734
Middlesex Water Co.
4,279 375,183
1,605,901
Wireless Telecommunication Services - 0.1%
Gogo, Inc. * 17,162 277,853
TOTAL COMMON STOCKS
(Cost $166,222,989) 192,050,928
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4.6%
Limited Purpose Cash Investment
Fund, 1.15% (e)
(Cost $9,382,148) 9,387,551 9,380,041

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 1.0%
Investment Companies - 1.0%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.33% (e)(f) 917,485 917,485
Limited Purpose Cash Investment
Fund 1.15% (e)(f) 1,022,991 1,022,172
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,940,476) 1,939,657
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.6%
(Cost $177,545,613) 203,370,626
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.6)% (g) (1,171,152)
NET ASSETS - 100.0% 202,199,474
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,788,215 2.4%
Consumer Discretionary 16,194,085 8.0
Consumer Staples 7,826,399 3.9
Energy 28,129,590 13.9
Financials 24,642,761 12.2
Health Care 25,141,866 12.4
Industrials 29,533,985 14.6
Information Technology 22,584,007 11.2
Materials 7,467,482 3.7
Real Estate 16,171,259 8.0
Utilities 9,571,279 4.7
Investment Companies 9,380,041 4.6
Securities Lending Collateral 1,939,657 1.0
Total Investments In Securities
At Value 203,370,626 100.6
Liabilities in Excess of Other
Assets (g) (1,171,152) (0.6)
Net Assets
$ 202,199,474 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2022, the value of these securities amounted to $115,055 or 0.06% of net assets.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 was $1,890,311.
(d) Security fair valued using significant unobservable inputs (Level 3) as of June 30, 2022 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at June 30, 2022 amounted to $39,833, which represents approximately 0.02% of net assets of the fund.
(e) Represents 7-day effective yield as of June 30, 2022.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security.
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 96 9/2022 USD $ 8,198,400 $ (445,424)
$ (445,424)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.6%
Australia - 6.5%
Ampol Ltd. 23,736 560,228
Aurizon Holdings Ltd. 78,889 207,481
Coles Group Ltd. 163,251 2,009,024
Commonwealth Bank of Australia 25,165 1,572,222
Computershare Ltd. 30,711 523,720
CSL Ltd. 9,497 1,763,354
Dexus, REIT 116,345 715,459
Fortescue Metals Group Ltd. 202,577 2,435,939
Glencore plc * 503,427 2,726,780
Goodman Group, REIT 106,176 1,311,032
Macquarie Group Ltd. 14,096 1,604,914
National Australia Bank Ltd. 150,335 2,850,780
REA Group Ltd. 8,056 622,089
Rio Tinto plc 6,275 375,161
Scentre Group, REIT 146,505 263,057
Suncorp Group Ltd. 133,866 1,020,828
Wesfarmers Ltd. 53,450 1,545,987
WiseTech Global Ltd. 7,466 195,775
Woodside Energy Group Ltd. 23,273 511,506
Woolworths Group Ltd. 16,029 393,710
23,209,046
—
Belgium - 0.2%
Elia Group SA/NV 4,692 666,361
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 9,333 336,284
Yara International ASA 3,393 142,170
478,454
—
Canada - 19.1%
AltaGas Ltd. (1) 14,355 302,891
Bank of Montreal (1) 57,839 5,561,926
Bank of Nova Scotia (The) (1) 61,480 3,638,554
BCE, Inc. (1) 42,443 2,086,209
Cameco Corp. (1) 39,997 840,832
Canadian Imperial Bank of
Commerce (1) 48,980 2,378,605
Canadian National Railway Co. (1) 3,249 365,462
Canadian Natural Resources Ltd.
(1) 169,715 9,119,939
Canadian Pacific Railway Ltd. (1) 41,860 2,923,891
Canadian Tire Corp. Ltd., Class A
(1) 1,222 154,174
Canadian Utilities Ltd., Class A (1) 12,704 378,890
Cenovus Energy, Inc. (1) 268,556 5,109,491
Constellation Software, Inc. (1) 1,171 1,738,369
Dollarama, Inc. (1) 9,861 567,820
Emera, Inc. (1) 7,504 351,531
Empire Co. Ltd., Class A (1) 8,679 267,342
Enbridge, Inc. (1) 11,380 480,591
Franco-Nevada Corp. (1) 3,781 497,358
George Weston Ltd. (1) 2,853 333,286
Hydro One Ltd. (1)(a) 32,356 869,982
Imperial Oil Ltd. (1) 46,898 2,210,822
Intact Financial Corp. (1) 13,298 1,875,687
Keyera Corp. (1) 6,578 150,243
Loblaw Cos. Ltd. (1) 19,563 1,764,348
Manulife Financial Corp. (1) 13,396 232,286
INVESTMENTS SHARES VALUE ($)
Canada - 19.1% (continued)
National Bank of Canada (1) 36,765 2,412,632
Nutrien Ltd. (1) 25,261 2,011,735
Power Corp. of Canada (1) 6,162 158,550
Rogers Communications, Inc.,
Class B (1) 15,337 734,918
Royal Bank of Canada (1) 49,980 4,839,580
Shopify, Inc., Class A (1)* 32,750 1,023,310
Sun Life Financial, Inc. (1) 27,204 1,246,498
Suncor Energy, Inc. (1) 6,598 231,484
Teck Resources Ltd., Class B (1) 21,348 652,779
Thomson Reuters Corp. (1) 22,826 2,379,600
Toronto-Dominion Bank (The) (1) 85,054 5,577,539
Tourmaline Oil Corp. (1) 15,478 804,803
West Fraser Timber Co. Ltd. (1) 2,600 199,504
WSP Global, Inc. (1) 13,348 1,509,220
67,982,681
—
Chile - 0.2%
Antofagasta plc 42,625 601,906
China - 0.0% (b)
Wilmar International Ltd. 42,000 122,245
Denmark - 4.1%
AP Moller - Maersk A/S, Class B 1,087 2,551,840
Coloplast A/S, Class B 1,226 140,082
DSV A/S 16,893 2,375,448
Genmab A/S * 3,841 1,246,192
Novo Nordisk A/S, Class B 43,333 4,805,734
Orsted A/S (a) 20,453 2,154,190
Pandora A/S 3,919 248,984
Tryg A/S 9,825 221,356
Vestas Wind Systems A/S 36,858 783,675
14,527,501
—
Finland - 1.1%
Elisa OYJ 21,827 1,228,801
Neste OYJ 27,043 1,202,899
Nordea Bank Abp 57,157 504,898
Stora Enso OYJ, Class R 33,944 537,847
UPM-Kymmene OYJ 20,621 632,308
4,106,753
—
France - 6.7%
Air Liquide SA 6,233 838,980
Capgemini SE 1,863 321,293
Carrefour SA 40,889 725,833
Dassault Systemes SE 10,725 397,263
Euroapi SA (1)* 516 8,140
Hermes International 3,544 3,988,518
Legrand SA 2,988 221,855
L'Oreal SA 6,501 2,257,183
LVMH Moet Hennessy Louis
Vuitton SE 10,438 6,397,221
Orange SA 200,442 2,361,923
Safran SA 1,824 181,607
Sanofi 8,971 904,690
Sartorius Stedim Biotech 4,580 1,445,072
Teleperformance 1,125 347,382

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 6.7% (continued)
TotalEnergies SE 71,427 3,759,701
24,156,661
—
Germany - 2.2%
adidas AG 664 117,947
Brenntag SE 14,270 934,374
Deutsche Bank AG (Registered) 48,987 430,483
GEA Group AG 6,902 239,279
Hannover Rueck SE 3,192 465,568
Merck KGaA 12,662 2,147,746
Puma SE 14,000 928,851
RWE AG 38,843 1,436,649
SAP SE 1,980 180,478
Siemens Energy AG 23,876 351,893
Symrise AG 4,418 481,850
Volkswagen AG 514 94,003
7,809,121
—
Hong Kong - 0.9%
AIA Group Ltd. 104,400 1,140,734
Hong Kong Exchanges & Clearing
Ltd. 15,700 776,463
Techtronic Industries Co. Ltd. 121,000 1,263,501
3,180,698
—
Italy - 1.8%
Enel SpA 69,622 381,823
Eni SpA 184,197 2,184,700
Ferrari NV 10,210 1,879,025
Prysmian SpA 9,142 251,157
Snam SpA 228,724 1,199,970
Terna - Rete Elettrica Nazionale 60,221 473,472
6,370,147
—
Japan - 16.9%
Advantest Corp. 10,000 537,767
Bandai Namco Holdings, Inc. 10,400 734,167
Chugai Pharmaceutical Co. Ltd. 62,500 1,598,781
Concordia Financial Group Ltd. 108,800 377,771
Daifuku Co. Ltd. 2,300 131,630
Dai-ichi Life Holdings, Inc. 55,300 1,022,795
Daiichi Sankyo Co. Ltd. 103,100 2,622,090
Daikin Industries Ltd. 6,000 963,355
Denso Corp. 2,600 137,234
Fujitsu Ltd. 12,400 1,551,587
Hamamatsu Photonics KK 2,500 97,394
Hitachi Ltd. 2,400 114,168
Hoya Corp. 26,500 2,267,948
Idemitsu Kosan Co. Ltd. 57,600 1,375,988
Inpex Corp. 156,900 1,682,013
ITOCHU Corp. 90,300 2,436,111
Japan Tobacco, Inc. 66,500 1,152,364
JSR Corp. 13,700 356,011
Kansai Electric Power Co., Inc.
(The) 68,800 681,022
Keyence Corp. 7,960 2,729,788
Kikkoman Corp. 7,600 404,448
Konami Group Corp. 2,600 144,044
Kyowa Kirin Co. Ltd. 5,800 130,946
Marubeni Corp. 122,700 1,100,813
INVESTMENTS SHARES VALUE ($)
Japan - 16.9% (continued)
Mitsubishi Corp. 34,600 1,030,429
Mitsubishi UFJ Financial Group,
Inc. 416,700 2,229,367
Mitsui & Co. Ltd. 38,100 837,230
Mitsui Fudosan Co. Ltd. 20,900 449,033
MonotaRO Co. Ltd. 15,800 235,636
MS&AD Insurance Group Holdings,
Inc. 24,100 738,988
Murata Manufacturing Co. Ltd. 15,100 821,853
Nintendo Co. Ltd. 400 172,023
Nippon Building Fund, Inc., REIT 24 119,777
Nippon Prologis REIT, Inc., REIT 85 209,352
Nippon Telegraph & Telephone
Corp. 124,000 3,562,912
Nippon Yusen KK 63,500 4,353,873
Nissan Chemical Corp. 6,200 286,176
Nissin Foods Holdings Co. Ltd. 12,700 877,204
Nitori Holdings Co. Ltd. 2,600 247,423
Nitto Denko Corp. 4,000 258,714
Nomura Holdings, Inc. 44,500 161,673
Nomura Real Estate Holdings, Inc. 7,200 176,151
Nomura Research Institute Ltd. 43,250 1,160,681
NTT Data Corp. 12,500 173,411
Obic Co. Ltd. 9,100 1,294,077
Olympus Corp. 67,800 1,373,980
Oriental Land Co. Ltd. 2,600 363,095
Panasonic Holdings Corp. 23,000 185,706
Recruit Holdings Co. Ltd. 18,900 556,613
Renesas Electronics Corp. * 73,100 661,508
SG Holdings Co. Ltd. 33,600 568,173
Shimadzu Corp. 12,500 396,194
Shimano, Inc. 1,100 185,303
Shin-Etsu Chemical Co. Ltd. 11,000 1,236,521
Shionogi & Co. Ltd. 3,900 199,050
Shiseido Co. Ltd. 3,600 145,106
SMC Corp. 500 222,570
Sony Group Corp. 35,800 2,919,732
Suntory Beverage & Food Ltd. 37,800 1,427,441
Terumo Corp. 10,200 308,561
Tokio Marine Holdings, Inc. 25,900 1,510,280
Tokyo Electron Ltd. 9,900 3,231,293
Tokyo Gas Co. Ltd. 5,800 120,200
Toyota Motor Corp. 34,500 532,311
Unicharm Corp. 4,000 134,229
Yakult Honsha Co. Ltd. 4,800 276,861
Yamaha Corp. 5,000 206,125
Yaskawa Electric Corp. 3,300 106,584
60,613,654
—
Luxembourg - 0.8%
ArcelorMittal SA 77,523 1,738,484
Eurofins Scientific SE 13,280 1,048,830
2,787,314
—
Netherlands - 6.4%
Adyen NV *(a) 1,015 1,464,779
Aegon NV 290,400 1,250,646
ASML Holding NV 20,903 9,875,371
Koninklijke DSM NV 15,147 2,169,816
NN Group NV 28,834 1,305,975

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Netherlands - 6.4% (continued)
Shell plc 165,571 4,311,929
Wolters Kluwer NV 26,369 2,555,630
22,934,146
—
Norway - 1.2%
Equinor ASA 94,562 3,295,051
Norsk Hydro ASA 168,948 954,769
4,249,820
—
Singapore - 0.5%
DBS Group Holdings Ltd. 38,900 832,359
STMicroelectronics NV 26,400 834,902
United Overseas Bank Ltd. 15,500 292,828
1,960,089
—
South Africa - 0.6%
Anglo American plc 56,407 2,016,470
Spain - 1.4%
Enagas SA 71,525 1,581,885
Ferrovial SA 6,756 171,898
Iberdrola SA 157,714 1,642,025
Naturgy Energy Group SA 7,049 203,686
Red Electrica Corp. SA 44,295 838,486
Repsol SA 42,429 625,489
5,063,469
—
Sweden - 3.6%
Assa Abloy AB, Class B 10,741 229,213
Atlas Copco AB, Class A 110,604 1,035,258
Epiroc AB, Class A 80,025 1,240,793
EQT AB 13,575 279,008
Evolution AB (a) 3,671 335,827
Hexagon AB, Class B 113,687 1,187,922
Industrivarden AB, Class C 9,805 219,184
Investment AB Latour, Class B 25,376 504,041
Investor AB, Class B 154,276 2,544,284
L E Lundbergforetagen AB, Class B 4,698 191,569
Nibe Industrier AB, Class B 210,480 1,586,650
Sandvik AB 35,481 578,238
Skandinaviska Enskilda Banken
AB, Class A 67,502 665,019
Svenska Cellulosa AB SCA, Class
B 66,697 1,002,126
Tele2 AB, Class B 86,785 989,598
Telia Co. AB 123,529 474,117
13,062,847
—
Switzerland - 6.2%
ABB Ltd. (Registered) 74,085 1,986,825
Barry Callebaut AG (Registered) 453 1,013,551
Chocoladefabriken Lindt &
Spruengli AG 18 183,277
Cie Financiere Richemont SA
(Registered) 5,701 613,218
EMS-Chemie Holding AG
(Registered) 1,114 831,380
Geberit AG (Registered) 936 450,313
Givaudan SA (Registered) 461 1,624,893
Kuehne + Nagel International AG
(Registered) 3,552 843,964
INVESTMENTS SHARES VALUE ($)
Switzerland - 6.2% (continued)
Lonza Group AG (Registered) 4,266 2,278,630
Partners Group Holding AG 2,044 1,845,930
Sika AG (Registered) 11,474 2,648,627
Sonova Holding AG (Registered) 903 288,582
Straumann Holding AG
(Registered) 8,690 1,046,851
Swisscom AG (Registered) 9,150 5,061,053
UBS Group AG (Registered) 95,625 1,545,944
22,263,038
—
United Kingdom - 9.3%
Admiral Group plc 14,798 405,172
Ashtead Group plc 36,527 1,536,638
AstraZeneca plc 28,367 3,742,226
Auto Trader Group plc (a) 29,518 199,912
Aviva plc 86,174 422,103
BP plc 428,863 2,013,724
British American Tobacco plc 95,476 4,092,508
BT Group plc 319,422 725,969
Bunzl plc 17,175 570,395
Compass Group plc 19,750 405,495
Croda International plc 4,518 357,112
Diageo plc 84,101 3,632,551
Experian plc 5,258 154,379
HSBC Holdings plc 613,521 4,007,840
Imperial Brands plc 44,099 987,277
Intertek Group plc 3,758 193,160
JD Sports Fashion plc * 202,530 285,368
National Grid plc 258,041 3,316,068
NatWest Group plc 611,995 1,628,985
Rentokil Initial plc 42,521 246,493
Severn Trent plc 55,811 1,852,935
Spirax-Sarco Engineering plc 1,913 230,724
SSE plc 23,902 471,714
Tesco plc 179,938 560,796
United Utilities Group plc 107,382 1,336,721
33,376,265
—
United States - 5.3%
Ferguson plc 7,344 822,693
GSK plc 90,884 1,958,696
Jackson Financial, Inc., Class A (1) 223 5,965
Nestle SA (Registered) 53,223 6,220,319
Roche Holding AG 17,623 5,891,366
Schneider Electric SE 19,529 2,326,989
Tenaris SA 137,343 1,764,052
18,990,080
—
Zambia - 0.5%
First Quantum Minerals Ltd. (1) 93,183 1,767,813
TOTAL COMMON STOCKS
(Cost $267,711,234) 342,296,579

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.3%
INVESTMENT COMPANIES - 3.3%
Limited Purpose Cash Investment
Fund, 1.15% (1)(c)
(Cost $11,971,603) 11,979,258 11,969,674
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.9%
(Cost $279,682,837) 354,266,253
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.1% (d) 4,010,458
NET ASSETS - 100.0% 358,276,711
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 18,363,570 5.1%
Consumer Discretionary 23,073,534 6.4
Consumer Staples 28,980,903 8.1
Energy 42,235,484 11.8
Financials 61,993,786 17.3
Health Care 37,217,547 10.4
Industrials 46,809,144 13.1
Information Technology 30,398,735 8.5
Materials 29,719,512 8.3
Real Estate 3,243,862 0.9
Utilities 20,260,502 5.7
Investment Companies 11,969,674 3.3
Total Investments In Securities
At Value 354,266,253 98.9
Other Assets in Excess of
Liabilities (d) 4,010,458 1.1
Net Assets
$ 358,276,711 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2022 amounted to $5,024,690, which represents approximately 1.40% of net assets of the fund.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of June 30, 2022.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 148 9/2022 USD $ 13,738,840 $ (57,343)
$ (57,343)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.1%
Aerospace & Defense - 0.1%
Lockheed Martin Corp. 7,003 3,011,010
Air Freight & Logistics - 1.8%
CH Robinson Worldwide, Inc.
328,540 33,304,100
Expeditors International of
Washington, Inc. 407,544 39,719,238
United Parcel Service, Inc., Class
B 11,795 2,153,059
75,176,397
Banks - 2.6%
Bank of America Corp.
486,464 15,143,624
Bank of Hawaii Corp.
24,291 1,807,250
Citigroup, Inc.
242,864 11,169,315
Commerce Bancshares, Inc.
38,774 2,545,513
Cullen/Frost Bankers, Inc.
14,776 1,720,665
East West Bancorp, Inc.
333,477 21,609,310
First Citizens BancShares, Inc.,
Class A 3,251 2,125,439
First Hawaiian, Inc.
59,619 1,353,948
JPMorgan Chase & Co.
251,958 28,372,990
Popular, Inc.
23,392 1,799,547
Prosperity Bancshares, Inc.
22,972 1,568,299
SVB Financial Group *
36,081 14,251,634
Wells Fargo & Co.
30,308 1,187,164
Western Alliance Bancorp
58,080 4,100,448
108,755,146
Beverages - 4.3%
Brown-Forman Corp., Class B
28,757 2,017,591
Coca-Cola Co. (The)
1,007,728 63,396,169
Molson Coors Beverage Co., Class
B 82,711 4,508,577
Monster Beverage Corp. *
526,090 48,768,543
PepsiCo, Inc.
379,849 63,305,634
181,996,514
Biotechnology - 5.1%
AbbVie, Inc.
134,955 20,669,708
Amgen, Inc.
41,330 10,055,589
Gilead Sciences, Inc.
1,050,313 64,919,846
Horizon Therapeutics plc *
31,970 2,549,927
Incyte Corp. *
142,508 10,826,333
Regeneron Pharmaceuticals, Inc. *
99,337 58,721,081
United Therapeutics Corp. *
17,860 4,208,530
Vertex Pharmaceuticals, Inc. *
161,826 45,600,949
217,551,963
Capital Markets - 3.2%
BlackRock, Inc.
88,731 54,040,728
CME Group, Inc.
143,628 29,400,652
Intercontinental Exchange, Inc.
287,999 27,083,426
Northern Trust Corp.
19,462 1,877,694
S&P Global, Inc.
5,457 1,839,336
SEI Investments Co.
28,634 1,546,809
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.2% (continued)
T. Rowe Price Group, Inc.
190,058 21,592,489
137,381,134
Chemicals - 3.2%
Air Products and Chemicals, Inc.
114,815 27,610,711
CF Industries Holdings, Inc.
58,194 4,988,972
Corteva, Inc.
233,910 12,663,887
Ecolab, Inc.
99,609 15,315,880
LyondellBasell Industries NV, Class
A 206,787 18,085,591
Mosaic Co. (The)
56,487 2,667,881
NewMarket Corp.
4,257 1,281,187
Olin Corp.
29,890 1,383,309
PPG Industries, Inc.
121,179 13,855,607
Sherwin-Williams Co. (The)
168,630 37,757,943
135,610,968
Commercial Services & Supplies - 1.6%
Cintas Corp.
43,038 16,075,984
Copart, Inc. *
38,099 4,139,837
Republic Services, Inc.
142,026 18,586,943
Rollins, Inc.
100,865 3,522,206
Waste Management, Inc.
169,149 25,876,414
68,201,384
Communications Equipment - 0.3%
Cisco Systems, Inc.
197,652 8,427,882
Ubiquiti, Inc. (a)
10,244 2,542,663
10,970,545
Construction & Engineering - 0.1%
MasTec, Inc. *
25,215 1,806,907
MDU Resources Group, Inc.
74,560 2,012,374
3,819,281
Consumer Finance - 0.1%
Credit Acceptance Corp. *(a) 5,645 2,672,400
Containers & Packaging - 0.2%
AptarGroup, Inc.
13,817 1,426,053
International Paper Co.
143,047 5,983,656
Packaging Corp. of America
19,973 2,746,287
10,155,996
Distributors - 0.1%
Pool Corp. 7,011 2,462,474
Diversified Telecommunication Services - 0.9%
AT&T, Inc.
1,364,920 28,608,723
Verizon Communications, Inc.
165,040 8,375,780
36,984,503
Electric Utilities - 4.2%
Alliant Energy Corp.
64,297 3,768,447
American Electric Power Co., Inc.
58,682 5,629,951
Avangrid, Inc.
161,229 7,435,882

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 4.2% (continued)
Duke Energy Corp.
353,786 37,929,397
Evergy, Inc.
75,756 4,943,079
Eversource Energy
20,643 1,743,714
Exelon Corp.
40,444 1,832,922
IDACORP, Inc.
51,492 5,454,033
NextEra Energy, Inc.
810,792 62,803,948
Pinnacle West Capital Corp.
136,743 9,998,648
PPL Corp.
546,505 14,826,681
Xcel Energy, Inc.
318,018 22,502,954
178,869,656
Electrical Equipment - 0.2%
Eaton Corp. plc
30,731 3,871,799
Emerson Electric Co.
18,193 1,447,071
Hubbell, Inc.
10,449 1,865,982
Rockwell Automation, Inc.
10,199 2,032,763
9,217,615
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A
145,780 9,385,316
Littelfuse, Inc.
9,392 2,385,944
National Instruments Corp.
39,276 1,226,590
12,997,850
Energy Equipment & Services - 0.7%
Halliburton Co.
558,770 17,523,027
Schlumberger NV
386,548 13,822,957
31,345,984
Entertainment - 0.1%
Electronic Arts, Inc. 33,731 4,103,376
Equity Real Estate Investment Trusts (REITs) - 0.9%
Public Storage 115,175 36,011,767
Food & Staples Retailing - 3.8%
Casey's General Stores, Inc.
55,660 10,295,987
Costco Wholesale Corp.
126,590 60,672,055
Kroger Co. (The)
660,102 31,242,628
Walmart, Inc.
470,932 57,255,912
159,466,582
Food Products - 5.9%
Archer-Daniels-Midland Co.
49,290 3,824,904
Flowers Foods, Inc.
450,270 11,851,106
General Mills, Inc.
256,146 19,326,216
Hershey Co. (The)
294,221 63,304,590
Hormel Foods Corp.
708,568 33,557,781
Ingredion, Inc.
31,009 2,733,753
J M Smucker Co. (The)
108,493 13,888,189
Kraft Heinz Co. (The)
661,314 25,222,516
McCormick & Co., Inc.
(Non-Voting) 170,469 14,191,544
Mondelez International, Inc., Class
A 432,067 26,827,040
INVESTMENTS SHARES VALUE ($)
Food Products - 5.9% (continued)
Tyson Foods, Inc., Class A
410,659 35,341,314
250,068,953
Gas Utilities - 0.1%
Atmos Energy Corp. 38,449 4,310,133
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories
463,274 50,334,720
ABIOMED, Inc. *
10,483 2,594,647
Align Technology, Inc. *
22,381 5,296,911
Becton Dickinson and Co.
56,065 13,821,705
Cooper Cos., Inc. (The)
13,293 4,162,304
Edwards Lifesciences Corp. *
322,016 30,620,501
Intuitive Surgical, Inc. *
49,329 9,900,824
Medtronic plc
41,707 3,743,203
ResMed, Inc.
60,036 12,585,347
Stryker Corp.
70,579 14,040,281
147,100,443
Health Care Providers & Services - 2.6%
Chemed Corp.
13,128 6,162,152
CVS Health Corp.
271,110 25,121,053
Elevance Health, Inc.
10,042 4,846,068
Henry Schein, Inc. *
45,500 3,491,670
Premier, Inc., Class A
38,461 1,372,288
UnitedHealth Group, Inc.
134,641 69,155,657
110,148,888
Hotels, Restaurants & Leisure - 0.0% (b)
Booking Holdings, Inc. * 781 1,365,961
Household Durables - 0.2%
Garmin Ltd. 75,680 7,435,560
Household Products - 3.8%
Church & Dwight Co., Inc.
317,078 29,380,447
Clorox Co. (The)
127,863 18,026,126
Colgate-Palmolive Co.
622,361 49,876,011
Kimberly-Clark Corp.
18,581 2,511,222
Procter & Gamble Co. (The)
428,669 61,638,315
161,432,121
Industrial Conglomerates - 0.6%
3M Co.
16,559 2,142,900
Honeywell International, Inc.
127,725 22,199,882
24,342,782
Insurance - 6.3%
Allstate Corp. (The)
217,397 27,550,722
American International Group, Inc.
500,026 25,566,329
Aon plc, Class A
118,512 31,960,316
Arthur J Gallagher & Co.
96,160 15,677,926
Assurant, Inc.
58,831 10,168,938
Brighthouse Financial, Inc. *
42,825 1,756,682
Brown & Brown, Inc.
75,396 4,398,603
Chubb Ltd.
69,000 13,564,020
CNA Financial Corp.
37,354 1,677,195

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 6.3% (continued)
Erie Indemnity Co., Class A
20,859 4,008,891
Everest Re Group Ltd.
43,322 12,142,290
Hanover Insurance Group, Inc.
(The) 13,755 2,011,669
Markel Corp. *
2,530 3,271,923
Marsh & McLennan Cos., Inc.
189,064 29,352,186
Mercury General Corp.
31,332 1,388,008
Progressive Corp. (The)
403,005 46,857,391
Reinsurance Group of America,
Inc. 70,101 8,222,146
RenaissanceRe Holdings Ltd.
11,737 1,835,315
Travelers Cos., Inc. (The)
107,380 18,161,179
W R Berkley Corp.
59,131 4,036,282
White Mountains Insurance Group
Ltd. 2,292 2,856,130
266,464,141
Interactive Media & Services - 2.0%
Alphabet, Inc., Class A *
26,569 57,900,759
Meta Platforms, Inc., Class A *
172,281 27,780,311
85,681,070
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc. * 146,340 15,542,771
IT Services - 4.2%
Accenture plc, Class A
87,310 24,241,622
Akamai Technologies, Inc. *
60,052 5,484,549
Amdocs Ltd.
50,280 4,188,827
Automatic Data Processing, Inc.
99,408 20,879,656
EPAM Systems, Inc. *
31,704 9,345,705
Euronet Worldwide, Inc. *
36,929 3,714,688
Jack Henry & Associates, Inc.
28,136 5,065,043
Mastercard, Inc., Class A
125,596 39,623,026
Paychex, Inc.
143,944 16,390,903
VeriSign, Inc. *
16,204 2,711,416
Visa, Inc., Class A
233,470 45,967,908
177,613,343
Life Sciences Tools & Services - 4.3%
Agilent Technologies, Inc.
138,944 16,502,379
Bio-Rad Laboratories, Inc., Class
A * 2,807 1,389,465
Bio-Techne Corp.
24,584 8,521,798
Charles River Laboratories
International, Inc. * 15,818 3,384,577
Danaher Corp.
181,447 46,000,443
Illumina, Inc. *
5,423 999,784
Mettler-Toledo International, Inc. *
26,122 30,008,170
PerkinElmer, Inc.
36,498 5,190,746
Thermo Fisher Scientific, Inc.
97,578 53,012,176
Waters Corp. *
18,651 6,173,108
West Pharmaceutical Services, Inc.
40,400 12,215,748
183,398,394
INVESTMENTS SHARES VALUE ($)
Machinery - 2.3%
Caterpillar, Inc.
92,711 16,573,018
Cummins, Inc.
80,173 15,515,881
Donaldson Co., Inc.
26,492 1,275,325
Dover Corp.
16,880 2,047,882
Fortive Corp.
24,093 1,310,177
IDEX Corp.
29,273 5,316,855
Illinois Tool Works, Inc.
267,122 48,682,984
Lincoln Electric Holdings, Inc.
19,883 2,452,767
Toro Co. (The)
31,020 2,351,006
95,525,895
Media - 0.0% (b)
Cable One, Inc. 1,139 1,468,536
Metals & Mining - 1.4%
Alcoa Corp.
44,122 2,011,081
Cleveland-Cliffs, Inc. *
731,816 11,248,012
Newmont Corp.
570,909 34,066,140
Royal Gold, Inc.
95,547 10,202,508
57,527,741
Multiline Retail - 1.2%
Dollar General Corp.
36,221 8,890,082
Target Corp.
307,940 43,490,366
52,380,448
Multi-Utilities - 2.2%
Ameren Corp.
191,005 17,259,212
CMS Energy Corp.
44,983 3,036,352
Consolidated Edison, Inc.
244,269 23,229,982
DTE Energy Co.
85,702 10,862,728
Public Service Enterprise Group,
Inc. 178,302 11,282,951
Sempra Energy
34,698 5,214,068
WEC Energy Group, Inc.
218,954 22,035,531
92,920,824
Oil, Gas & Consumable Fuels - 4.8%
ConocoPhillips
417,921 37,533,485
Coterra Energy, Inc.
146,142 3,769,002
Devon Energy Corp.
241,164 13,290,548
EOG Resources, Inc.
351,496 38,819,218
Exxon Mobil Corp.
719,118 61,585,266
Hess Corp.
34,958 3,703,451
Marathon Oil Corp.
586,480 13,184,070
Marathon Petroleum Corp.
207,004 17,017,799
Phillips 66
122,426 10,037,708
Valero Energy Corp.
52,473 5,576,830
204,517,377
Personal Products - 0.4%
Estee Lauder Cos., Inc. (The),
Class A 68,244 17,379,700

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.
69,426 5,345,802
Eli Lilly & Co.
219,950 71,314,388
Johnson & Johnson
371,268 65,903,783
Merck & Co., Inc.
159,893 14,577,445
Pfizer, Inc.
312,131 16,365,028
Zoetis, Inc.
218,092 37,487,834
210,994,280
Professional Services - 0.5%
CoStar Group, Inc. *
132,914 8,029,335
FTI Consulting, Inc. *
33,337 6,028,996
Robert Half International, Inc.
47,014 3,520,878
Verisk Analytics, Inc.
32,852 5,686,353
23,265,562
Road & Rail - 1.8%
AMERCO
2,486 1,188,880
JB Hunt Transport Services, Inc.
91,560 14,417,953
Landstar System, Inc.
113,538 16,510,696
Old Dominion Freight Line, Inc.
146,142 37,453,272
Union Pacific Corp.
36,731 7,833,987
77,404,788
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.
25,044 3,658,678
Broadcom, Inc.
32,808 15,938,455
Intel Corp.
122,296 4,575,093
Lam Research Corp.
17,956 7,651,949
Monolithic Power Systems, Inc.
8,237 3,163,338
Texas Instruments, Inc.
328,537 50,479,710
85,467,223
Software - 3.1%
Adobe, Inc. *
88,961 32,565,064
ANSYS, Inc. *
11,289 2,701,345
Cadence Design Systems, Inc. *
142,727 21,413,332
Dolby Laboratories, Inc., Class A
44,313 3,171,038
Intuit, Inc.
57,480 22,155,091
Manhattan Associates, Inc. *
33,515 3,840,819
Microsoft Corp.
124,646 32,012,832
Oracle Corp.
61,492 4,296,446
Roper Technologies, Inc.
4,828 1,905,370
Synopsys, Inc. *
16,359 4,968,229
129,029,566
Specialty Retail - 1.8%
AutoZone, Inc. *
3,226 6,933,061
Home Depot, Inc. (The)
101,613 27,869,397
Lowe's Cos., Inc.
187,349 32,724,250
Williams-Sonoma, Inc.
69,146 7,671,749
75,198,457
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc. 357,680 48,902,010
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. *
27,866 7,596,551
NIKE, Inc., Class B
66,986 6,845,969
14,442,520
Tobacco - 0.9%
Altria Group, Inc.
253,168 10,574,827
Philip Morris International, Inc.
274,627 27,116,670
37,691,497
Trading Companies & Distributors - 0.3%
Fastenal Co.
80,827 4,034,884
WW Grainger, Inc.
17,520 7,961,614
11,996,498
Water Utilities - 0.3%
American Water Works Co., Inc.
58,709 8,734,138
Essential Utilities, Inc.
59,677 2,736,190
11,470,328
Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc. * 287,252 38,646,884
TOTAL COMMON STOCKS
(Cost $2,812,341,248) 4,147,897,239
SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1.9%
Limited Purpose Cash Investment
Fund, 1.15% (c)
(Cost $81,388,705) 81,444,196 81,379,041
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.33% (c)(d) 1,954,592 1,954,592
Limited Purpose Cash Investment
Fund 1.15% (c)(d) 2,179,361 2,177,618
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,133,954) 4,132,210
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.1%
(Cost $2,897,863,907) 4,233,408,490
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.1)% (e) (3,088,736)
NET ASSETS - 100.0% 4,230,319,754

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 166,884,369 3.9%
Consumer Discretionary 168,828,191 4.0
Consumer Staples 808,035,367 19.1
Energy 235,863,361 5.6
Financials 515,272,821 12.2
Health Care 869,193,968 20.5
Industrials 391,961,213 9.3
Information Technology 464,980,535 11.0
Materials 203,294,706 4.8
Real Estate 36,011,767 0.9
Utilities 287,570,941 6.8
Investment Companies 81,379,041 1.9
Securities Lending Collateral 4,132,210 0.1
Total Investments In Securities
At Value 4,233,408,490 100.1
Liabilities in Excess of Other
Assets (e) (3,088,736) (0.1)
Net Assets
$ 4,230,319,754 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 was $4,060,434.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of June 30, 2022.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 237 9/2022 USD $ 44,905,575 $ (2,702,604)
$ (2,702,604)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.7%
Australia - 9.6%
Aristocrat Leisure Ltd. 6,750 160,556
Aurizon Holdings Ltd. 73,024 192,055
BHP Group Ltd. 9,437 270,215
Cochlear Ltd. 6,115 839,545
Coles Group Ltd. 95,642 1,177,004
Computershare Ltd. 44,637 761,202
CSL Ltd. 11,635 2,160,327
Evolution Mining Ltd. 105,958 173,130
Fortescue Metals Group Ltd. 54,510 655,470
Glencore plc * 335,518 1,817,312
Medibank Pvt Ltd. 49,499 111,332
Newcrest Mining Ltd. 103,998 1,481,578
QBE Insurance Group Ltd. 31,119 261,489
REA Group Ltd. 14,708 1,135,761
Rio Tinto plc 7,399 442,361
Sonic Healthcare Ltd. 62,675 1,428,569
South32 Ltd. 186,621 505,685
Telstra Corp. Ltd. 1,335,844 3,553,046
Treasury Wine Estates Ltd. 180,326 1,414,153
Washington H Soul Pattinson &
Co. Ltd. 26,419 430,254
Wesfarmers Ltd. 54,824 1,585,728
WiseTech Global Ltd. 17,122 448,977
Woolworths Group Ltd. 112,069 2,752,677
23,758,426
—
Austria - 0.2%
Mondi plc 24,674 437,967
Belgium - 1.7%
Ageas SA/NV 4,538 200,092
Etablissements Franz Colruyt NV 30,460 828,338
Groupe Bruxelles Lambert SA 6,816 571,381
KBC Group NV 39,422 2,217,922
Proximus SADP 15,972 235,744
UCB SA 1,727 146,345
4,199,822
—
Brazil - 0.5%
Wheaton Precious Metals Corp. (1) 15,134 545,304
Yara International ASA 15,382 644,521
1,189,825
—
Canada - 12.7%
Agnico Eagle Mines Ltd. (1) 24,222 1,108,732
Algonquin Power & Utilities Corp.
(1) 27,779 373,350
Alimentation Couche-Tard, Inc. (1) 6,061 236,422
Bank of Montreal (1) 1,972 189,632
Bank of Nova Scotia (The) (1) 13,052 772,453
BCE, Inc. (1) 42,753 2,101,447
Canadian Imperial Bank of
Commerce (1) 38,230 1,856,555
Canadian National Railway Co. (1) 8,138 915,399
Canadian Pacific Railway Ltd. (1) 12,615 881,149
Canadian Utilities Ltd., Class A (1)
(a) 28,556 851,666
CGI, Inc. (1)* 9,789 779,804
Constellation Software, Inc. (1) 965 1,432,559
INVESTMENTS SHARES VALUE ($)
Canada - 12.7% (continued)
Emera, Inc. (1) 14,915 698,706
Fortis, Inc. (1) 36,712 1,735,492
Franco-Nevada Corp. (1) 11,897 1,564,947
George Weston Ltd. (1) 1,315 153,618
Hydro One Ltd. (1)(a)(b) 106,210 2,855,755
Imperial Oil Ltd. (1) 18,089 852,735
Intact Financial Corp. (1) 11,764 1,659,316
Kinross Gold Corp. (1) 62,270 221,564
Loblaw Cos. Ltd. (1) 37,753 3,404,869
Magna International, Inc. (1) 2,361 129,642
Manulife Financial Corp. (1) 6,431 111,513
Metro, Inc. (1) 43,531 2,336,511
Pan American Silver Corp. (1) 9,337 183,447
Rogers Communications, Inc.,
Class B (1) 9,625 461,210
Royal Bank of Canada (1) 12,411 1,201,761
Sun Life Financial, Inc. (1) 4,802 220,029
Teck Resources Ltd., Class B (1) 15,101 461,758
Thomson Reuters Corp. (1) 1,104 115,091
Toromont Industries Ltd. (1) 3,550 287,045
Toronto-Dominion Bank (The) (1) 14,183 930,071
West Fraser Timber Co. Ltd. (1) 8,044 617,236
31,701,484
—
Chile - 0.4%
Antofagasta plc 67,222 949,239
China - 1.0%
BOC Hong Kong Holdings Ltd. 345,500 1,371,972
Budweiser Brewing Co. APAC Ltd.
(b) 117,900 353,782
Chow Tai Fook Jewellery Group
Ltd. * 127,200 240,267
Wilmar International Ltd. 155,300 452,014
2,418,035
—
Denmark - 2.6%
AP Moller - Maersk A/S, Class B 48 112,685
Carlsberg A/S, Class B 1,027 131,253
Coloplast A/S, Class B 16,045 1,833,297
DSV A/S 1,792 251,986
Genmab A/S * 1,171 379,925
Novo Nordisk A/S, Class B 30,756 3,410,914
Pandora A/S 3,271 207,815
ROCKWOOL A/S, Class B 758 172,092
6,499,967
—
Finland - 1.4%
Elisa OYJ 11,296 635,934
Kone OYJ, Class B 4,637 221,626
Neste OYJ 11,679 519,493
Nokia OYJ 79,412 368,079
Orion OYJ, Class B 31,477 1,408,741
UPM-Kymmene OYJ 10,003 306,725
3,460,598
—
France - 7.5%
Air Liquide SA 8,312 1,118,819
Arkema SA 2,272 203,236
AXA SA 8,126 185,610
Bouygues SA 16,746 516,841

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 7.5% (continued)
Capgemini SE 2,765 476,852
Carrefour SA 36,003 639,100
Cie Generale des Etablissements
Michelin SCA 2,716 74,177
Danone SA 8,787 492,091
Dassault Aviation SA 1,847 288,433
Dassault Systemes SE 20,125 745,448
Electricite de France SA 76,052 624,680
Engie SA 76,996 891,534
Hermes International 1,584 1,782,679
Ipsen SA 8,896 842,301
La Francaise des Jeux SAEM (b) 2,132 74,032
L'Oreal SA 9,056 3,144,292
Orange SA 69,762 822,046
Pernod Ricard SA 3,684 681,079
Remy Cointreau SA 3,386 594,113
Sanofi 7,899 796,583
Societe Generale SA 28,921 639,435
Thales SA 629 77,227
TotalEnergies SE 42,453 2,234,597
Ubisoft Entertainment SA * 5,051 222,766
Vivendi SE 28,438 290,207
Worldline SA *(b) 7,255 270,607
18,728,785
—
Germany - 4.7%
Allianz SE (Registered) 1,648 315,939
Bayer AG (Registered) 1,835 109,580
Bechtle AG 2,099 86,216
Beiersdorf AG 22,221 2,280,257
Covestro AG (b) 5,128 178,191
Deutsche Bank AG (Registered) 160,079 1,406,726
Evonik Industries AG 12,632 270,908
Fresenius Medical Care AG & Co.
KGaA 20,296 1,016,852
FUCHS PETROLUB SE
(Preference) 14,315 400,487
Hannover Rueck SE 1,051 153,293
Henkel AG & Co. KGaA
(Preference) 12,457 770,847
Infineon Technologies AG 6,057 147,340
MTU Aero Engines AG 383 70,162
Rational AG 234 136,420
RWE AG 22,192 820,795
SAP SE 13,317 1,213,851
Scout24 SE (b) 1,606 82,734
Siemens Healthineers AG (b) 18,124 924,077
Telefonica Deutschland Holding AG 343,791 991,394
Uniper SE 14,198 212,178
11,588,247
—
Hong Kong - 3.7%
AIA Group Ltd. 58,400 638,112
CLP Holdings Ltd. 318,500 2,646,825
Hang Seng Bank Ltd. 15,900 281,762
HK Electric Investments & HK
Electric Investments Ltd. (c) 608,000 557,883
HKT Trust & HKT Ltd. 74,000 99,385
Hong Kong & China Gas Co. Ltd. 681,487 735,472
MTR Corp. Ltd. 190,500 998,741
INVESTMENTS SHARES VALUE ($)
Hong Kong - 3.7% (continued)
Power Assets Holdings Ltd. 501,500 3,159,407
9,117,587
—
Italy - 0.8%
Assicurazioni Generali SpA 13,836 220,999
Coca-Cola HBC AG * 28,120 626,562
Davide Campari-Milano NV 54,836 578,503
DiaSorin SpA 592 77,854
Enel SpA 84,730 464,678
FinecoBank Banca Fineco SpA 11,373 136,437
2,105,033
—
Japan - 21.2%
Astellas Pharma, Inc. 103,800 1,619,457
Bandai Namco Holdings, Inc. 5,800 409,439
Brother Industries Ltd. 4,500 79,175
Canon, Inc. 59,500 1,348,352
Capcom Co. Ltd. 53,100 1,291,708
Chugai Pharmaceutical Co. Ltd. 23,400 598,584
Concordia Financial Group Ltd. 31,400 109,026
CyberAgent, Inc. 50,000 500,927
Dentsu Group, Inc. 24,700 744,651
Disco Corp. 3,300 785,274
FUJIFILM Holdings Corp. 20,000 1,074,629
Fujitsu Ltd. 9,200 1,151,177
Hakuhodo DY Holdings, Inc. 16,400 150,649
Hamamatsu Photonics KK 10,300 401,264
Hoshizaki Corp. 2,800 83,457
Hoya Corp. 26,200 2,242,272
Iida Group Holdings Co. Ltd. 4,900 75,227
Ito En Ltd. 2,300 103,437
Japan Post Bank Co. Ltd. (a) 120,000 934,255
Japan Tobacco, Inc. 109,500 1,897,501
Kakaku.com, Inc. 27,900 463,393
Kao Corp. 4,100 166,253
KDDI Corp. 105,700 3,333,182
Keyence Corp. 2,500 857,346
Kikkoman Corp. 12,500 665,211
Kirin Holdings Co. Ltd. 5,000 78,985
Kobayashi Pharmaceutical Co. Ltd. 23,100 1,430,613
Koei Tecmo Holdings Co. Ltd. 15,700 509,082
Koito Manufacturing Co. Ltd. 28,800 914,742
Komatsu Ltd. 14,300 318,421
Konami Group Corp. 1,700 94,183
Kyocera Corp. 11,800 630,786
Kyowa Kirin Co. Ltd. 40,600 916,624
Lion Corp. 88,800 983,110
McDonald's Holdings Co. Japan
Ltd. 2,300 83,779
Medipal Holdings Corp. 96,300 1,358,461
MEIJI Holdings Co. Ltd. 6,800 334,137
Mitsubishi Electric Corp. 10,200 109,641
Mitsui & Co. Ltd. 7,900 173,599
Murata Manufacturing Co. Ltd. 1,500 81,641
Nexon Co. Ltd. 57,100 1,172,536
Nintendo Co. Ltd. 2,300 989,130
Nippon Telegraph & Telephone
Corp. 71,400 2,051,547
Nissan Chemical Corp. 2,400 110,778
Nisshin Seifun Group, Inc. 41,800 489,188

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 21.2% (continued)
Nissin Foods Holdings Co. Ltd. 7,100 490,405
Nitto Denko Corp. 7,000 452,750
Nomura Research Institute Ltd. 7,461 200,227
Obic Co. Ltd. 1,400 199,089
Omron Corp. 4,600 234,125
Ono Pharmaceutical Co. Ltd. 5,900 151,567
Oracle Corp. Japan 6,900 401,823
Osaka Gas Co. Ltd. 49,500 948,679
Otsuka Corp. 24,700 735,094
Otsuka Holdings Co. Ltd. 19,600 699,655
Pola Orbis Holdings, Inc. 32,900 407,232
Recruit Holdings Co. Ltd. 2,500 73,626
Renesas Electronics Corp. * 57,300 518,528
Rinnai Corp. 7,600 523,512
Rohm Co. Ltd. 1,200 84,120
SCSK Corp. 21,600 366,823
Secom Co. Ltd. 7,800 481,609
Seven & i Holdings Co. Ltd. 17,300 671,247
Shin-Etsu Chemical Co. Ltd. 600 67,447
Shizuoka Bank Ltd. (The) 98,100 590,647
SMC Corp. 500 222,570
SoftBank Corp. 55,700 618,412
Square Enix Holdings Co. Ltd. 5,000 221,934
Suntory Beverage & Food Ltd. 43,800 1,654,019
Sysmex Corp. 10,700 645,645
T&D Holdings, Inc. 155,100 1,856,633
Taisho Pharmaceutical Holdings
Co. Ltd. 2,200 86,961
TIS, Inc. 28,600 752,487
Tokyo Electron Ltd. 500 163,197
Toyo Suisan Kaisha Ltd. 27,200 1,061,976
Trend Micro, Inc. 14,900 728,930
Unicharm Corp. 14,500 486,580
USS Co. Ltd. 24,000 415,970
Yakult Honsha Co. Ltd. 29,100 1,678,472
52,808,820
—
Luxembourg - 0.1%
ArcelorMittal SA 3,238 72,613
Eurofins Scientific SE 3,566 281,637
354,250
—
Netherlands - 2.6%
Adyen NV *(b) 312 450,257
Akzo Nobel NV 3,253 212,739
Argenx SE * 2,612 984,602
ASML Holding NV 2,274 1,074,324
Koninklijke Ahold Delhaize NV 41,543 1,081,324
Koninklijke KPN NV 77,116 274,389
NN Group NV 5,295 239,826
Randstad NV 9,566 462,329
Shell plc 64,890 1,689,916
6,469,706
—
Norway - 2.3%
Equinor ASA 22,146 771,686
Gjensidige Forsikring ASA 57,466 1,169,808
Mowi ASA 55,387 1,266,573
Norsk Hydro ASA 118,225 668,120
Orkla ASA 138,354 1,108,312
INVESTMENTS SHARES VALUE ($)
Norway - 2.3% (continued)
Telenor ASA 57,880 773,464
5,757,963
—
Portugal - 0.2%
Jeronimo Martins SGPS SA 23,147 501,789
Singapore - 3.1%
DBS Group Holdings Ltd. 65,800 1,407,950
Oversea-Chinese Banking Corp.
Ltd. 313,200 2,569,194
Singapore Telecommunications Ltd. 825,900 1,503,192
STMicroelectronics NV 2,442 77,228
United Overseas Bank Ltd. 78,500 1,483,033
Venture Corp. Ltd. 47,200 565,385
7,605,982
—
South Africa - 0.4%
Anglo American plc 30,199 1,079,571
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria
SA 280,559 1,274,463
CaixaBank SA 116,017 406,298
Endesa SA 8,628 163,219
Iberdrola SA 72,838 758,346
Red Electrica Corp. SA 14,244 269,633
2,871,959
—
Sweden - 2.2%
Atlas Copco AB, Class A 29,039 271,806
Boliden AB 13,553 433,432
Essity AB, Class B 23,625 617,571
Evolution AB (b) 3,148 287,982
Industrivarden AB, Class A 30,809 696,497
Investor AB, Class B 82,857 1,366,459
L E Lundbergforetagen AB, Class B 10,068 410,540
Sandvik AB 10,329 168,333
Securitas AB, Class B 28,881 249,700
SKF AB, Class B 14,446 214,325
Svenska Cellulosa AB SCA, Class
B 9,174 137,840
Tele2 AB, Class B 22,824 260,259
Volvo AB, Class B 23,056 358,737
5,473,481
—
Switzerland - 4.7%
Alcon, Inc. 3,640 255,242
Barry Callebaut AG (Registered) 199 445,247
Chocoladefabriken Lindt &
Spruengli AG 93 946,930
EMS-Chemie Holding AG
(Registered) 677 505,246
Geberit AG (Registered) 569 273,748
Kuehne + Nagel International AG
(Registered) 4,123 979,635
Lonza Group AG (Registered) 644 343,985
Novartis AG (Registered) 23,862 2,023,035
Partners Group Holding AG 671 605,978
Schindler Holding AG 2,206 403,387
SGS SA (Registered) 50 114,684
Sika AG (Registered) 1,671 385,729

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 4.7% (continued)
Sonova Holding AG (Registered) 3,148 1,006,043
Straumann Holding AG
(Registered) 2,510 302,370
Swisscom AG (Registered) 4,769 2,637,833
Temenos AG (Registered) 2,910 249,038
Zurich Insurance Group AG 603 262,952
11,741,082
—
United Kingdom - 8.2%
Admiral Group plc 43,723 1,197,143
Ashtead Group plc 2,439 102,605
Associated British Foods plc 19,733 380,760
AstraZeneca plc 12,857 1,696,119
Auto Trader Group plc (b) 254,637 1,724,543
Aviva plc 79,813 390,945
BAE Systems plc 7,878 79,757
BP plc 488,010 2,291,449
British American Tobacco plc 59,136 2,534,821
CK Hutchison Holdings Ltd. 47,000 318,848
CNH Industrial NV 7,265 84,022
Diageo plc 61,975 2,676,868
Hargreaves Lansdown plc 7,623 73,550
Imperial Brands plc 30,325 678,908
Intertek Group plc 1,716 88,202
J Sainsbury plc 230,061 572,544
Johnson Matthey plc 5,364 126,487
Kingfisher plc 52,924 158,163
National Grid plc 71,175 914,665
Next plc 5,272 376,633
Persimmon plc 19,831 451,193
Reckitt Benckiser Group plc 5,870 441,496
Sage Group plc (The) 125,322 970,467
Schroders plc 3,413 111,493
Smith & Nephew plc 27,031 378,023
Tesco plc 327,980 1,022,184
Unilever plc 11,413 520,202
Vodafone Group plc 49,204 76,507
20,438,597
—
United States - 2.7%
Ferguson plc 3,146 352,423
GSK plc 17,766 382,886
Nestle SA (Registered) 29,022 3,391,880
QIAGEN NV * 11,497 540,568
Roche Holding AG 6,493 2,170,609
6,838,366
—
TOTAL COMMON STOCKS
(Cost $229,350,588) 238,096,581
SHORT-TERM INVESTMENTS - 3.2%
INVESTMENT COMPANIES - 3.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 1.11% (1)(d) 80,000 80,000
Limited Purpose Cash Investment
Fund, 1.15% (1)(d) 7,942,932 7,936,577
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,017,365) 8,016,577
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.4%
Investment Companies - 0.4%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 1.33%
(1)(d)(e) 443,291 443,291
Limited Purpose Cash Investment
Fund 1.15% (1)(d)(e) 494,267 493,871
TOTAL SECURITIES LENDING COLLATERAL
(Cost $937,558) 937,162
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.3%
(Cost $238,305,511) 247,050,320
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.7% (f) 1,684,568
NET ASSETS - 100.0% 248,734,888
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 30,023,193 12.1%
Consumer Discretionary 7,951,535 3.2
Consumer Staples 53,833,263 21.6
Energy 8,790,131 3.5
Financials 32,810,521 13.2
Health Care 34,059,254 13.7
Industrials 11,222,415 4.5
Information Technology 20,911,719 8.4
Materials 18,811,586 7.6
Utilities 19,682,964 7.9
Investment Companies 8,016,577 3.2
Securities Lending Collateral 937,162 0.4
Total Investments In Securities
At Value 247,050,320 99.3
Other Assets in Excess of
Liabilities (f) 1,684,568 0.7
Net Assets
$ 248,734,888 100.0%

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2022 (Unaudited)
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 was $3,322,529.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2022 amounted to $7,201,960, which represents approximately 2.90% of net assets of the fund.
(c) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2022, the value of these securities amounted to $557,883 or 0.22% of net assets.
(d) Represents 7-day effective yield as of June 30, 2022.
(e) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $2,489,984 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 81 9/2022 USD $ 7,519,230 $ (27,250)
$ (27,250)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 86.6%
Australia - 2.5%
ASX Ltd. (2) 891 50,363
Aurizon Holdings Ltd. (2) 252,362 663,720
BHP Group Ltd. (2) 25,052 717,329
BlueScope Steel Ltd. (2) 147,856 1,629,174
Dexus, REIT (2) 14,068 86,511
Glencore plc (2)* 19,842 107,473
Goodman Group, REIT (2) 25,367 313,225
GPT Group (The), REIT (2) 42,925 125,456
Lendlease Corp. Ltd. (2) 2,927 18,437
Mirvac Group, REIT (2) 95,677 130,780
Rio Tinto plc (2) 31,723 1,896,612
Scentre Group, REIT (2) 90,560 162,605
Sonic Healthcare Ltd. (2) 4,943 112,667
South32 Ltd. (2) 345,410 935,954
Stockland, REIT (2) 49,658 123,985
Suncorp Group Ltd. (2)(a) 22,330 170,283
Vicinity Centres, REIT (2) 97,628 124,023
7,368,597
—
Belgium - 0.2%
Ageas SA/NV (2) 8,340 367,732
Proximus SADP (2) 16,114 237,840
605,572
—
Canada - 3.9%
Barrick Gold Corp. 20,528 362,972
Canadian Natural Resources Ltd. 9,606 516,196
Fairfax Financial Holdings Ltd. 2,918 1,546,277
Great-West Lifeco, Inc. 1,345 32,841
iA Financial Corp., Inc. 2,450 121,853
Imperial Oil Ltd. 15,279 720,269
Kinross Gold Corp. 140,753 500,815
Manulife Financial Corp. 96,512 1,673,514
Onex Corp. 18,206 906,623
Power Corp. of Canada 7,139 183,688
RioCan, REIT 11,451 178,099
Suncor Energy, Inc. 86,458 3,033,283
Teck Resources Ltd., Class B 13,580 415,249
TFI International, Inc. 1,061 85,172
West Fraser Timber Co. Ltd. 13,029 999,747
11,276,598
—
Chile - 0.0% (b)
Lundin Mining Corp. 18,536 117,506
China - 0.1%
SITC International Holdings Co.
Ltd. (2) 114,000 324,236
Denmark - 0.8%
AP Moller - Maersk A/S, Class B (2) 975 2,288,908
Danske Bank A/S (2) 5,712 81,297
2,370,205
—
Finland - 0.1%
Nokia OYJ (2) 74,243 344,120
INVESTMENTS SHARES VALUE ($)
France - 1.8%
BNP Paribas SA (2) 9,012 431,062
Carrefour SA (2) 86,087 1,528,157
Cie de Saint-Gobain (2) 10,265 443,543
Electricite de France SA (2) 31,976 262,646
Ipsen SA (2) 2,986 282,724
Orange SA (2) 41,705 491,434
Societe Generale SA (2) 5,908 130,624
TotalEnergies SE (2) 32,831 1,728,124
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 176,567
5,474,881
—
Germany - 1.2%
BASF SE (2) 11,838 517,939
Bayerische Motoren Werke AG (2) 11,761 911,720
Commerzbank AG (2)* 19,998 141,889
Covestro AG (2)(c) 8,443 293,383
Deutsche Bank AG (Registered) (2) 51,427 451,925
Deutsche Post AG (Registered) (2) 31,376 1,184,637
Fresenius SE & Co. KGaA (2) 1,365 41,512
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 475 112,360
Porsche Automobil Holding SE
(Preference) (2) 865 57,532
3,712,897
—
Hong Kong - 0.2%
CK Infrastructure Holdings Ltd. (2) 2,749 16,887
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 260,585
Link, REIT (2) 18,329 149,773
WH Group Ltd. (2)(c) 371,000 287,149
714,394
—
Italy - 0.7%
Eni SpA (2) 165,253 1,960,011
UniCredit SpA (2) 17,995 171,966
2,131,977
—
Japan - 6.4%
Aisin Corp. (2) 12,600 389,982
Chubu Electric Power Co., Inc. (2) 8,700 87,604
Dai-ichi Life Holdings, Inc. (2) 67,300 1,244,740
Daito Trust Construction Co. Ltd.
(2) 486 42,042
Daiwa House Industry Co. Ltd. (2) 2,451 57,322
ENEOS Holdings, Inc. (2) 343,600 1,292,896
Hulic Co. Ltd. (2) 1,500 11,634
Idemitsu Kosan Co. Ltd. (2) 17,600 420,441
Iida Group Holdings Co. Ltd. (2) 5,700 87,508
Inpex Corp. (2) 20,000 214,406
Japan Metropolitan Fund
Investment Corp., REIT (2) 214 166,744
Japan Post Holdings Co. Ltd. (2) 189,300 1,354,427
Japan Post Insurance Co. Ltd. (2) 82,900 1,326,791
Japan Real Estate Investment
Corp., REIT (2) 30 138,139
JFE Holdings, Inc. (2) 44,100 463,941
Kajima Corp. (2) 47,900 549,251

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 6.4% (continued)
Kansai Electric Power Co., Inc.
(The) (2) 12,500 123,732
Marubeni Corp. (2) 21,900 196,478
Mazda Motor Corp. (2) 98,300 802,372
Mitsubishi Estate Co. Ltd. (2) 5,764 83,540
Mitsui Chemicals, Inc. (2) 4,900 104,514
Mitsui Fudosan Co. Ltd. (2) 4,598 98,787
Mitsui OSK Lines Ltd. (2) 37,200 855,769
Mizuho Financial Group, Inc. (2) 184,900 2,105,072
Nippon Building Fund, Inc., REIT
(2) 21 104,805
NIPPON EXPRESS HOLDINGS,
Inc. (2) 2,100 114,394
Nippon Steel Corp. (2) 72,500 1,014,645
Nippon Yusen KK (2) 12,400 850,205
Nitto Denko Corp. (2) 5,000 323,393
Nomura Real Estate Holdings, Inc.
(2) 1,000 24,465
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 146,145
Obayashi Corp. (2) 115,400 839,334
Osaka Gas Co. Ltd. (2) 7,300 139,906
Resona Holdings, Inc. (2) 252,900 945,976
Sumitomo Mitsui Financial Group,
Inc. (2) 4,500 133,763
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 69,270
Taisei Corp. (2) 21,000 654,780
Tokyo Electric Power Co. Holdings,
Inc. (2)* 264,800 1,107,714
Tosoh Corp. (2) 12,300 152,996
18,839,923
—
Luxembourg - 0.4%
ArcelorMittal SA (2) 57,115 1,280,826
Netherlands - 1.2%
Aegon NV (2) 128,856 554,935
ING Groep NV (2) 19,668 193,761
Koninklijke Ahold Delhaize NV (2) 49,342 1,284,324
NN Group NV (2) 11,061 500,985
Shell plc (2) 38,971 1,014,913
3,548,918
—
Russia - 0.0%
Evraz plc (3)(d) 77,212 –
Singapore - 0.0% (b)
Singapore Exchange Ltd. (2) 4,067 27,708
South Africa - 0.0% (b)
Anglo American plc (2) 3,143 112,358
Spain - 1.4%
Banco Santander SA (2) 97,211 275,050
Enagas SA (2) 35,638 788,189
Endesa SA (2) 26,962 510,051
Repsol SA (2) 152,649 2,250,354
Telefonica SA (2) 91,973 469,571
4,293,215
—
INVESTMENTS SHARES VALUE ($)
Sweden - 0.8%
Investor AB, Class B (2) 8,816 145,391
Securitas AB, Class B (2) 9,152 79,127
Skanska AB, Class B (2) 7,341 112,945
Svenska Handelsbanken AB, Class
A (2) 115,465 991,141
Swedbank AB, Class A (2) 12,071 153,092
Telefonaktiebolaget LM Ericsson,
Class B (2) 110,290 823,758
2,305,454
—
Switzerland - 1.4%
Adecco Group AG (Registered) (2) 8,964 305,536
Holcim AG (2)* 10,283 441,033
Novartis AG (Registered) (2) 28,906 2,450,670
Swiss Life Holding AG (Registered)
(2) 461 225,045
Temenos AG (Registered) (2) 3,971 339,838
UBS Group AG (Registered) (2) 21,890 353,890
4,116,012
—
United Kingdom - 2.5%
3i Group plc (2) 9,545 129,371
Aviva plc (2) 208,567 1,021,617
Barclays plc (2) 683,887 1,278,840
BP plc (2) 589,009 2,765,689
CK Hutchison Holdings Ltd. (2) 248,500 1,685,824
Imperial Brands plc (2) 7,109 159,154
Liberty Global plc, Class C * 10,877 240,273
Tesco plc (2) 26,389 82,244
Vodafone Group plc (2) 146,896 228,408
7,591,420
—
United States - 61.0%
3M Co. 2,783 360,148
Abbott Laboratories 1,037 112,670
AbbVie, Inc. 3,362 514,924
Accenture plc, Class A 1,210 335,957
Activision Blizzard, Inc. 3,912 304,588
Adobe, Inc. * 2,981 1,091,225
Advanced Micro Devices, Inc. * 7,318 559,607
Align Technology, Inc. * 1,856 439,260
Alleghany Corp. * 70 58,317
Allstate Corp. (The) 11,275 1,428,881
Ally Financial, Inc. 19,169 642,353
Alphabet, Inc., Class A * 1,259 2,743,688
Alphabet, Inc., Class C * 1,466 3,206,802
Altria Group, Inc. 19,623 819,653
Amazon.com, Inc. * 30,840 3,275,516
AMERCO 667 318,979
American International Group, Inc. 21,803 1,114,787
American Tower Corp., REIT 4,396 1,123,574
AmerisourceBergen Corp. 798 112,901
Apple, Inc. 76,049 10,397,419
Applied Materials, Inc. 1,406 127,918
Arch Capital Group Ltd. * 16,903 768,917
Arrow Electronics, Inc. * 17,401 1,950,478
AT&T, Inc. 35,504 744,164
Autodesk, Inc. * 1,358 233,522
AvalonBay Communities, Inc., REIT 811 157,537
Bank of America Corp. 37,567 1,169,461

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 61.0% (continued)
Berkshire Hathaway, Inc., Class B * 6,896 1,882,746
Biogen, Inc. * 8,299 1,692,498
Booking Holdings, Inc. * 422 738,074
Bristol-Myers Squibb Co. 22,040 1,697,080
Capital One Financial Corp. 15,753 1,641,305
Cardinal Health, Inc. 16,208 847,192
CF Industries Holdings, Inc. 14,457 1,239,399
Chevron Corp. 3,657 529,460
Chubb Ltd. 9,196 1,807,750
Cigna Corp. 5,111 1,346,851
Cisco Systems, Inc. 16,835 717,844
Citigroup, Inc. 62,697 2,883,435
Citizens Financial Group, Inc. 4,391 156,715
Coca-Cola Co. (The) 21,962 1,381,629
Comcast Corp., Class A 36,119 1,417,310
ConocoPhillips 20,328 1,825,658
Coterra Energy, Inc. 2,513 64,810
Crown Castle International Corp.,
REIT 1,970 331,709
CVS Health Corp. 31,231 2,893,864
Dell Technologies, Inc., Class C 30,608 1,414,396
Devon Energy Corp. 6,910 380,810
Digital Realty Trust, Inc., REIT 849 110,226
DocuSign, Inc. * 8,605 493,755
Dow, Inc. 5,564 287,158
DR Horton, Inc. 7,722 511,119
Elevance Health, Inc. 376 181,450
Entergy Corp. 2,718 306,156
EOG Resources, Inc. 18,227 2,012,990
Equinix, Inc., REIT 222 145,858
Equitable Holdings, Inc. 19,253 501,926
Equity Residential, REIT 2,048 147,907
Everest Re Group Ltd. 6,459 1,810,329
Expedia Group, Inc. * 10,038 951,904
Exxon Mobil Corp. 41,095 3,519,375
FedEx Corp. 395 89,550
Fidelity National Financial, Inc. 8,635 319,150
Fidelity National Information
Services, Inc. 879 80,578
FirstEnergy Corp. 11,378 436,801
Ford Motor Co. 38,602 429,640
Franklin Resources, Inc. 6,440 150,116
Freeport-McMoRan, Inc. 7,806 228,404
Gartner, Inc. * 4,642 1,122,575
General Dynamics Corp. 3,608 798,270
General Electric Co. 4,433 282,249
General Motors Co. * 75,488 2,397,499
Genuine Parts Co. 6,756 898,548
Gilead Sciences, Inc. 56,774 3,509,200
Global Payments, Inc. 17,118 1,893,936
GoDaddy, Inc., Class A * 10,097 702,347
Goldman Sachs Group, Inc. (The) 9,029 2,681,794
Halliburton Co. 4,891 153,382
Hartford Financial Services Group,
Inc. (The) 12,065 789,413
HCA Healthcare, Inc. 2,117 355,783
Humana, Inc. 803 375,860
Huntington Ingalls Industries, Inc. 3,544 771,954
Incyte Corp. * 7,037 534,601
Intel Corp. 40,972 1,532,763
INVESTMENTS SHARES VALUE ($)
United States - 61.0% (continued)
International Paper Co. 25,590 1,070,430
Invesco Ltd. 46,210 745,367
JPMorgan Chase & Co. 19,654 2,213,237
Keurig Dr Pepper, Inc. 6,512 230,460
KLA Corp. 2,870 915,760
Kraft Heinz Co. (The) 27,928 1,065,174
Laboratory Corp. of America
Holdings 3,633 851,430
Lam Research Corp. 2,388 1,017,646
Lennar Corp., Class A 29,896 2,109,761
Lennox International, Inc. 6,856 1,416,381
Lincoln National Corp. 18,881 883,064
Lockheed Martin Corp. 3,052 1,312,238
LyondellBasell Industries NV, Class
A 19,914 1,741,678
Marathon Petroleum Corp. 3,426 281,651
Markel Corp. * 653 844,492
Masimo Corp. * 5,064 661,713
Mastercard, Inc., Class A 1,390 438,517
Medtronic plc 5,956 534,551
Merck & Co., Inc. 21,532 1,963,072
Meta Platforms, Inc., Class A * 25,697 4,143,640
MetLife, Inc. 5,363 336,743
Microchip Technology, Inc. 7,312 424,681
Micron Technology, Inc. 17,922 990,728
Microsoft Corp. 31,229 8,020,543
Moderna, Inc. * 6,649 949,810
Mohawk Industries, Inc. * 3,131 388,526
Molina Healthcare, Inc. * 3,169 886,084
Mosaic Co. (The) 15,504 732,254
Netflix, Inc. * 6,077 1,062,685
Nordson Corp. 3,820 773,321
NRG Energy, Inc. 31,558 1,204,569
Nucor Corp. 9,922 1,035,956
NVIDIA Corp. 3,024 458,408
Occidental Petroleum Corp. 14,626 861,179
ON Semiconductor Corp. * 10,178 512,055
Oracle Corp. 1,205 84,193
O'Reilly Automotive, Inc. * 1,364 861,721
Owens Corning 19,609 1,457,145
PACCAR, Inc. 6,235 513,390
PayPal Holdings, Inc. * 5,932 414,291
Pentair plc 4,836 221,344
Pfizer, Inc. 96,464 5,057,607
Philip Morris International, Inc. 14,212 1,403,293
Phillips 66 8,265 677,647
Pioneer Natural Resources Co. 1,196 266,804
Prologis, Inc., REIT 2,980 350,597
Prudential Financial, Inc. 835 79,893
Public Storage, REIT 2,484 776,672
PulteGroup, Inc. 35,763 1,417,288
QIAGEN NV (2)* 1,913 89,946
Qorvo, Inc. * 7,882 743,430
QUALCOMM, Inc. 11,648 1,487,916
Quest Diagnostics, Inc. 2,756 366,493
Regeneron Pharmaceuticals, Inc. * 1,254 741,277
Roche Holding AG (2) 1,258 420,549
Salesforce, Inc. * 5,067 836,258
Schlumberger NV 8,975 320,946
Seagate Technology Holdings plc 8,696 621,242

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 61.0% (continued)
Sealed Air Corp. 1,842 106,320
ServiceNow, Inc. * 196 93,202
Simon Property Group, Inc., REIT 1,723 163,547
Skyworks Solutions, Inc. 3,844 356,108
Snap-on, Inc. 459 90,437
Starbucks Corp. 6,929 529,306
State Street Corp. 1,941 119,663
Steel Dynamics, Inc. 27,591 1,825,145
Stellantis NV (2) 51,395 638,056
Stellantis NV (2) 10,244 127,335
Swiss Re AG (2) 5,375 417,197
Synchrony Financial 35,801 988,824
Tesla, Inc. * 3,686 2,482,226
Textron, Inc. 21,590 1,318,501
Travelers Cos., Inc. (The) 11,998 2,029,222
Tyson Foods, Inc., Class A 34,055 2,930,773
Ulta Beauty, Inc. * 3,573 1,377,320
Universal Health Services, Inc.,
Class B 3,329 335,264
Verizon Communications, Inc. 12,440 631,330
Viatris, Inc. 164,916 1,726,671
VMware, Inc., Class A 1,113 126,860
Walgreens Boots Alliance, Inc. 18,993 719,835
WEC Energy Group, Inc. 1,381 138,984
Wells Fargo & Co. 65,022 2,546,912
Welltower, Inc., REIT 3,001 247,132
Western Digital Corp. * 52,474 2,352,409
Western Union Co. (The) 76,137 1,253,976
Westrock Co. 7,777 309,836
Whirlpool Corp. 3,062 474,212
Zoom Video Communications, Inc.,
Class A * 950 102,572
181,365,268
—
TOTAL COMMON STOCKS
(Cost $250,868,520) 257,922,085
SHORT-TERM INVESTMENTS - 10.6%
INVESTMENT COMPANIES - 10.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 1.11% (e)(f) 8,781,336 8,781,336
Limited Purpose Cash Investment
Fund, 1.15% (e) 22,662,878 22,644,748
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,429,762) 31,426,084
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.2%
(Cost $282,298,282) 289,348,169
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.8% (g) 8,359,504
NET ASSETS - 100.0% 297,707,673
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 15,921,734 5.4%
Consumer Discretionary 21,857,165 7.3
Consumer Staples 11,891,845 4.0
Energy 26,811,294 9.0
Financials 50,808,485 17.1
Health Care 32,086,173 10.8
Industrials 20,957,766 7.0
Information Technology 45,412,832 15.3
Materials 20,964,439 7.0
Real Estate 6,087,113 2.0
Utilities 5,123,239 1.7
Investment Companies 31,426,084 10.6
Total Investments In Securities
At Value 289,348,169 97.2
Other Assets in Excess of
Liabilities (g) 8,359,504 2.8
Net Assets
$ 297,707,673 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30,
2022. The total value of securities on loan at June 30, 2022 was
$151,750; non-cash collateral of $154,786 was received.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2022 amounted to $580,532, which represents approximately 0.20% of net assets of the fund.
(d) Security fair valued using significant unobservable inputs (Level
3) as of June 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June
30, 2022 amounted to $0, which represents approximately 0.00%
of net assets of the fund.
(e) Represents 7-day effective yield as of June 30, 2022.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
Total return swap contracts outstanding as of June 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 09/16/2022 CHF (6,091,590) $ 44,244
Tel Aviv Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/27/2022 ILS 2,194,476 3,249
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.70%) Monthly JPMC 09/21/2022 EUR (3,242,108) 210,124
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.35%) Monthly JPMC 09/21/2022 SEK (2,018,751) 19,580
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.30%) Monthly JPMC 09/21/2022 CHF (389,513) 20,260
297,457
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 EUR 327,986 (22,796)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 EUR 2,832,002 (212,619)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 JPY 523,836,579 $ (209,989)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 EUR 1,203,340 (83,045)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 SGD 143,870 (5,479)
(533,928)
$ (236,471)
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 12 7/2022 EUR $ 1,657,362 $ (3,900)
Amsterdam Exchange Index 38 7/2022 EUR 5,248,314 33,905
CAC 40 10 Euro Index 229 7/2022 EUR 14,192,450 (236,131)
MSCI Singapore Index 53 7/2022 SGD 1,070,262 (33,945)
FTSE 100 Index 151 9/2022 GBP 13,089,274 (172,254)
FTSE/MIB Index 61 9/2022 EUR 6,778,602 (237,014)
FTSE/MIB Index 91 9/2022 EUR 10,112,340 (357,470)
S&P 500 E-Mini Index 4 9/2022 USD 757,900 (16,331)
TOPIX Index 191 9/2022 JPY 26,331,477 (245,170)
(1,268,310)
Short Contracts
Hang Seng Index (96) 7/2022 HKD (13,301,116) 96,551
IBEX 35 Index (56) 7/2022 EUR (4,718,055) 35,030
OMXS30 Index (50) 7/2022 SEK (914,245) 38,831
DAX Index (20) 9/2022 EUR (6,691,685) 293,691
S&P/TSX 60 Index (26) 9/2022 CAD (4,615,444) 299,059
SPI 200 Index (99) 9/2022 AUD (11,037,770) 212,458
975,620
$ (292,690)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
Forward foreign currency contracts outstanding as of June 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 138,500 USD 95,203 CITG 9/21/2022 $ 461
AUD 138,500 USD 95,203 JPMC 9/21/2022 461
CAD 629,200 USD 487,980 CITG 9/21/2022 904
CAD 629,198 USD 487,979 JPMC 9/21/2022 903
CHF 79,000 USD 83,016 CITG 9/21/2022 215
CHF 79,000 USD 83,016 JPMC 9/21/2022 215
DKK 252,500 USD 35,720 CITG 9/21/2022 66
DKK 252,500 USD 35,720 JPMC 9/21/2022 66
EUR 3,996,004 USD 4,197,020 CITG 9/21/2022 14,658
EUR 3,995,996 USD 4,197,017 JPMC 9/21/2022 14,653
GBP 2,216,000 USD 2,699,783 CITG 9/21/2022 1,925
GBP 2,216,000 USD 2,699,786 JPMC 9/21/2022 1,922
HKD 1,460,500 USD 186,505 CITG 9/21/2022 48
HKD 1,460,500 USD 186,506 JPMC 9/21/2022 48
JPY 112,076,500 USD 824,760 CITG 9/21/2022 5,961
JPY 112,076,500 USD 824,761 JPMC 9/21/2022 5,960
NOK 54,361,500 USD 5,453,292 CITG 9/21/2022 75,666
NOK 54,361,500 USD 5,453,299 JPMC 9/21/2022 75,659
SGD 4,500 USD 3,235 CITG 9/21/2022 6
SGD 4,500 USD 3,235 JPMC 9/21/2022 6
USD 2,128,730 AUD 3,029,500 CITG 9/21/2022 36,216
USD 2,128,727 AUD 3,029,500 JPMC 9/21/2022 36,213
USD 620,328 CAD 790,000 CITG 9/21/2022 6,505
USD 620,328 CAD 790,000 JPMC 9/21/2022 6,505
USD 339,787 DKK 2,353,500 CITG 9/21/2022 6,232
USD 339,787 DKK 2,353,500 JPMC 9/21/2022 6,232
USD 13,601,089 EUR 12,798,332 CITG 9/21/2022 112,001
USD 13,601,066 EUR 12,798,326 JPMC 9/21/2022 111,982
USD 26,911,734 GBP 21,503,001 CITG 9/21/2022 695,654
USD 26,911,702 GBP 21,503,002 JPMC 9/21/2022 695,621
USD 136,601 HKD 1,069,000 CITG 9/21/2022 55
USD 136,600 HKD 1,069,000 JPMC 9/21/2022 55
USD 40,682 ILS 138,500 CITG 9/21/2022 801
USD 40,682 ILS 138,500 JPMC 9/21/2022 801
USD 11,860,384 JPY 1,556,966,500 CITG 9/21/2022 320,012
USD 11,860,369 JPY 1,556,966,500 JPMC 9/21/2022 319,997
USD 19,619,002 NZD 30,660,500 CITG 9/21/2022 487,592
USD 19,618,977 NZD 30,660,499 JPMC 9/21/2022 487,567
USD 3,410,563 SEK 34,534,000 CITG 9/21/2022 23,274
USD 3,410,559 SEK 34,534,000 JPMC 9/21/2022 23,269
USD 57,622 SGD 79,500 CITG 9/21/2022 370
USD 57,622 SGD 79,500 JPMC 9/21/2022 370
Total unrealized appreciation 3,577,127
AUD 38,866,034 USD 27,525,897 CITG 9/21/2022 (680,639)
AUD 38,866,029 USD 27,525,928 JPMC 9/21/2022 (680,673)
CAD 14,566,002 USD 11,504,211 CITG 9/21/2022 (186,548)
CAD 14,565,998 USD 11,503,160 JPMC 9/21/2022 (185,500)
DKK 2,297,000 USD 329,741 CITG 9/21/2022 (4,193)
DKK 2,297,000 USD 329,741 JPMC 9/21/2022 (4,193)
EUR 7,737,500 USD 8,266,849 CITG 9/21/2022 (111,737)
EUR 7,737,500 USD 8,266,860 JPMC 9/21/2022 (111,748)
GBP 3,667,000 USD 4,546,467 CITG 9/21/2022 (75,725)
GBP 3,667,000 USD 4,546,472 JPMC 9/21/2022 (75,731)
HKD 476,000 USD 60,844 CITG 9/21/2022 (43)
HKD 476,000 USD 60,844 JPMC 9/21/2022 (43)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ILS 1,240,001 USD 372,090 CITG 9/21/2022 $ (15,037)
ILS 1,239,998 USD 372,089 JPMC 9/21/2022 (15,038)
JPY 2,546,220,000 USD 19,620,559 CITG 9/21/2022 (747,756)
JPY 2,546,220,000 USD 19,620,584 JPMC 9/21/2022 (747,781)
NOK 74,716,503 USD 7,775,618 CITG 9/21/2022 (176,408)
NOK 74,716,498 USD 7,775,627 JPMC 9/21/2022 (176,418)
SEK 99,633,500 USD 10,033,771 CITG 9/21/2022 (261,157)
SEK 99,633,499 USD 10,033,783 JPMC 9/21/2022 (261,168)
SGD 968,500 USD 702,228 CITG 9/21/2022 (4,760)
SGD 968,500 USD 702,229 JPMC 9/21/2022 (4,761)
USD 1,145,368 CAD 1,482,500 CITG 9/21/2022 (6,522)
USD 1,145,367 CAD 1,482,500 JPMC 9/21/2022 (6,524)
USD 7,933,219 CHF 7,658,500 CITG 9/21/2022 (135,400)
USD 7,933,209 CHF 7,658,500 JPMC 9/21/2022 (135,410)
USD 97,990 DKK 694,500 CITG 9/21/2022 (439)
USD 97,990 DKK 694,500 JPMC 9/21/2022 (439)
USD 3,251,373 EUR 3,102,476 CITG 9/21/2022 (18,551)
USD 3,251,367 EUR 3,102,474 JPMC 9/21/2022 (18,554)
USD 1,639,731 GBP 1,346,000 CITG 9/21/2022 (1,289)
USD 1,639,729 GBP 1,346,000 JPMC 9/21/2022 (1,291)
USD 92,060 HKD 721,000 CITG 9/21/2022 (35)
USD 92,060 HKD 721,000 JPMC 9/21/2022 (36)
USD 1,720,860 NZD 2,764,000 CITG 9/21/2022 (3,809)
USD 1,720,858 NZD 2,764,000 JPMC 9/21/2022 (3,811)
USD 45,293 SGD 63,000 CITG 9/21/2022 (76)
USD 45,293 SGD 63,000 JPMC 9/21/2022 (76)
Total unrealized depreciation (4,859,319)
Net unrealized depreciation $ (1,282,192)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 83.9%
Australia - 8.9%
Ampol Ltd. 2,303 54,356
Aristocrat Leisure Ltd. 4,685 111,438
ASX Ltd. 528 29,845
Aurizon Holdings Ltd. 133,228 350,394
Australia & New Zealand Banking
Group Ltd. 3,852 58,669
BHP Group Ltd. 10,248 293,437
BlueScope Steel Ltd. 31,427 346,283
Dexus, REIT 11,870 72,994
Glencore plc * 4,338 23,497
Goodman Group, REIT 2,207 27,251
GPT Group (The), REIT 15,690 45,857
Lendlease Corp. Ltd. 1,854 11,678
Lottery Corp. Ltd. (The) (1)* 9,973 31,115
Mirvac Group, REIT 9,374 12,813
QBE Insurance Group Ltd. 14,725 123,732
Rio Tinto Ltd. 708 50,508
Rio Tinto plc 7,570 452,586
Sonic Healthcare Ltd. 9,047 206,211
South32 Ltd. 79,673 215,889
Suncorp Group Ltd. (a) 30,222 230,465
Tabcorp Holdings Ltd. 9,973 7,362
WiseTech Global Ltd. 1,225 32,122
Woodside Energy Group Ltd. 2,659 58,441
2,846,943
—
Belgium - 1.3%
Ageas SA/NV 3,454 152,296
Anheuser-Busch InBev SA/NV 614 33,065
Groupe Bruxelles Lambert SA 289 24,227
KBC Group NV 665 37,414
Proximus SADP 10,423 153,841
400,843
—
China - 0.5%
SITC International Holdings Co.
Ltd. 46,000 130,832
Wilmar International Ltd. 8,700 25,322
156,154
—
Denmark - 2.8%
AP Moller - Maersk A/S, Class B 100 234,760
Chr Hansen Holding A/S 2,217 161,836
Danske Bank A/S 1,822 25,932
Genmab A/S * 622 201,805
Novo Nordisk A/S, Class B 1,855 205,724
Orsted A/S (b) 522 54,979
885,036
—
Finland - 1.6%
Elisa OYJ 477 26,854
Kesko OYJ, Class B 3,283 77,695
Kone OYJ, Class B 1,889 90,285
Nokia OYJ 35,974 166,741
Nordea Bank Abp 13,192 116,532
Wartsila OYJ Abp 4,845 37,979
516,086
—
INVESTMENTS SHARES VALUE ($)
France - 9.2%
Amundi SA (b) 598 32,924
BioMerieux 178 17,454
BNP Paribas SA 2,173 103,939
Bouygues SA 3,754 115,862
Carrefour SA 9,615 170,679
Cie de Saint-Gobain 6,603 285,311
Credit Agricole SA 4,518 41,651
Dassault Aviation SA 832 129,927
Eiffage SA 303 27,409
Electricite de France SA 22,032 180,968
Ipsen SA 2,947 279,031
La Francaise des Jeux SAEM (b) 2,646 91,880
Orange SA 32,502 382,990
Publicis Groupe SA * 3,290 161,804
Renault SA * 4,764 120,272
SEB SA 1,385 133,661
Societe Generale SA 2,176 48,111
TotalEnergies SE 11,031 580,638
Unibail-Rodamco-Westfield, REIT * 210 10,676
2,915,187
—
Germany - 6.5%
BASF SE 6,302 275,727
Bayerische Motoren Werke AG 4,383 339,772
Covestro AG (b) 5,179 179,964
Deutsche Bank AG (Registered) 17,079 150,085
Deutsche Boerse AG 506 84,971
Deutsche Post AG (Registered) 8,095 305,635
Fresenius SE & Co. KGaA 814 24,755
GEA Group AG 2,158 74,814
HeidelbergCement AG 1,126 54,365
HelloFresh SE * 2,219 72,394
KION Group AG 237 9,921
Knorr-Bremse AG 875 50,116
Mercedes-Benz Group AG 297 17,249
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 382 90,361
Porsche Automobil Holding SE
(Preference) 500 33,256
SAP SE 2,018 183,942
Volkswagen AG (Preference) 365 49,144
Vonovia SE 1,970 60,953
2,057,424
—
Hong Kong - 1.8%
CK Infrastructure Holdings Ltd. 2,047 12,575
CLP Holdings Ltd. 4,917 40,862
Hong Kong Exchanges & Clearing
Ltd. 2,422 119,783
Link, REIT 8,797 71,884
Sun Hung Kai Properties Ltd. 5,205 61,628
Swire Pacific Ltd., Class A 30,396 181,532
WH Group Ltd. (b) 114,801 88,854
577,118
—

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Italy - 0.4%
Eni SpA 4,918 58,331
Mediobanca Banca di Credito
Finanziario SpA 2,921 25,333
UniCredit SpA 5,693 54,404
138,068
—
Japan - 18.9%
AGC, Inc. 500 17,569
Aisin Corp. 9,291 287,565
Brother Industries Ltd. 9,665 170,050
CyberAgent, Inc. 1,400 14,026
Dai-ichi Life Holdings, Inc. 14,784 273,436
Daito Trust Construction Co. Ltd. 165 14,274
Daiwa House Industry Co. Ltd. 1,174 27,456
Dentsu Group, Inc. 2,200 66,325
Eisai Co. Ltd. 2,600 109,928
ENEOS Holdings, Inc. 46,250 174,029
Hitachi Construction Machinery Co.
Ltd. 500 11,106
Honda Motor Co. Ltd. 900 21,700
Hulic Co. Ltd. 732 5,678
Idemitsu Kosan Co. Ltd. 500 11,944
Iida Group Holdings Co. Ltd. 14,200 218,004
Japan Metropolitan Fund
Investment Corp., REIT 16 12,467
Japan Post Holdings Co. Ltd. 17,049 121,984
Japan Post Insurance Co. Ltd. 16,853 269,727
Japan Real Estate Investment
Corp., REIT 11 50,651
Japan Tobacco, Inc. 7,900 136,897
JFE Holdings, Inc. 13,300 139,919
Kajima Corp. 14,979 171,758
Koito Manufacturing Co. Ltd. 700 22,233
Marubeni Corp. 6,263 56,189
Mazda Motor Corp. 33,243 271,346
MISUMI Group, Inc. 2,900 61,246
Mitsubishi Estate Co. Ltd. 3,206 46,466
Mitsui & Co. Ltd. 1,131 24,853
Mitsui Chemicals, Inc. 4,700 100,249
Mitsui Fudosan Co. Ltd. 1,683 36,159
Mitsui OSK Lines Ltd. 5,100 117,323
Mizuho Financial Group, Inc. 34,588 393,782
NGK Insulators Ltd. 1,652 22,257
Nippon Building Fund, Inc., REIT 9 44,916
NIPPON EXPRESS HOLDINGS,
Inc. 1,300 70,815
Nippon Steel Corp. 19,600 274,304
Nippon Yusen KK 2,400 164,556
Nitto Denko Corp. 1,464 94,689
Nomura Real Estate Holdings, Inc. 308 7,535
Obayashi Corp. 31,091 226,133
Osaka Gas Co. Ltd. 5,900 113,075
Panasonic Holdings Corp. 1,300 10,496
Resona Holdings, Inc. 38,771 145,024
Ricoh Co. Ltd. 6,400 49,966
Sharp Corp. 1,900 14,697
Shimizu Corp. 9,388 51,863
SoftBank Group Corp. 2,100 81,393
Square Enix Holdings Co. Ltd. 819 36,353
Sumitomo Corp. 8,922 121,281
INVESTMENTS SHARES VALUE ($)
Japan - 18.9% (continued)
Sumitomo Metal Mining Co. Ltd. 1,500 46,506
Sumitomo Mitsui Financial Group,
Inc. 5,966 177,340
Sumitomo Realty & Development
Co. Ltd. 1,293 34,134
Suzuki Motor Corp. 1,300 40,869
Taisei Corp. 11,560 360,441
Takeda Pharmaceutical Co. Ltd. 600 16,853
Tokyo Electric Power Co. Holdings,
Inc. * 25,842 108,102
Tokyo Gas Co. Ltd. 700 14,507
Tosoh Corp. 11,600 144,289
Toyota Tsusho Corp. 1,059 34,526
Yamaha Motor Co. Ltd. 600 11,018
ZOZO, Inc. 2,000 36,185
6,010,462
—
Luxembourg - 0.4%
ArcelorMittal SA 5,684 127,466
Macau - 0.2%
Sands China Ltd. * 25,600 61,586
Netherlands - 4.2%
Aegon NV 64,304 276,934
ASML Holding NV 442 208,818
ING Groep NV 7,649 75,355
Koninklijke Ahold Delhaize NV 4,038 105,105
NN Group NV 5,273 238,829
OCI NV 754 24,803
Shell plc 14,438 376,006
Universal Music Group NV 1,422 28,491
1,334,341
—
Russia - 0.0%
Evraz plc (3)(c) 80,070 –
Singapore - 0.7%
Ascendas, REIT 46,596 95,631
CapitaLand Integrated Commercial
Trust, REIT 34,171 53,417
Singapore Exchange Ltd. 2,138 14,566
STMicroelectronics NV 2,254 71,283
234,897
—
South Africa - 0.3%
Anglo American plc 2,371 84,760
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria
SA 17,925 81,426
Banco Santander SA 42,343 119,806
CaixaBank SA 14,516 50,836
Repsol SA 25,513 376,112
Telefonica SA 60,660 309,702
937,882
—
Sweden - 3.0%
Atlas Copco AB, Class B 4,136 34,655
Evolution AB (b) 1,370 125,329
Husqvarna AB, Class B 1,729 12,744
Investor AB, Class B 4,752 78,369

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Sweden - 3.0% (continued)
Securitas AB, Class B 7,850 67,870
Skandinaviska Enskilda Banken
AB, Class A 7,925 78,076
Skanska AB, Class B 4,028 61,973
Svenska Handelsbanken AB, Class
A 8,335 71,547
Swedbank AB, Class A 7,657 97,111
Swedish Match AB 3,956 40,361
Telefonaktiebolaget LM Ericsson,
Class B 35,211 262,991
Volvo AB, Class B 1,693 26,342
957,368
—
Switzerland - 5.6%
ABB Ltd. (Registered) 2,901 77,800
Adecco Group AG (Registered) 388 13,225
Baloise Holding AG (Registered) 1,030 168,604
Barry Callebaut AG (Registered) 46 102,921
Holcim AG * 2,687 115,244
Kuehne + Nagel International AG
(Registered) 47 11,167
Novartis AG (Registered) 8,372 709,784
SGS SA (Registered) 33 75,691
Swatch Group AG (The) 298 70,786
Swisscom AG (Registered) 101 55,865
Temenos AG (Registered) 3,704 316,989
UBS Group AG (Registered) 1,337 21,615
Zurich Insurance Group AG 133 57,998
1,797,689
—
United Kingdom - 11.0%
3i Group plc 3,499 47,425
abrdn plc 60,831 118,739
Associated British Foods plc 9,849 190,042
AstraZeneca plc 461 60,816
Auto Trader Group plc (b) 12,751 86,357
Aviva plc 24,146 118,274
Barclays plc 158,353 296,113
BP plc 107,668 505,554
British American Tobacco plc 4,689 200,991
Burberry Group plc 2,038 40,885
CK Hutchison Holdings Ltd. 54,826 371,939
DCC plc 1,186 73,789
HSBC Holdings plc 37,196 242,984
Imperial Brands plc 11,064 247,698
InterContinental Hotels Group plc 2,594 137,866
Intertek Group plc 961 49,395
Lloyds Banking Group plc 382,413 196,754
London Stock Exchange Group plc 869 81,088
Sage Group plc (The) 2,820 21,837
Tesco plc 101,908 317,607
Unilever plc 339 15,452
WPP plc 7,147 72,194
3,493,799
—
United States - 3.7%
GSK plc 6,213 133,900
Nestle SA (Registered) 2,821 329,698
QIAGEN NV * 841 39,542
Roche Holding AG 572 191,220
INVESTMENTS SHARES VALUE ($)
United States - 3.7% (continued)
Stellantis NV 21,925 272,193
Swiss Re AG 2,887 224,083
1,190,636
—
TOTAL COMMON STOCKS
(Cost $27,159,435) 26,723,745
SHORT-TERM INVESTMENTS - 12.2%
INVESTMENT COMPANIES - 12.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 1.11% (1)(d)(e) 1,385,731 1,385,731
Limited Purpose Cash Investment
Fund, 1.15% (1)(d) 2,493,177 2,491,182
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,876,913) 3,876,913
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.1%
(Cost $31,036,348) 30,600,658
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.9% (f) 1,241,414
NET ASSETS - 100.0% 31,842,072
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,476,195 4.6%
Consumer Discretionary 2,577,908 8.1
Consumer Staples 2,154,782 6.8
Energy 2,195,413 6.9
Financials 5,688,496 17.9
Health Care 2,197,022 6.9
Industrials 4,231,753 13.3
Information Technology 1,484,739 4.6
Materials 3,206,320 10.1
Real Estate 986,050 3.1
Utilities 525,067 1.6
Investment Companies 3,876,913 12.2
Total Investments In Securities
At Value 30,600,658 96.1
Other Assets in Excess of
Liabilities (f) 1,241,414 3.9
Net Assets
$ 31,842,072 100.0%

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 was $205,377; non-cash collateral of $209,485 was received.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2022 amounted to $660,287, which represents approximately
2.07% of net assets of the fund.
(c) Security fair valued using significant unobservable inputs (Level 3) as of June 30, 2022 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at June 30, 2022 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(d) Represents 7-day effective yield as of June 30, 2022.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Total return swap contracts outstanding as of June 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/27/2022 ILS 914,365 $ 1,354
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.70%) Monthly JPMC 09/21/2022 EUR (92,449) 6,686
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.30%) Monthly JPMC 09/21/2022 CHF (1,549,775) 72,420
80,460
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 09/21/2022 EUR 1,863,078 (176,006)
(176,006)
$ (95,546)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 3 7/2022 EUR $ 414,341 $ 1,830
CAC 40 10 Euro Index 21 7/2022 EUR 1,301,491 (21,533)
MSCI Singapore Index 14 7/2022 SGD 282,711 (8,413)
FTSE 100 Index 21 9/2022 GBP 1,820,363 (22,400)
FTSE/MIB Index 3 9/2022 EUR 333,374 (13,697)
FTSE/MIB Index 6 9/2022 EUR 666,748 (22,606)
TOPIX Index 33 9/2022 JPY 4,549,417 (86,554)
(173,373)
Short Contracts
Hang Seng Index (7) 7/2022 HKD (969,873) 14,202
IBEX 35 Index (7) 7/2022 EUR (589,757) 2,342
OMXS30 Index (35) 7/2022 SEK (639,972) 20,793
DAX Index (3) 9/2022 EUR (1,003,753) 43,439
SPI 200 Index (17) 9/2022 AUD (1,895,375) 22,729
103,505
$ (69,868)
Forward foreign currency contracts outstanding as of June 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 430,500 USD 296,307 CITG 9/21/2022 $ 1,045
AUD 430,500 USD 296,307 JPMC 9/21/2022 1,044
CHF 264,500 USD 272,212 CITG 9/21/2022 6,451
CHF 264,500 USD 272,213 JPMC 9/21/2022 6,450
DKK 912,000 USD 129,075 CITG 9/21/2022 179
DKK 912,000 USD 129,076 JPMC 9/21/2022 179
EUR 1,517,000 USD 1,596,412 CITG 9/21/2022 2,465
EUR 1,517,000 USD 1,596,414 JPMC 9/21/2022 2,463
GBP 372,500 USD 452,567 CITG 9/21/2022 1,579
GBP 372,500 USD 452,567 JPMC 9/21/2022 1,578
HKD 1,709,000 USD 218,259 CITG 9/21/2022 36
HKD 1,709,000 USD 218,259 JPMC 9/21/2022 35
JPY 116,536,000 USD 858,055 CITG 9/21/2022 5,720
JPY 116,536,000 USD 858,056 JPMC 9/21/2022 5,719
NOK 6,768,500 USD 679,249 CITG 9/21/2022 9,157
NOK 6,768,500 USD 679,250 JPMC 9/21/2022 9,155
SGD 26,500 USD 19,043 CITG 9/21/2022 41
SGD 26,500 USD 19,043 JPMC 9/21/2022 41
USD 1,067,073 AUD 1,538,000 CITG 9/21/2022 4,757
USD 1,067,072 AUD 1,538,000 JPMC 9/21/2022 4,756
USD 3,689 CHF 3,500 CITG 9/21/2022 2
USD 3,689 CHF 3,500 JPMC 9/21/2022 2
USD 162,155 DKK 1,136,000 CITG 9/21/2022 1,153
USD 162,155 DKK 1,136,000 JPMC 9/21/2022 1,153
USD 3,080,991 EUR 2,902,363 CITG 9/21/2022 21,980
USD 3,080,977 EUR 2,902,353 JPMC 9/21/2022 21,976
USD 2,575,590 GBP 2,055,118 CITG 9/21/2022 70,026
USD 2,575,583 GBP 2,055,115 JPMC 9/21/2022 70,023

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 97,782 HKD 765,335 CITG 9/21/2022 $ 24
USD 97,782 HKD 765,334 JPMC 9/21/2022 24
USD 55,922 ILS 191,000 CITG 9/21/2022 925
USD 55,922 ILS 191,000 JPMC 9/21/2022 925
USD 2,361,553 JPY 311,632,500 CITG 9/21/2022 51,706
USD 2,361,550 JPY 311,632,500 JPMC 9/21/2022 51,703
USD 341,177 NOK 3,346,000 CITG 9/21/2022 864
USD 341,176 NOK 3,346,000 JPMC 9/21/2022 864
USD 5,715 NZD 9,000 CITG 9/21/2022 99
USD 5,715 NZD 9,000 JPMC 9/21/2022 99
USD 1,500,715 SEK 15,161,500 CITG 9/21/2022 13,589
USD 1,500,713 SEK 15,161,500 JPMC 9/21/2022 13,587
USD 77,967 SGD 108,000 CITG 9/21/2022 190
USD 77,967 SGD 108,000 JPMC 9/21/2022 190
Total unrealized appreciation 383,954
AUD 5,136,163 USD 3,637,682 CITG 9/21/2022 (90,070)
AUD 5,136,160 USD 3,637,684 JPMC 9/21/2022 (90,074)
CHF 311,500 USD 328,199 CITG 9/21/2022 (18)
CHF 311,500 USD 328,200 JPMC 9/21/2022 (19)
DKK 326,000 USD 46,986 CITG 9/21/2022 (784)
DKK 326,000 USD 46,986 JPMC 9/21/2022 (784)
EUR 1,248,505 USD 1,340,771 CITG 9/21/2022 (24,881)
EUR 1,248,495 USD 1,340,762 JPMC 9/21/2022 (24,881)
GBP 262,000 USD 323,477 CITG 9/21/2022 (4,052)
GBP 262,000 USD 323,478 JPMC 9/21/2022 (4,052)
HKD 209,500 USD 26,778 CITG 9/21/2022 (18)
HKD 209,500 USD 26,778 JPMC 9/21/2022 (18)
ILS 617,764 USD 185,376 CITG 9/21/2022 (7,493)
ILS 617,760 USD 185,375 JPMC 9/21/2022 (7,493)
JPY 472,802,134 USD 3,659,854 CITG 9/21/2022 (155,403)
JPY 472,802,129 USD 3,659,859 JPMC 9/21/2022 (155,408)
NOK 9,348,347 USD 970,727 CITG 9/21/2022 (19,931)
NOK 9,348,344 USD 970,728 JPMC 9/21/2022 (19,931)
NZD 73,173 USD 46,651 CITG 9/21/2022 (992)
NZD 73,172 USD 46,650 JPMC 9/21/2022 (992)
SEK 17,897,152 USD 1,794,025 CITG 9/21/2022 (38,572)
SEK 17,897,150 USD 1,794,027 JPMC 9/21/2022 (38,574)
SGD 308,946 USD 223,862 CITG 9/21/2022 (1,374)
SGD 308,944 USD 223,861 JPMC 9/21/2022 (1,374)
USD 10,995 AUD 16,000 CITG 9/21/2022 (56)
USD 10,995 AUD 16,000 JPMC 9/21/2022 (56)
USD 1,543,893 CHF 1,486,297 CITG 9/21/2022 (21,997)
USD 1,543,890 CHF 1,486,296 JPMC 9/21/2022 (21,999)
USD 20,223 DKK 143,000 CITG 9/21/2022 (44)
USD 20,223 DKK 143,000 JPMC 9/21/2022 (44)
USD 465,569 EUR 444,336 CITG 9/21/2022 (2,748)
USD 465,569 EUR 444,336 JPMC 9/21/2022 (2,748)
USD 36,937 GBP 30,500 CITG 9/21/2022 (248)
USD 36,937 GBP 30,500 JPMC 9/21/2022 (248)
USD 186,595 HKD 1,461,000 CITG 9/21/2022 (22)
USD 186,595 HKD 1,461,000 JPMC 9/21/2022 (22)
USD 881,448 JPY 119,199,000 CITG 9/21/2022 (2,066)
USD 881,446 JPY 119,199,000 JPMC 9/21/2022 (2,067)
USD 7,798 NZD 12,500 CITG 9/21/2022 (2)
USD 7,798 NZD 12,500 JPMC 9/21/2022 (2)
USD 882 SEK 9,000 CITG 9/21/2022 (1)
USD 882 SEK 9,000 JPMC 9/21/2022 (1)
USD 25,154 SGD 35,000 CITG 9/21/2022 (51)

AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 25,154 SGD 35,000 JPMC 9/21/2022 $ (51)
Total unrealized depreciation (741,661)
Net unrealized depreciation $ (357,707)

Schedule of Investments
AQR Funds | N-PORT Part F | June 2022
See notes to Schedule of Investments.
June 30, 2022 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
ILS - Israeli Shekel
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
The following abbreviations are used for counterparty descriptions :
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 0.52%
Euro Short-Term Rate ("ESTR"): -0.59%
Singapore Overnight Rate Average (“SORA”): 1.66%
Swiss Average Rate Overnight (“SARON”): -0.20%
Tokyo Overnight Average Rate (“TONAR”):  -0.04%

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2022
June 30, 2022 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 965,965,537 $ – $ – $ 965,965,537
Preferred Stocks ................................ 123,563 – – 123,563
Short-Term Investments ........................... 38,293,571 – – 38,293,571
Total Assets $ 1,004,382,671 $ – $ – $ 1,004,382,671
LIABILITIES
Futures Contracts* ............................... $ (1,870,156) $ – $ – $ (1,870,156)
Total Liabilities $ (1,870,156) $ – $ – $ (1,870,156)
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 94,884,211 $ – $ 38,012 $ 94,922,223
Preferred Stocks ................................ 57,835 – – 57,835
Securities Lending Collateral ....................... 1,037,010 – – 1,037,010
Short-Term Investments ........................... 4,419,647 – – 4,419,647
Total Assets $ 100,398,703 $ – $ 38,012 $ 100,436,715
LIABILITIES
Futures Contracts* ............................... $ (226,726) $ – $ – $ (226,726)
Total Liabilities $ (226,726) $ – $ – $ (226,726)

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2022
June 30, 2022 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 45,995,540 $ 351,974,297 $ – $ 397,969,837
Short-Term Investments ........................... 17,557,789 – – 17,557,789
Total Assets $ 63,553,329 $ 351,974,297 $ – $ 415,527,626
LIABILITIES
Futures Contracts* ............................... $ (113,003) $ – $ – $ (113,003)
Total Liabilities $ (113,003) $ – $ – $ (113,003)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 86,907,487 $ 396,230,468 $ 240,626 $ 483,378,581
Rights
†
........................................ – – –
(a)
–
(a)
Short-Term Investments ........................... 19,268,292 – – 19,268,292
Futures Contracts* ............................... 71,892 – – 71,892
Total Assets $ 106,247,671 $ 396,230,468 $ 240,626 $ 502,718,765
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 689,962,644 $ – $ – $ 689,962,644
Preferred Stocks ................................ 23,443 – – 23,443
Securities Lending Collateral ....................... 1,391,371 – – 1,391,371
Short-Term Investments ........................... 32,436,003 – – 32,436,003
Total Assets $ 723,813,461 $ – $ – $ 723,813,461
LIABILITIES
Futures Contracts* ............................... $ (1,539,438) $ – $ – $ (1,539,438)
Total Liabilities $ (1,539,438) $ – $ – $ (1,539,438)
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 192,011,095 $ – $ 39,833 $ 192,050,928
Securities Lending Collateral ....................... 1,939,657 – – 1,939,657
Short-Term Investments ........................... 9,380,041 – – 9,380,041
Total Assets $ 203,330,793 $ – $ 39,833 $ 203,370,626
LIABILITIES
Futures Contracts* ............................... $ (445,424) $ – $ – $ (445,424)
Total Liabilities $ (445,424) $ – $ – $ (445,424)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 70,100,883 $ 272,195,696 $ – $ 342,296,579
Short-Term Investments ........................... 11,969,674 – – 11,969,674
Total Assets $ 82,070,557 $ 272,195,696 $ – $ 354,266,253
LIABILITIES
Futures Contracts* ............................... $ (57,343) $ – $ – $ (57,343)
Total Liabilities $ (57,343) $ – $ – $ (57,343)
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 4,147,897,239 $ – $ – $ 4,147,897,239
Securities Lending Collateral ....................... 4,132,210 – – 4,132,210
Short-Term Investments ........................... 81,379,041 – – 81,379,041
Total Assets $ 4,233,408,490 $ – $ – $ 4,233,408,490
LIABILITIES
Futures Contracts* ............................... $ (2,702,604) $ – $ – $ (2,702,604)
Total Liabilities $ (2,702,604) $ – $ – $ (2,702,604)

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2022
June 30, 2022 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 32,246,788 $ 205,849,793 $ – $ 238,096,581
Securities Lending Collateral ....................... 937,162 – – 937,162
Short-Term Investments ........................... 8,016,577 – – 8,016,577
Total Assets $ 41,200,527 $ 205,849,793 $ – $ 247,050,320
LIABILITIES
Futures Contracts* ............................... $ (27,250) $ – $ – $ (27,250)
Total Liabilities $ (27,250) $ – $ – $ (27,250)
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 191,306,562 $ 66,615,523 $ –
(a)
$ 257,922,085
Short-Term Investments ........................... 31,426,084 – – 31,426,084
Futures Contracts* ............................... 1,009,525 – – 1,009,525
Forward Foreign Currency Exchange Contracts* ........ – 3,577,127 – 3,577,127
Total Return Swaps Contracts* ...................... – 297,457 – 297,457
Total Assets $ 223,742,171 $ 70,490,107 $ –
(a)
$ 294,232,278
LIABILITIES
Futures Contracts* ............................... $ (1,302,215) $ – $ – $ (1,302,215)
Forward Foreign Currency Exchange Contracts* ........ – (4,859,319) – (4,859,319)
Total Return Swaps Contracts* ...................... – (533,928) – (533,928)
Total Liabilities $ (1,302,215) $ (5,393,247) $ – $ (6,695,462)
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 31,115 $ 26,692,630 $ –
(a)
$ 26,723,745
Short-Term Investments ........................... 3,876,913 – – 3,876,913
Futures Contracts* ............................... 105,335 – – 105,335
Forward Foreign Currency Exchange Contracts* ........ – 383,954 – 383,954
Total Return Swaps Contracts* ...................... – 80,460 – 80,460
Total Assets $ 4,013,363 $ 27,157,044 $ –
(a)
$ 31,170,407
LIABILITIES
Futures Contracts* ............................... $ (175,203) $ – $ – $ (175,203)
Forward Foreign Currency Exchange Contracts* ........ – (741,661) – (741,661)
Total Return Swaps Contracts* ...................... – (176,006) – (176,006)
Total Liabilities $ (175,203) $ (917,667) $ – $ (1,092,870)
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2022
June 30, 2022 (Unaudited)
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Small Cap
Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.